UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07751

Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
30 November 2021
Nuveen Municipal
Bond Funds
Fund Name	Class A	Class C	Class C2	Class I
Nuveen Kansas Municipal Bond Fund	FKSTX	FAFOX	FCKSX	FRKSX
Nuveen Kentucky Municipal Bond Fund	FKYTX	FKCCX	FKYCX	FKYRX
Nuveen Michigan Municipal Bond Fund	FMITX	FAFNX	FLMCX	NMMIX
Nuveen Missouri Municipal Bond Fund	FMOTX	FAFPX	FMOCX	FMMRX
Nuveen Ohio Municipal Bond Fund	FOHTX	FAFMX	FOHCX	NXOHX
Nuveen Wisconsin Municipal Bond Fund	FWIAX	FWCCX	FWICX	FWIRX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.
Semiannual Report

Life is Complex.
Nuveen makes things e-simple.
It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.
Free e-Reports right to your e-mail!
www.investordelivery.com
If you receive your Nuveen Fund distributions and statements from your financial professional or brokerage account.
or
www.nuveen.com/client-access
If you receive your Nuveen Fund distributions and statements directly from Nuveen.
Must be preceded by or accompanied by a prospectus.
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Table
of Contents

Chair’s Letter to Shareholders
Dear Shareholders,
In 2021, we have seen a nearly full recovery in the economy and began to approach more normalcy in our daily lives, enabled by unprecedented help from governments and central banks and the development of effective COVID-19 vaccines and therapies.
As crisis-related monetary and fiscal supports are phasing out, global economic growth is expected to moderate from post-pandemic peak growth toward a more sustainable pace of expansion. In the U.S., the Federal Reserve has begun winding down its pandemic bond buying program and has signaled higher short-term interest rates in 2022 to help keep inflation in check. On the fiscal side, government spending will be lower from here, but the U.S. will begin funding projects with the $1.2 trillion Infrastructure Investment and Jobs Act enacted on November 15, 2021, and Europe, Japan and China are also expected to roll out fiscal support in 2022.
Inflation levels, the timing of monetary policy normalization and the global economy’s response to tighter financial conditions will be a key focus in the markets. We anticipate periodic volatility as markets digest incoming data on these impacts, as well as COVID-19 headlines, as there is still uncertainty about the course of the pandemic. Short-term market fluctuations can provide your Fund opportunities to invest in new ideas as well as upgrade existing positioning while providing long-term value for shareholders. For more than 120 years, the careful consideration of risk and reward has guided Nuveen’s focus on delivering long-term results to our shareholders.
To learn more about how your portfolio can take advantage of new opportunities arising from the normalizing global economy, we encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.
On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
January 21, 2022

Important Notices
For Shareholders of
Nuveen Kansas Municipal Bond Fund
Nuveen Kentucky Municipal Bond Fund
Nuveen Michigan Municipal Bond Fund
Nuveen Missouri Municipal Bond Fund
Nuveen Ohio Municipal Bond Fund
Nuveen Wisconsin Municipal Bond Fund
Portfolio Manager Commentaries in Semiannual Reports
Beginning with this semiannual shareholder report, the Funds will include portfolio manager commentaries only in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s May 31, 2021 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Risk Considerations and Dividend Information
Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds' use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds' exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6  –  Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6  –  Income Tax Information within the Notes to Financial Statements of this report.

Fund Performance, Expense Ratios and Effective Leverage Ratios
The Fund Performance, Expense Ratios and Effective Leverage Ratios for each Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund's most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 9—Borrowing Arrangements, are excluded from the calculation of a Fund’s effective leverage ratio.

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Kansas Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	1/09/92	1.08%	2.96%	3.63%	3.66%	0.79%
Class A Shares at maximum Offering Price	1/09/92	(3.19)%	(1.33)%	2.75%	3.22%	—
S&P Municipal Bond Index	—	0.67%	2.22%	4.21%	3.97%	—
S&P Municipal Bond Kansas Index[1]	—	0.58%	1.21%	3.85%	3.83%	—
Lipper Other States Municipal Debt Funds Classification Average	—	0.50%	1.84%	3.39%	3.19%	—
Class I Shares	2/25/97	1.19%	3.18%	3.85%	3.88%	0.59%

	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	0.57%	2.04%	2.79%	2.89%	1.59%
*       Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1     For purposes of Fund performance, relative results are measured against this benchmark/index.
Effective Leverage Ratio as of November 30, 2021

Effective Leverage Ratio	0.00%

Nuveen Kentucky Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	5/04/87	0.71%	2.77%	3.82%	3.60%	0.83%
Class A Shares at maximum Offering Price	5/04/87	(3.50)%	(1.56)%	2.93%	3.16%	—
S&P Municipal Bond Index	—	0.67%	2.22%	4.21%	3.97%	—
S&P Municipal Bond Kentucky Index[1]	—	0.84%	2.47%	4.35%	4.14%	—
Lipper Other States Municipal Debt Funds Classification Average	—	0.50%	1.84%	3.39%	3.19%	—
Class I Shares	2/07/97	0.73%	2.90%	4.01%	3.81%	0.63%

	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	0.21%	1.95%	2.99%	2.81%	1.63%
*       Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1     For purposes of Fund performance, relative results are measured against this benchmark/index.
Effective Leverage Ratio as of November 30, 2021

Effective Leverage Ratio	8.69%

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Michigan Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	6/27/85	0.42%	1.66%	3.96%	3.90%	0.83%
Class A Shares at maximum Offering Price	6/27/85	(3.79)%	(2.62)%	3.08%	3.45%	—
S&P Municipal Bond Index	—	0.67%	2.22%	4.21%	3.97%	—
S&P Municipal Bond Michigan Index[1]	—	0.60%	2.06%	4.58%	4.35%	—
Lipper Other States Municipal Debt Funds Classification Average	—	0.50%	1.84%	3.39%	3.19%	—
Class I Shares	2/03/97	0.52%	1.78%	4.16%	4.11%	0.63%

	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	0.02%	0.77%	3.13%	3.13%	1.63%
*       Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1     For purposes of Fund performance, relative results are measured against this benchmark/index.
Effective Leverage Ratio as of November 30, 2021

Effective Leverage Ratio	3.98%

Nuveen Missouri Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	8/03/87	0.73%	2.58%	4.20%	4.09%	0.76%
Class A Shares at maximum Offering Price	8/03/87	(3.47)%	(1.72)%	3.32%	3.65%	—
S&P Municipal Bond Index	—	0.67%	2.22%	4.21%	3.97%	—
S&P Municipal Bond Missouri Index[1]	—	0.83%	2.57%	4.25%	3.99%	—
Lipper Other States Municipal Debt Funds Classification Average	—	0.50%	1.84%	3.39%	3.19%	—
Class I Shares	2/19/97	0.83%	2.79%	4.40%	4.29%	0.56%

	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	0.32%	1.75%	3.36%	3.24%	1.56%
*       Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1     For purposes of Fund performance, relative results are measured against this benchmark/index.
Effective Leverage Ratio as of November 30, 2021

Effective Leverage Ratio	0.00%

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Ohio Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	6/27/85	1.18%	2.39%	4.14%	3.95%	0.77%
Class A Shares at maximum Offering Price	6/27/85	(3.03)%	(1.94)%	3.26%	3.51%	—
S&P Municipal Bond Index	—	0.67%	2.22%	4.21%	3.97%	—
S&P Municipal Bond Ohio Index[1]	—	0.71%	2.18%	5.01%	4.82%	—
Lipper Ohio Municipal Debt Funds Classification Average	—	0.55%	1.84%	3.72%	3.49%	—
Class I Shares	2/03/97	1.20%	2.52%	4.35%	4.15%	0.57%

	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	0.70%	1.58%	3.31%	3.13%	1.57%
*       Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1     For purposes of Fund performance, relative results are measured against this benchmark/index.
Effective Leverage Ratio as of November 30, 2021

Effective Leverage Ratio	1.69%

Nuveen Wisconsin Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	6/01/94	2.47%	5.32%	4.60%	3.93%	0.89%
Class A Shares at maximum Offering Price	6/01/94	(1.87)%	0.89%	3.70%	3.49%	—
S&P Municipal Bond Index	—	0.67%	2.22%	4.21%	3.97%	—
S&P Municipal Bond Wisconsin Index[1]	—	0.72%	3.25%	4.18%	3.81%	—
Lipper Other States Municipal Debt Funds Classification Average	—	0.50%	1.84%	3.39%	3.19%	—
Class I Shares	2/25/97	2.48%	5.54%	4.80%	4.13%	0.69%

	Total Returns as of November 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	2.07%	4.51%	3.77%	3.57%	1.69%
*       Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1     For purposes of Fund performance, relative results are measured against this benchmark/index.
Effective Leverage Ratio as of November 30, 2021

Effective Leverage Ratio	5.73%

Yields    as of November 30, 2021
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Kansas Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	2.06%	1.33%	2.36%
SEC 30-Day Yield	0.96%	0.21%	1.19%
Taxable-Equivalent Yield(46.5%)[3]	1.76%	0.39%	2.19%
Nuveen Kentucky Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	2.31%	1.61%	2.63%
SEC 30-Day Yield[2]	0.54%	(0.23)%	0.76%
Taxable-Equivalent Yield(45.8%)[3,4]	1.00%	N/A	1.40%
Nuveen Michigan Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	1.72%	1.00%	2.00%
SEC 30-Day Yield[2]	0.67%	(0.10)%	0.89%
Taxable-Equivalent Yield(45.1%)[3,4]	1.22%	N/A	1.62%

Nuveen Missouri Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	2.21%	1.50%	2.52%
SEC 30-Day Yield	0.78%	0.02%	1.01%
Taxable-Equivalent Yield(46.2%)[3]	1.45%	0.04%	1.88%
Nuveen Ohio Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	1.77%	1.06%	2.06%
SEC 30-Day Yield[2]	0.61%	(0.15)%	0.83%
Taxable-Equivalent Yield(45.6%)[3,4]	1.12%	N/A	1.52%
Nuveen Wisconsin Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	2.78%	2.09%	3.11%
SEC 30-Day Yield	1.38%	0.65%	1.64%
Taxable-Equivalent Yield(48.5%)[3]	2.63%	1.24%	3.12%
1         The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2         A negative SEC 30-Day Yield results when accrued expenses of the past 30 days exceed the income generated during the past 30 days.
3         The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.
4         The Taxable-Equivalent Yield for a Fund’s share class with a negative SEC 30-Day Yield is not provided because it does not represent the yield that must be earned on a taxable investment in order to equal the yield of the Fund on an after-tax basis and therefore does not provide a meaningful comparison of the Fund’s yield against the yield of a taxable investment at the assumed tax rate.

Holding Summaries    as of November 30, 2021
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Nuveen Kansas Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	95.9%
Common Stocks	1.5%
Other Assets Less Liabilities	2.6%
Net Assets	100%

States and Territories (% of total municipal bonds)[1]
Kansas	65.3%
Guam	14.4%
Puerto Rico	7.5%
New York	4.0%
Ohio	2.9%
Virgin Islands	1.2%
Texas	1.2%
Virginia	1.1%
Iowa	0.9%
Colorado	0.6%
Illinois	0.4%
California	0.3%
New Jersey	0.1%
Florida	0.1%
Pennsylvania	0.0%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/Limited	26.4%
Tax Obligation/General	23.9%
Utilities	14.4%
U.S. Guaranteed	8.9%
Health Care	7.2%
Transportation	6.3%
Consumer Staples	5.4%
Other	7.5%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	8.4%
AAA	8.8%
AA	38.0%
A	13.1%
BBB	9.3%
BB or Lower	14.0%
N/R (not rated)	6.9%
N/A (not applicable)	1.5%
Total	100%
1	The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Kansas personal income tax if, in the judgment of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen Kentucky Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	106.3%
Other Assets Less Liabilities	1.4%
Net Assets Plus Floating Rate Obligations	107.7%
Floating Rate Obligations	(7.7)%
Net Assets	100%

States and Territories (% of total municipal bonds)[1]
Kentucky	97.8%
Puerto Rico	2.2%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/Limited	27.4%
Utilities	20.6%
Education and Civic Organizations	19.1%
Health Care	13.3%
U.S. Guaranteed	13.0%
Transportation	5.2%
Other	1.4%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	12.1%
AAA	6.9%
AA	30.4%
A	37.5%
BBB	7.5%
BB or Lower	0.5%
N/R (not rated)	5.1%
Total	100%
1	The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Kentucky personal income tax if, in the judgment of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Holding Summaries    as of November 30, 2021 (continued)
Nuveen Michigan Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	102.4%
Other Assets Less Liabilities	1.7%
Net Assets Plus Floating Rate Obligations	104.1%
Floating Rate Obligations	(4.1)%
Net Assets	100%

States and Territories (% of total municipal bonds)[1]
Michigan	97.7%
Puerto Rico	2.3%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/General	33.1%
Education and Civic Organizations	18.5%
Tax Obligation/Limited	16.2%
Utilities	15.2%
Health Care	6.5%
Other	10.5%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	4.6%
AAA	10.2%
AA	64.9%
A	16.4%
BBB	0.9%
BB or Lower	0.2%
N/R (not rated)	2.8%
Total	100%
1	The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Michigan personal income tax if, in the judgment of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen Missouri Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	97.6%
Short-Term Municipal Bonds	1.7%
Other Assets Less Liabilities	0.7%
Net Assets	100%

States and Territories (% of total municipal bonds)[1]
Missouri	97.9%
Puerto Rico	1.4%
Guam	0.7%
Total	100%
Portfolio Composition (% of total investments)
Health Care	22.2%
Tax Obligation/Limited	16.9%
Tax Obligation/General	16.9%
Utilities	16.4%
Education and Civic Organizations	11.5%
Transportation	5.3%
U.S. Guaranteed	5.0%
Other	5.8%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	4.4%
AAA	6.6%
AA	44.8%
A	27.7%
BBB	6.1%
BB or Lower	2.5%
N/R (not rated)	7.9%
Total	100%
1	The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Missouri personal income tax if, in the judgment of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Holding Summaries    as of November 30, 2021 (continued)
Nuveen Ohio Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	95.2%
Common Stocks	2.3%
Other Assets Less Liabilities	2.5%
Net Assets	100%

States and Territories (% of total municipal bonds)
Ohio	98.5%
Puerto Rico	1.5%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/General	21.0%
Tax Obligation/Limited	18.7%
Utilities	18.3%
U.S. Guaranteed	14.4%
Education and Civic Organizations	11.1%
Health Care	6.9%
Other	9.6%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	13.0%
AAA	22.7%
AA	41.8%
A	11.2%
BBB	1.1%
BB or Lower	1.0%
N/R (not rated)	6.9%
N/A (not applicable)	2.3%
Total	100%
1	The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Ohio personal income tax if, in the judgment of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen Wisconsin Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	101.6%
Common Stocks	3.5%
Other Assets Less Liabilities	0.5%
Net Assets Plus Floating Rate Obligations	105.6%
Floating Rate Obligations	(5.6)%
Net Assets	100%

States and Territories (% of total municipal bonds)
Wisconsin	87.4%
Puerto Rico	7.8%
Virgin Islands	1.0%
Virginia	0.9%
Iowa	0.9%
New York	0.8%
Guam	0.5%
Illinois	0.4%
Minnesota	0.2%
Maryland	0.1%
Ohio	0.0%
Pennsylvania	0.0%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/Limited	26.5%
Health Care	22.2%
Housing/Multifamily	18.5%
Long-Term Care	11.3%
Utilities	6.6%
Education and Civic Organizations	6.0%
Other	8.9%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	4.1%
AA	34.3%
A	31.4%
BBB	14.0%
BB or Lower	1.4%
N/R (not rated)	11.5%
N/A (not applicable)	3.3%
Total	100%
1	The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Wisconsin personal income tax if, in the judgment of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Expense Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended November 30, 2021.
The beginning of the period is June 1, 2021.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Kansas Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,010.82	$1,005.73	$1,011.89
Expenses Incurred During the Period	$ 3.88	$ 7.89	$ 2.87
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.21	$1,017.20	$1,022.21
Expenses Incurred During the Period	$ 3.90	$ 7.94	$ 2.89
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.77%, 1.57% and 0.57% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Kentucky Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,007.07	$1,002.14	$1,007.26
Expenses Incurred During the Period	$ 3.82	$ 7.83	$ 2.82
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.26	$1,017.25	$1,022.26
Expenses Incurred During the Period	$ 3.85	$ 7.89	$ 2.84
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.76%, 1.56% and 0.56% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Nuveen Michigan Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,004.24	$1,000.25	$1,005.24
Expenses Incurred During the Period	$ 3.92	$ 7.92	$ 2.92
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.16	$1,017.15	$1,022.16
Expenses Incurred During the Period	$ 3.95	$ 7.99	$ 2.94
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.78%, 1.58% and 0.58% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Nuveen Missouri Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,007.29	$1,003.18	$1,008.33
Expenses Incurred During the Period	$ 3.77	$ 7.78	$ 2.77
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.31	$1,017.30	$1,022.31
Expenses Incurred During the Period	$ 3.80	$ 7.84	$ 2.79
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.75%, 1.55% and 0.55% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Expense Examples    (continued)
Nuveen Ohio Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,011.84	$1,006.99	$1,012.05
Expenses Incurred During the Period	$ 3.83	$ 7.85	$ 2.82
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.26	$1,017.25	$1,022.26
Expenses Incurred During the Period	$ 3.85	$ 7.89	$ 2.84
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.76%, 1.56% and 0.56% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Nuveen Wisconsin Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,024.69	$1,020.67	$1,024.84
Expenses Incurred During the Period	$ 4.16	$ 8.21	$ 3.15
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.96	$1,016.95	$1,021.96
Expenses Incurred During the Period	$ 4.15	$ 8.19	$ 3.14
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.82%, 1.62% and 0.62% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Kansas Municipal Bond Fund
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.4%
	MUNICIPAL BONDS – 95.9%
	Consumer Staples – 5.3%
$ 7,080	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	$7,300,117
995	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	1,142,469
1,535	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2002, 5.500%, 5/15/39	12/21 at 100.00	Ba1	1,576,077
500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.000%, 6/01/29	6/27 at 100.00	BBB	602,000
985	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	12/21 at 100.00	N/R	985,561
730	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	796,094
625	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	695,575
320	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	373,331
2,510	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	2,766,673
15,280	Total Consumer Staples			16,237,897
	Education and Civic Organizations – 3.8%
	Kansas City Kansas Community College, Wyandotte County, Kansas, Auxiliary Enterprise System Revenue Bonds, Series 2021:
3,000	4.000%, 9/01/47	9/30 at 100.00	A	3,434,760
2,000	4.000%, 9/01/52	9/30 at 100.00	A	2,279,340
1,655	Kansas Development Finance Authority, Revenue Bonds, Kansas State University Housing Project, Series 2014D-2, 4.000%, 4/01/33	4/22 at 100.00	Aa3	1,672,361
250	Kansas Development Finance Authority, Revenue Bonds, Kansas State University Projects, Refunding Series 2016A, 4.000%, 3/01/27	3/24 at 100.00	Aa3	267,320
1,000	Topeka, Kansas, Economic Development Revenue Bonds, YMCA Project, Refunding Series 2011A, 6.500%, 9/01/32 (4)	12/21 at 100.00	N/R	300,000
3,135	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	A1	3,564,840
11,040	Total Education and Civic Organizations			11,518,621
	Financials – 0.5%
1,020	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A2	1,443,096

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 7.0%
$ 385	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39	8/29 at 100.00	BBB+	$479,240
	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc., Series 2016:
1,075	5.000%, 12/01/36	12/26 at 100.00	Ba1	1,236,906
400	5.000%, 12/01/41	12/26 at 100.00	Ba1	457,456
875	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	AA+	1,049,423
2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2013J, 5.000%, 11/15/38	11/22 at 100.00	A2	2,090,900
	Kansas Development Finance Authority, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021B:
740	5.000%, 11/15/54(Mandatory Put 11/15/31)	No Opt. Call	AA	991,186
325	5.000%, 11/15/54(Mandatory Put 11/15/28)	No Opt. Call	AA	411,765
	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A:
305	5.000%, 7/01/43	7/28 at 100.00	A	370,233
5,000	5.000%, 7/01/48	7/28 at 100.00	A	6,032,400
285	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021C, 5.000%, 11/15/52 (Mandatory Put 11/15/26)	No Opt. Call	AA	344,824
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group Project, Refunding Series 2021:
920	5.000%, 7/01/27	No Opt. Call	N/R	1,105,297
295	5.000%, 7/01/29	No Opt. Call	N/R	367,470
2,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/45	9/25 at 100.00	AA-	2,298,040
	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, University of Kansas Health System, Series 2019B:
2,205	4.000%, 3/01/37	3/30 at 100.00	AA-	2,626,816
1,490	4.000%, 3/01/38	3/30 at 100.00	AA-	1,769,420
18,300	Total Health Care			21,631,376
	Industrials – 1.0%
1,415	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	1,443,244
1,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	1,077,620
205	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	218,852
435	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	475,372
3,055	Total Industrials			3,215,088

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care – 2.0%
$ 2,500	Kansas Development Finance Authority Revenue Bonds, Village Shalom Project, Series 2018A, 5.250%, 11/15/53	11/23 at 103.75	N/R	$2,504,250
2,715	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2013IV-A, 6.375%, 5/15/43	5/23 at 100.00	N/R	2,844,234
665	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2014IV-A, 5.625%, 5/15/44	5/24 at 100.00	N/R	700,644
5,880	Total Long-Term Care			6,049,128
	Tax Obligation/General – 23.3%
	Allen County Unified School District 257 Iola, Kansas, General Obligation Bonds, School Building Series 2019A:
1,120	4.000%, 9/01/33 – BAM Insured	9/28 at 100.00	AA	1,297,442
1,150	4.000%, 9/01/34 – BAM Insured	9/28 at 100.00	AA	1,329,205
1,000	Butler County Unified School District 490, Kansas, General Obligation Bonds, Refunding Series 2016A, 4.000%, 9/01/35 – BAM Insured	9/26 at 100.00	AA	1,137,850
	Johnson County Unified School District 229, Blue Valley, Kansas, General Obligation Bonds, School Series 2020A:
2,000	3.000%, 10/01/28	No Opt. Call	Aaa	2,276,100
2,500	2.500%, 10/01/39	10/30 at 100.00	Aaa	2,604,000
2,250	Johnson County Unified School District 229, Blue Valley, Kansas, General Obligation Bonds, Series 2012A, 5.000%, 10/01/23 – NPFG Insured	10/22 at 100.00	Aaa	2,338,627
2,000	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2012A, 5.000%, 10/01/23	10/22 at 100.00	AA-	2,077,420
2,200	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2013A, 5.000%, 10/01/28	10/23 at 100.00	AA-	2,381,082
1,490	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2016A, 5.000%, 10/01/33	10/25 at 100.00	AA-	1,735,910
10,000	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding & Improvement Series 2021A, 3.000%, 10/01/41	10/30 at 100.00	Aaa	11,185,400
500	Johnson County, Kansas, General Obligation Bonds, General Improvement Series 2016A, 5.000%, 9/01/24	No Opt. Call	AAA	563,105
5,000	Johnson County, Kansas, General Obligation Bonds, Internal Improvement Series 2018A, 4.000%, 9/01/34	9/27 at 100.00	AAA	5,870,000
620	Johnson/Miami County Unified School District 230 Spring Hill, Kansas, General Obligation Bonds, Refunding Series 2016, 5.000%, 9/01/26	No Opt. Call	A1	743,008
1,000	Johnson/Miami County Unified School District 230 Spring Hill, Kansas, General Obligation Bonds, Series 2018A, 5.000%, 9/01/34	9/27 at 100.00	A1	1,222,370
1,000	Leavenworth County Unified School District 464, Tonganoxie, Kansas, General Obligation Bonds, Refunding & Improvement Series 2019A, 4.000%, 9/01/45	9/27 at 100.00	A1	1,124,880
2,575	Lyon County Unified School District 253 Emporia, Kansas, General Obligation Bonds, Series 2019, 4.000%, 9/01/48	9/27 at 100.00	A1	2,927,698
2,345	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2011A, 5.500%, 7/01/27 – AGM Insured	12/21 at 100.00	AA	2,374,312
8,960	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2012A, 5.000%, 7/01/35 – AGM Insured	7/22 at 100.00	AA	9,029,171

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Reno County, Kansas, General Obligation Bonds, Refunding & Improvement Series 2021:
$ 205	3.000%, 9/01/31	9/28 at 100.00	Aa3	$225,135
200	3.000%, 9/01/34	9/28 at 100.00	Aa3	218,942
1,130	Riley County Unified School District 383, Manhattan-Ogen, Kansas, General Obligation Bonds, Refunding Series 2016, 4.000%, 9/01/29	9/26 at 100.00	Aa2	1,295,217
500	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Refunding Series 2017A, 3.000%, 10/01/22	No Opt. Call	Aa2	511,750
465	Sedgwick County Unified School District 262, Kansas, General Obligation Bonds, Refunding Series 2017, 4.000%, 9/01/30 – BAM Insured	9/26 at 100.00	AA	530,579
	Sedgwick County Unified School District 266 Maize, Harvey County, Kansas, General Obligation Bonds, Series 2019A:
1,325	4.000%, 9/01/30	9/27 at 100.00	AA	1,546,924
1,650	4.000%, 9/01/31	9/27 at 100.00	AA	1,921,210
500	4.000%, 9/01/32	9/27 at 100.00	AA	581,235
	Wichita, Kansas, General Obligation Bonds, Airport Series 2015C:
2,000	5.000%, 12/01/39 (AMT)	12/25 at 100.00	AA+	2,326,020
500	4.250%, 12/01/44 (AMT)	12/25 at 100.00	AA+	552,840
	Wyandotte County Unified School District 203, Piper, Kansas, General Obligation Bonds, Improvement Series 2018A:
1,240	5.000%, 9/01/39	9/28 at 100.00	AA-	1,537,786
1,000	5.000%, 9/01/40	9/28 at 100.00	AA-	1,238,470
1,000	4.000%, 9/01/48	9/28 at 100.00	AA-	1,138,280
1,000	Wyandotte County Unified School District 500, Kansas, General Obligation Bonds, Improvement Series 2016A, 4.125%, 9/01/37	9/26 at 100.00	AA-	1,127,040
200	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Improvement Series 2015A, 3.000%, 8/01/28	8/24 at 100.00	AA	209,874
	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Improvement Series 2020A:
1,515	3.000%, 8/01/30 – BAM Insured	8/28 at 100.00	AA	1,679,090
2,395	3.000%, 8/01/31 – BAM Insured	8/28 at 100.00	AA	2,645,685
64,535	Total Tax Obligation/General			71,503,657
	Tax Obligation/Limited – 25.7%
	Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series 2016:
500	5.000%, 6/01/28 – AGM Insured	6/27 at 100.00	AA	609,815
1,380	5.000%, 6/01/29 – AGM Insured	6/27 at 100.00	AA	1,678,411
2,295	5.000%, 6/01/30 – AGM Insured	6/27 at 100.00	AA	2,784,087
1,320	5.000%, 6/01/31 – AGM Insured	6/27 at 100.00	AA	1,596,646
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,000	5.000%, 11/15/34	11/25 at 100.00	BB	1,133,680
2,000	5.000%, 11/15/39	11/25 at 100.00	BB	2,257,480
250	4.000%, 11/15/39	11/25 at 100.00	BB	270,255
875	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	878,448

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,910	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	$1,917,334
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/24	No Opt. Call	BB	1,127,050
2,000	5.000%, 12/01/25	No Opt. Call	BB	2,326,020
1,000	5.000%, 12/01/30	12/26 at 100.00	BB	1,168,810
1,000	5.000%, 12/01/32	12/26 at 100.00	BB	1,165,090
2,275	5.000%, 12/01/33	12/26 at 100.00	BB	2,647,941
4,250	5.000%, 12/01/46	12/26 at 100.00	BB	4,871,647
2,630	Johnson County Community College, Kansas, Certificates of Participation, Series 2017, 4.000%, 10/01/28	10/26 at 100.00	Aa1	3,014,427
5,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2014A, 5.000%, 9/01/27	9/24 at 100.00	AA	5,625,800
	Kansas Department of Transportation, Highway Revenue Bonds, Series 2015B:
1,000	5.000%, 9/01/29	9/25 at 100.00	AA	1,160,340
1,500	5.000%, 9/01/35	9/25 at 100.00	AA	1,738,860
2,240	Kansas Department of Transportation, Highway Revenue Bonds, Series 2017A, 5.000%, 9/01/33	9/27 at 100.00	AA	2,744,762
	Kansas Development Finance Authority, Kansas, Revenue Bonds, State of Kansas Projects, Series 2021P:
1,630	4.000%, 5/01/31	5/30 at 100.00	Aa3	1,983,873
3,260	3.000%, 5/01/32	5/30 at 100.00	Aa3	3,656,709
	Kansas Development Finance Authority, Kansas, Sales Tax Revenue Bonds, K-State Olathe Innovation Campus Inc., Series 2019H-1:
1,170	4.000%, 9/01/30	9/27 at 100.00	Aa2	1,356,744
1,350	3.000%, 9/01/34	9/27 at 100.00	Aa2	1,462,819
7,735	Overland Park Development Corporation, Kansas, Revenue Bonds, Convention Center Hotel, Refunding & improvement Series 2019, 5.000%, 3/01/44	3/29 at 100.00	BB-	8,269,566
1,290	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	12/21 at 100.00	BBB	1,290,632
	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1 Project, Series 2012B:
200	0.000%, 12/15/29 (4)	12/22 at 100.00	N/R	100,000
200	0.000%, 12/15/34 (4)	12/22 at 100.00	N/R	100,000
2,775	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	12/22 at 100.00	N/R	1,602,757
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
410	6.371%, 7/01/27 – AMBAC Insured (12MTA Reference Rate + 1.120% Spread) (5)	No Opt. Call	N/R	397,011
295	5.250%, 7/01/32 – NPFG Insured	No Opt. Call	Baa2	319,916
430	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa2	467,328
1,000	5.250%, 7/01/36 – AGC Insured	No Opt. Call	AA	1,079,470
1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Refunding Series 2005C, 5.500%, 7/01/27 – AMBAC Insured	No Opt. Call	N/R	1,042,110

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Saline County, Kansas, General Obligation Bonds, Sales Tax Series 2021B:
$ 3,425	3.000%, 9/01/32	9/30 at 100.00	Aa2	$3,890,697
2,530	3.000%, 9/01/33	9/30 at 100.00	Aa2	2,862,088
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	2,060,220
1,700	Wyandotte County/Kansas City Unified Government, Kansas, Community Improvement District Sales Tax Revenue Bonds, Legends Apartments Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40	12/26 at 100.00	N/R	1,786,870
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Kansas International Speedway Corporation Project, Refunding Series 2014:
1,370	5.000%, 12/01/25	12/24 at 100.00	A	1,549,045
1,260	5.000%, 12/01/26	12/24 at 100.00	A	1,422,931
1,175	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.750%, 9/01/32	9/25 at 100.00	N/R	1,193,119
445	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Revenue Bonds, Kansas International Speedway Corporation, Series 1999, 0.000%, 12/01/27 – MBIA Insured	No Opt. Call	N/R	384,013
72,075	Total Tax Obligation/Limited			78,994,821
	Transportation – 6.1%
1,120	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51	12/24 at 100.00	BBB	1,264,200
1,175	Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2013C, 6.250%, 10/01/34 (AMT)	10/23 at 100.00	Baa2	1,273,359
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (AMT)	7/25 at 100.00	B	1,110,830
2,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Airport Improvement Projects, Series 2018C, 5.000%, 7/15/28 (AMT)	No Opt. Call	B	2,386,000
	Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding Series 2019A:
1,065	5.000%, 9/01/31	9/29 at 100.00	Aa2	1,371,198
1,100	5.000%, 9/01/38	9/29 at 100.00	Aa2	1,407,681
1,000	Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding Series 2020A, 3.000%, 9/01/26	No Opt. Call	Aa2	1,112,700
1,515	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	1,674,863
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
1,705	5.000%, 8/01/26 (AMT)	12/21 at 100.00	B	1,708,990
2,155	5.000%, 8/01/31 (AMT)	12/21 at 100.00	B	2,159,957
2,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	2,377,580

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 945	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	$ 970,751
16,780	Total Transportation			18,818,109
	U.S. Guaranteed – 8.6% (6)
2,000	Allen County, Kansas Public Building Commission Revenue Bonds, Allen County Hospital Project, Series 2012, 5.150%, 12/01/36 (Pre-refunded 12/01/22)	12/22 at 100.00	A	2,098,520
	Anderson County, Kansas, General Obligation Bonds, Refunding and Improvement Series 2013A:
935	5.000%, 8/01/33 (Pre-refunded 8/01/23) – AGM Insured	8/23 at 100.00	AA	1,008,239
565	5.000%, 8/01/33 (Pre-refunded 8/01/23) – AGM Insured	8/23 at 100.00	AA	609,256
1,500	Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B, 5.000%, 6/01/42 (Pre-refunded 6/01/25), 144A	6/25 at 100.00	Baa2	1,715,595
500	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31 (Pre-refunded 1/01/22)	1/22 at 100.00	BB	501,920
775	Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2013C, 6.250%, 10/01/34 (Pre-refunded 10/01/23) (AMT)	10/23 at 100.00	Baa2	856,600
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
500	5.250%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	A-	537,970
2,000	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A-	2,159,760
1,250	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding & Improvement Series 2015A, 5.000%, 10/01/34 (Pre-refunded 10/01/25)	10/25 at 100.00	Aaa	1,464,537
1,265	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A, 5.000%, 12/01/23 (Pre-refunded 12/01/22)	12/22 at 100.00	A3	1,325,429
	Leavenworth County Unified School District 453, Kansas, General Obligation Bonds, Series 2018A:
365	4.000%, 9/01/37 (Pre-refunded 9/01/26)	9/26 at 100.00	Aa3	423,385
2,155	4.000%, 9/01/38 (Pre-refunded 9/01/26)	9/26 at 100.00	Aa3	2,499,714
3,000	Manhattan, Kansas, Hospital Revenue Bonds, Mercy Regional Health Center, Inc., Refunding Series 2013, 5.000%, 11/15/29 (Pre-refunded 11/15/22)	11/22 at 100.00	N/R	3,135,810
2,000	Sedgwick County Unified School District 260, Kansas, General Obligation Bonds, Refunding & School Building Series 2018B, 5.000%, 10/01/40 (Pre-refunded 10/01/26)	10/26 at 100.00	Aa3	2,419,580
1,000	Sedgwick County Unified School District 260, Kansas, General Obligation Bonds, Refunding & School Improvement Series 2012, 5.000%, 10/01/30 (Pre-refunded 10/01/22)	10/22 at 100.00	AA-	1,040,100
2,000	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/37 (Pre-refunded 9/01/22)	9/22 at 100.00	A	2,071,940
2,500	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 9/01/32 (Pre-refunded 9/01/22)	9/22 at 100.00	A	2,589,925
24,310	Total U.S. Guaranteed			26,458,280
	Utilities – 12.6%
1,255	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.500%, 4/01/41 (4)	No Opt. Call	N/R	1,569

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 130	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (AMT), 144A	1/23 at 100.00	BBB	$134,827
600	Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities Revenue Bonds, Bel Aire & Park Cities, Kansas Project, Refunding Series 2017, 5.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	729,846
100	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35	7/24 at 100.00	A-	108,230
1,750	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.000%, 7/01/28	7/23 at 100.00	A-	1,852,795
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
370	5.000%, 7/01/36	7/26 at 100.00	A-	420,390
2,580	5.000%, 1/01/46	7/26 at 100.00	A-	2,907,892
	Guam Power Authority, Revenue Bonds, Refunding Series 2017A:
2,650	5.000%, 10/01/33	10/27 at 100.00	BBB	3,070,820
3,750	5.000%, 10/01/40	10/27 at 100.00	BBB	4,306,687
1,375	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,423,386
	Guam Power Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 10/01/32	10/24 at 100.00	AA	1,104,860
1,000	5.000%, 10/01/33	10/24 at 100.00	AA	1,104,180
	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series 2018A:
1,000	5.000%, 4/01/33 – BAM Insured	4/26 at 100.00	AA	1,179,760
1,000	5.000%, 4/01/34 – BAM Insured	4/26 at 100.00	AA	1,179,080
1,000	5.000%, 4/01/35 – BAM Insured	4/26 at 100.00	AA	1,177,440
1,500	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Jameson Energy Center Project, Series 2013, 5.750%, 7/01/38	7/23 at 100.00	A-	1,626,870
1,395	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A, 5.000%, 12/01/22	No Opt. Call	A3	1,459,421
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (4)	No Opt. Call	N/R	1,250
515	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (4)	No Opt. Call	N/R	644
480	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/28 – AGC Insured	12/21 at 100.00	AA	483,600
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
2,480	5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	2,731,075
1,065	5.250%, 7/01/31 – AGM Insured	No Opt. Call	AA	1,177,325

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Salina, Kansas, Water and Sewer System Revenue Bonds, Refunding Series 2019A:
$ 475	3.000%, 10/01/28	10/26 at 100.00	Aa3	$515,456
355	3.000%, 10/01/29	10/26 at 100.00	Aa3	383,340
780	3.000%, 10/01/30	10/26 at 100.00	Aa3	838,828
580	3.000%, 10/01/31	10/26 at 100.00	Aa3	620,409
	Topeka, Kansas, Utility Revenue Bonds, Refunding & Improvement Series 2021A:
1,520	4.000%, 8/01/29 – BAM Insured	No Opt. Call	AA	1,850,418
785	4.000%, 8/01/30 – BAM Insured	8/29 at 100.00	AA	952,645
740	4.000%, 8/01/31 – BAM Insured	8/29 at 100.00	AA	892,958
1,595	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	12/21 at 100.00	CCC	1,567,757
200	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2017A, 5.000%, 10/01/22	No Opt. Call	AA-	208,020
2,250	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/40	9/25 at 100.00	A	2,589,412
37,275	Total Utilities			38,601,190
$ 269,550	Total Municipal Bonds (cost $282,243,235)			294,471,263

Shares	Description (1)	Value
	COMMON STOCKS – 1.5%
	Electric Utilities – 1.5%
89,726	Energy Harbor Corp, (7), (8), (9)	$ 4,441,437
	Total Common Stocks (cost $2,547,413)	4,441,437
	Total Long-Term Investments (cost $284,790,648)	298,912,700
	Other Assets Less Liabilities – 2.6%	8,120,029
	Net Assets – 100%	$ 307,032,729
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, First Energy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
12MTA	Federal Reserve U.S. 12-Month Cumulative Treasury Average 1-Year CMT
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
See accompanying notes to financial statements.

Nuveen Kentucky Municipal Bond Fund
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 106.3%
	MUNICIPAL BONDS – 106.3%
	Education and Civic Organizations – 20.3%
$ 155	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 2017, 5.000%, 3/01/39	3/27 at 100.00	N/R	$162,559
1,060	Eastern Kentucky University, General Receipts Bonds, Series 2017A, 5.000%, 4/01/26	No Opt. Call	A1	1,250,514
	Kentucky Bond Development Corporation, Educational Facilities Revenue Bonds, City of Danville, Centre College Project, Series 2021:
4,700	4.000%, 6/01/46	6/31 at 100.00	A	5,510,938
4,200	4.000%, 6/01/51	6/31 at 100.00	A	4,898,376
	Kentucky Bond Development Corporation, Educational Facilities Revenue Bonds, City of Stamping Ground, Transylvania University Project, Refunding Series 2021A:
1,040	4.000%, 3/01/46	3/30 at 100.00	A-	1,184,955
705	4.000%, 3/01/49	3/30 at 100.00	A-	800,965
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
2,000	5.000%, 7/01/33	7/25 at 100.00	BBB+	2,246,800
795	5.000%, 7/01/40	7/25 at 100.00	BBB+	892,499
7,025	5.000%, 1/01/45	7/25 at 100.00	BBB+	7,875,587
	Kentucky Higher Education Student Loan Corporation, Student Loan Revenue Bonds, Senior Series 2014A:
900	5.000%, 6/01/22 (AMT)	No Opt. Call	AAA	920,592
700	5.000%, 6/01/23 (AMT)	No Opt. Call	A	745,668
400	5.000%, 6/01/24 (AMT)	No Opt. Call	A	440,340
	Kentucky Higher Education Student Loan Corporation, Student Loan Revenue Bonds, Senior Series 2021A-1:
1,000	5.000%, 6/01/28 (AMT) (WI/DD, settling 12/8/21)	No Opt. Call	N/R	1,216,990
1,350	5.000%, 6/01/30 (AMT) (WI/DD, settling 12/8/21)	No Opt. Call	N/R	1,694,938
500	5.000%, 6/01/31 (AMT) (WI/DD, settling 12/8/21)	No Opt. Call	N/R	638,145
1,450	2.125%, 6/01/32 (AMT) (WI/DD, settling 12/8/21)	6/31 at 100.00	N/R	1,445,244
1,350	2.250%, 6/01/33 (AMT) (WI/DD, settling 12/8/21)	6/31 at 100.00	N/R	1,346,639
	Kentucky Higher Education Student Loan Corporation, Student Loan Revenue Bonds, Series 2019A:
1,000	5.000%, 6/01/28 (AMT)	No Opt. Call	A	1,187,530
700	5.000%, 6/01/29 (AMT)	No Opt. Call	A	841,589
	Kentucky State University, Certificates of Participation, Series 2021:
500	4.000%, 11/01/41 – BAM Insured	11/31 at 100.00	AA	605,130
3,025	4.000%, 11/01/51 – BAM Insured	11/31 at 100.00	AA	3,589,616
2,850	4.000%, 11/01/56 – BAM Insured	11/31 at 100.00	AA	3,376,281

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University Inc Project, Refunding & Improvement Series 2015:
$ 1,790	5.000%, 5/01/31	5/25 at 100.00	Baa3	$1,961,912
1,210	5.000%, 5/01/40	5/25 at 100.00	Baa3	1,315,524
	Murray State University, Kentucky, General Receipts Bonds, Series 2015A:
1,125	5.000%, 3/01/26	3/25 at 100.00	A1	1,279,935
1,075	5.000%, 3/01/27	3/25 at 100.00	A1	1,219,824
4,000	University of Kentucky, General Receipts Bonds, Refunding Series 2015B, 5.000%, 10/01/27	4/25 at 100.00	AA	4,580,320
4,535	University of Kentucky, General Receipts Bonds, Refunding Series 2018A, 4.000%, 10/01/32	4/26 at 100.00	AA	5,137,112
2,000	University of Kentucky, General Receipts Bonds, Series 2015A, 5.000%, 4/01/29	4/25 at 100.00	AA	2,280,140
250	University of Kentucky, General Receipts Bonds, Series 2016A, 5.000%, 4/01/32	4/25 at 100.00	AA	284,565
	University of Louisville, Kentucky, Revenue Bonds, General Receipts Series 2016D:
1,155	5.000%, 3/01/31	9/26 at 100.00	A+	1,364,321
3,450	5.000%, 3/01/32	9/26 at 100.00	A+	4,073,553
	University of Louisville, Kentucky, Revenue Bonds, General Receipts Series 2020A:
1,365	4.000%, 9/01/30 – AGM Insured	9/28 at 100.00	AA	1,611,587
1,420	4.000%, 9/01/31 – AGM Insured	9/28 at 100.00	AA	1,671,340
2,500	University of Louisville, Kentucky, Revenue Bonds, Refunding General Receipts Series 2016C, 4.000%, 9/01/28	3/26 at 100.00	A+	2,798,650
	Western Kentucky University, General Receipts Revenue Bonds, Refunding Series 2016A:
2,690	5.000%, 9/01/25	No Opt. Call	A1	3,111,335
2,820	5.000%, 9/01/26	9/25 at 100.00	A1	3,247,427
68,790	Total Education and Civic Organizations			78,809,440
	Health Care – 14.1%
10,295	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019, 3.000%, 2/01/40 – AGM Insured	2/30 at 100.00	AA	10,822,928
	Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian Regional Healthcare Project, Series 2021:
1,000	4.000%, 7/01/41	7/31 at 100.00	A	1,183,360
7,190	4.000%, 7/01/51	7/31 at 100.00	A	8,388,213
8,000	Kentucky Bond Development Corporation, Hospital Revenue Bonds, Saint Elizabeth Medical Center, Inc., Refunding Series 2016, 5.000%, 5/01/39	5/26 at 100.00	AA	9,331,520
3,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2017B, 5.000%, 8/15/41	8/27 at 100.00	A2	3,573,990
500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.250%, 6/01/41	6/27 at 100.00	Baa2	591,115
6,385	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/44	8/29 at 100.00	BBB+	7,848,953

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
$ 100	5.000%, 8/01/37	8/29 at 100.00	BBB+	$124,898
100	5.000%, 8/01/38	8/29 at 100.00	BBB+	124,699
2,500	5.000%, 8/01/44	8/29 at 100.00	BBB+	3,073,200
2,000	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway County Public Hospital Corporation Project, Refunding Series 2016, 5.000%, 8/01/37	8/26 at 100.00	Ba2	2,212,940
	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Refunding Series 2021A:
900	5.000%, 4/01/23	No Opt. Call	AA-	956,133
600	5.000%, 4/01/24	No Opt. Call	AA-	662,736
600	5.000%, 4/01/25	No Opt. Call	AA-	686,274
500	5.000%, 4/01/26	No Opt. Call	AA-	588,695
500	5.000%, 4/01/27	No Opt. Call	AA-	605,590
	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2012A:
1,980	5.000%, 10/01/33	10/22 at 100.00	A+	2,041,855
2,000	5.000%, 10/01/37	10/22 at 100.00	A+	2,060,440
48,150	Total Health Care			54,877,539
	Housing/Multifamily – 0.2%
980	Kentucky Housing Corporation, Conduit Multifamily Mortgage Revenue Bonds, Florence Homes III Apartments Project, Series 2005B, 5.000%, 6/01/35 (AMT) (Mandatory Put 6/01/23)	1/22 at 100.00	N/R	982,283
	Tax Obligation/General – 0.3%
975	Ashland, Kentucky, General Obligation Bonds, Series 2021A, 5.000%, 1/01/23 – AGM Insured	No Opt. Call	AA	1,024,891
	Tax Obligation/Limited – 29.1%
	Barren County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2015:
1,250	5.000%, 8/01/24	No Opt. Call	A1	1,399,000
1,760	5.000%, 8/01/25	2/25 at 100.00	A1	1,999,817
1,560	Jefferson County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2020A, 5.000%, 6/01/28	No Opt. Call	AA-	1,948,643
750	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24	No Opt. Call	N/R	760,215
	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A:
8,500	5.000%, 9/01/43	9/28 at 100.00	A2	10,306,930
10,400	5.000%, 9/01/48	9/28 at 100.00	A2	12,495,808

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Subordinate Series 2018B:
$ 1,050	5.000%, 9/01/24	No Opt. Call	A3	$1,171,789
1,435	5.000%, 9/01/25	No Opt. Call	A3	1,654,584
1,485	5.000%, 9/01/26	No Opt. Call	A3	1,762,814
555	5.000%, 9/01/28	No Opt. Call	A3	689,576
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A:
13,650	4.000%, 12/01/41 – AGM Insured (UB) (4)	12/27 at 100.00	AA	15,857,205
5,100	5.000%, 12/01/45 – AGM Insured	12/27 at 100.00	AA	6,248,316
4,985	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 112, Refunding Series 2016B, 5.000%, 11/01/24	No Opt. Call	A1	5,646,858
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 115, Series 2017:
7,000	5.000%, 4/01/32 (UB) (4)	4/27 at 100.00	A1	8,387,190
6,000	5.000%, 4/01/38	4/27 at 100.00	A1	7,150,860
2,500	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 119, Series 2018, 5.000%, 5/01/30	5/28 at 100.00	A1	3,084,875
2,740	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2012A, 5.000%, 7/01/31	7/22 at 100.00	Aa3	2,817,460
5,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2017B, 5.000%, 7/01/28 (UB) (4)	7/27 at 100.00	Aa3	6,093,450
	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2021A:
1,335	5.000%, 7/01/29	No Opt. Call	Aa3	1,714,661
2,000	5.000%, 7/01/30	No Opt. Call	Aa3	2,617,580
2,000	5.000%, 7/01/31	No Opt. Call	Aa3	2,671,280
	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2017A:
1,930	5.000%, 7/01/33 (UB) (4)	7/27 at 100.00	Aa3	2,330,899
550	5.000%, 7/01/36 (UB) (4)	7/27 at 100.00	Aa3	662,079
500	5.000%, 7/01/37 (UB) (4)	7/27 at 100.00	Aa3	601,280
1,000	Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton Project, Series 2020B, 5.500%, 12/01/60	12/30 at 100.00	N/R	1,032,210
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
6,739	4.500%, 7/01/34	7/25 at 100.00	N/R	7,372,533
89	4.550%, 7/01/40	7/28 at 100.00	N/R	101,098
1,370	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	1,556,224
2,585	Scott County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Refunding Series 2021, 4.000%, 2/01/32	2/31 at 100.00	N/R	3,158,379
95,818	Total Tax Obligation/Limited			113,293,613

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 5.6%
	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2016:
$ 1,635	5.000%, 1/01/25	No Opt. Call	A1	$1,860,238
1,855	5.000%, 1/01/30	1/26 at 100.00	A1	2,167,623
1,750	5.000%, 1/01/31	1/26 at 100.00	A1	2,044,000
2,730	5.000%, 1/01/33	1/26 at 100.00	A1	3,185,146
4,320	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2019, 5.000%, 1/01/49	1/29 at 100.00	A1	5,274,633
	Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, Capital Appreciation First Tier Series 2013B:
2,000	0.000%, 7/01/23	No Opt. Call	Baa2	1,973,360
700	0.000%, 7/01/32	7/28 at 76.98	Baa2	469,000
1,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation First Tier Series 2013C, 6.600%, 7/01/39 (5)	7/31 at 100.00	Baa2	1,252,770
	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,555	5.000%, 7/01/31 (AMT)	7/24 at 100.00	A+	1,722,598
1,500	5.000%, 7/01/32 (AMT)	7/24 at 100.00	A+	1,660,440
19,045	Total Transportation			21,609,808
	U.S. Guaranteed – 13.8% (6)
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A2:
3,520	0.000%, 12/01/22 – AGC Insured (ETM)	No Opt. Call	A3	3,508,349
3,750	0.000%, 12/01/23 – AGC Insured (ETM)	No Opt. Call	A3	3,715,125
10,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+	10,535,300
2,750	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Series 2012A, 5.000%, 2/01/30 (Pre-refunded 2/01/22)	2/22 at 100.00	AAA	2,771,917
	Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown Crossing Project, First Tier Series 2013A:
250	5.750%, 7/01/49 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2	271,743
11,500	6.000%, 7/01/53 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2	12,539,715
	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2012A:
500	5.000%, 7/01/24 (Pre-refunded 7/01/22)	7/22 at 100.00	Aa3	514,135
1,250	5.000%, 7/01/30 (Pre-refunded 7/01/22)	7/22 at 100.00	Aa3	1,285,338
	Lexington-Fayette Urban County Government, Kentucky, General Airport Revenue Refunding Bonds, Series 2012B:
1,215	5.000%, 7/01/29 (Pre-refunded 7/01/22) (AMT)	7/22 at 100.00	AA	1,248,619
1,100	5.000%, 7/01/31 (Pre-refunded 7/01/22) (AMT)	7/22 at 100.00	AA	1,130,437
1,000	5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	AA	1,028,110

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$ 3,320	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/26 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+	$3,398,717
8,000	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2013, 5.000%, 11/01/26 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R	8,343,600
3,250	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Refunding Series 2013, 5.000%, 4/01/35 (Pre-refunded 4/01/23)	4/23 at 100.00	A+	3,454,490
51,405	Total U.S. Guaranteed			53,745,595
	Utilities – 21.9%
5,705	Bowling Green, Kentucky, Water and Sewer Revenue Bonds, Series 2019, 4.000%, 6/01/49 – AGM Insured	6/26 at 100.00	AA	6,161,001
2,630	Campbell and Kenton Counties Sanitation District 1, Kentucky, Revenue Bonds, Refunding Series 2020, 5.000%, 8/01/28	No Opt. Call	AA	3,303,911
6,300	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%, 10/01/34 (AMT)	6/31 at 100.00	A1	6,517,035
3,375	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2018A, 3.375%, 2/01/26 (AMT)	12/23 at 100.00	A1	3,560,456
2,525	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Refunding Series 2016A, 5.000%, 2/01/28	2/26 at 100.00	AAA	2,983,212
	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Series 2018A:
4,265	5.000%, 2/01/30 (UB) (4)	2/28 at 100.00	AAA	5,340,036
5,000	5.000%, 2/01/31 (UB) (4)	2/28 at 100.00	AAA	6,243,450
1,500	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project, Refunding Series 2019A, 4.000%, 9/01/45	9/28 at 100.00	Baa1	1,669,500
2,570	Lexington-Fayette Urban County Government, Kentucky, Sewer System Revenue Bonds, Series 2019, 4.000%, 4/01/31	4/29 at 100.00	AA+	3,081,995
3,730	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Refunding Series 2018A, 4.000%, 5/15/37	5/28 at 100.00	AA	4,310,724
2,205	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Refunding Series 2020A, 2.375%, 5/15/50	5/28 at 100.00	AA	2,140,327
1,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2013A, 4.000%, 5/15/36	5/23 at 100.00	AA	1,050,860
	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2014A:
795	5.000%, 5/15/27	11/24 at 100.00	AA	897,579
1,785	4.000%, 5/15/40	11/24 at 100.00	AA	1,941,669
10,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 2.000%, 10/01/33	4/31 at 100.00	A1	10,186,400
	Northern Kentucky Water District, Revenue Bonds, Series 2012:
2,690	5.000%, 2/01/22	No Opt. Call	Aa2	2,711,439
3,495	5.000%, 2/01/26	2/22 at 100.00	Aa2	3,522,436

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 2,000	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/33 – AGM Insured	10/26 at 100.00	AA	$2,394,900
5	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A, 5.250%, 10/01/35 – AGC Insured	12/21 at 100.00	AA	5,018
	Princeton Electric Plant Board, Kentucky, Revenue Bonds, Refunding Series 2015:
1,000	5.000%, 11/01/25 – AGM Insured	5/25 at 100.00	AA	1,118,260
1,100	5.000%, 11/01/34 – AGM Insured	5/25 at 100.00	AA	1,258,774
1,635	5.000%, 11/01/37 – AGM Insured	5/25 at 100.00	AA	1,867,415
4,250	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A2	4,561,355
2,840	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A2	3,119,314
3,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2019A-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	3/25 at 100.29	A1	3,313,680
	Russellville, Kentucky, Electric Plant Board Electric Revenue Bonds, Refunding Series 2015A:
380	5.000%, 8/01/22 – BAM Insured	No Opt. Call	AA	391,480
405	5.000%, 8/01/24 – BAM Insured	No Opt. Call	AA	451,786
1,180	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44 (AMT) (Mandatory Put 9/01/27)	No Opt. Call	A1	1,190,113
77,365	Total Utilities			85,294,125
	Water and Sewer – 1.0%
	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Program Revenue Bonds, Tender Option Bond Trust 2015-XF2109:
1,330	18.027%, 2/01/25, 144A (IF) (4)	No Opt. Call	AAA	2,099,099
1,070	18.060%, 2/01/26, 144A (IF) (4)	2/25 at 100.00	AAA	1,676,283
2,400	Total Water and Sewer			3,775,382
$ 364,928	Total Long-Term Investments (cost $387,618,880)			413,412,676
	Floating Rate Obligations – (7.7)%			(29,845,000)
	Other Assets Less Liabilities – 1.4%			5,487,848
	Net Assets – 100%			$ 389,055,524

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Michigan Municipal Bond Fund
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 102.4%
	MUNICIPAL BONDS – 102.4%
	Consumer Staples – 0.7%
$ 1,965	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2, 5.000%, 6/01/40	12/30 at 100.00	BBB	$ 2,487,788
	Education and Civic Organizations – 19.0%
1,480	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series 2014, 5.000%, 10/01/39	10/24 at 100.00	A+	1,648,128
	Central Michigan University Board of Trustees, General Revenue Bonds, Series 2019:
1,165	5.000%, 10/01/33	10/29 at 100.00	A+	1,479,736
2,020	5.000%, 10/01/34	10/29 at 100.00	A+	2,560,936
500	Detroit Service Learning Academy, Michigan, Public School Academy Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/41	7/28 at 103.00	BB-	525,595
3,835	Eastern Michigan University, General Revenue Bonds, Series 2018A, 4.000%, 3/01/44 – AGM Insured	3/28 at 100.00	AA	4,317,980
	Ferris State University, Michigan, General Revenue Bonds, Refunding Series 2016:
2,695	5.000%, 10/01/34	10/26 at 100.00	A+	3,204,867
2,000	5.000%, 10/01/41	10/26 at 100.00	A+	2,370,320
350	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/28	12/24 at 100.00	A+	394,027
	Grand Valley State University, Michigan, General Revenue Bonds, Series 2017:
250	5.000%, 12/01/30	12/24 at 100.00	A+	281,410
250	5.000%, 12/01/32	12/24 at 100.00	A+	281,323
305	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019, 3.250%, 2/01/24	No Opt. Call	BB+	312,311
4,670	Michigan State University, General Revenue Bonds, Series 2015A, 5.000%, 8/15/40	8/25 at 100.00	AA	5,347,850
1,835	Michigan State University, General Revenue Bonds, Taxable Series 2019A, 5.000%, 2/15/48	2/29 at 100.00	AA	2,258,793
1,800	Michigan Technological University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	A1	2,057,976
	Northern Michigan University, General Revenue Bonds, Series 2018A:
500	5.000%, 12/01/32	6/28 at 100.00	A1	615,825
400	5.000%, 12/01/34	6/28 at 100.00	A1	491,228
3,250	Oakland University, Michigan, General Revenue Bonds, Series 2016, 5.000%, 3/01/47	3/26 at 100.00	A1	3,774,257
4,990	Oakland University, Michigan, General Revenue Bonds, Series 2019, 5.000%, 3/01/50	3/29 at 100.00	A1	6,146,432
515	Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A1	606,495

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	University of Michigan, General Revenue Bonds, Refunding Series 2017A:
$ 5,000	4.000%, 4/01/26	No Opt. Call	AAA	$5,741,400
1,000	5.000%, 4/01/34	4/27 at 100.00	AAA	1,215,500
1,190	5.000%, 4/01/35	4/27 at 100.00	AAA	1,444,696
3,000	5.000%, 4/01/36	4/27 at 100.00	AAA	3,636,600
3,345	5.000%, 4/01/47	4/27 at 100.00	AAA	4,012,495
2,800	5.000%, 4/01/47 (UB) (4)	4/27 at 100.00	AAA	3,358,740
3,000	University of Michigan, General Revenue Bonds, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	AAA	3,309,270
	University of Michigan, General Revenue Bonds, Series 2015:
2,275	5.000%, 4/01/40 (UB) (4)	4/26 at 100.00	AAA	2,673,762
800	5.000%, 4/01/46 (UB) (4)	4/26 at 100.00	AAA	939,120
3,090	Wayne State University, Michigan, General Revenue Bonds, Series 2019A, 5.000%, 11/15/36	11/29 at 100.00	Aa3	3,905,235
650	Western Michigan University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45	5/25 at 100.00	Aa3	737,880
58,960	Total Education and Civic Organizations			69,650,187
	Health Care – 6.7%
5,255	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Mary Free Bed Rehabilitation Hospital, Series 2021A, 4.000%, 4/01/41	4/31 at 100.00	A	6,088,338
720	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health Credit Group, Refunding Series 2015A, 5.000%, 8/01/32	8/24 at 100.00	A+	802,973
2,335	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2016, 5.000%, 11/15/41	11/26 at 100.00	A	2,760,087
3,085	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 2019A, 4.000%, 11/15/50	11/29 at 100.00	A	3,500,766
1,250	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding Series 2015, 5.000%, 11/15/45	5/25 at 100.00	A	1,412,175
2,955	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45	6/26 at 100.00	AA-	3,470,588
3,000	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49	12/29 at 100.00	AA-	3,480,600
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
1,670	5.000%, 11/01/25	11/22 at 100.00	A+	1,743,129
1,250	5.000%, 11/01/42	11/22 at 100.00	A+	1,300,500
21,520	Total Health Care			24,559,156

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 0.6%
	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2021A:
$ 320	1.050%, 10/01/27	No Opt. Call	AA	$318,307
500	1.150%, 4/01/28	No Opt. Call	AA	496,980
720	1.375%, 4/01/29	No Opt. Call	AA	718,517
625	1.600%, 4/01/30	No Opt. Call	AA	624,850
2,165	Total Housing/Multifamily			2,158,654
	Long-Term Care – 0.2%
750	Kentwood Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Holland Home Obligated Group, Refunding Series 2021, 4.000%, 11/15/45	11/28 at 103.00	BBB-	825,037
	Tax Obligation/General – 33.8%
1,350	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/25	No Opt. Call	Aa3	1,556,820
1,020	Barry County, Michigan, General Obligation Bonds, Thornapple Manor Medical Care Facility, Capital Improvement & Refunding Series 2021, 4.000%, 4/01/32	4/31 at 100.00	AA	1,252,643
2,590	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2017I, 5.000%, 5/01/47	5/27 at 100.00	AA	3,068,295
3,450	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2020-I, 4.000%, 5/01/50	5/30 at 100.00	AA	4,075,519
1,000	Cadillac Area Public Schools, Wexford, Osceola and Lake Counties, Michigan, General Obligation Bonds, Refunding & School Building & Site Series 2018, 5.000%, 5/01/36	5/28 at 100.00	Aa1	1,233,740
	Cadillac Area Public Schools, Wexford, Osceola and Lake Counties, Michigan, General Obligation Bonds, Refunding & School Building & Site Series 2019:
875	5.000%, 5/01/41	5/29 at 100.00	Aa1	1,090,661
1,310	5.000%, 5/01/43	5/29 at 100.00	Aa1	1,622,618
1,515	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, School Building & Site Series 2014, 5.000%, 5/01/39	5/24 at 100.00	AA	1,666,455
	Cedar Springs Public School District, Kent and Newaygo Counties, Michigan, General Obligation Bonds, School Building & Site Series 2021-I:
380	5.000%, 11/01/27	No Opt. Call	AA	470,159
245	5.000%, 11/01/28	No Opt. Call	AA	311,072
320	5.000%, 11/01/29	No Opt. Call	AA	414,646
300	5.000%, 11/01/30	No Opt. Call	AA	397,389
850	Chelsea School District, Washtenaw and Jackson, Michigan, General Obligation Bonds, School Building & Site Series 2020-I, 5.000%, 5/01/39	5/30 at 100.00	AA	1,087,108
205	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 1998C, 5.250%, 5/01/25 – BHAC Insured	No Opt. Call	AA+	223,497
1,575	East Lansing School District, Ingham and Clinton Counties, Michigan, General Obligation Bonds, Building & Site Series 2020II, 5.000%, 5/01/44	5/30 at 100.00	AA	1,994,202
2,000	East Lansing School District, Ingham County, Michigan, General Obligation Bonds, School Building & Site Series 2017I, 5.000%, 5/01/39	5/27 at 100.00	AA	2,403,720
1,835	Elk Rapids Schools, Antrim, Grand Traverse and Kalkaska, Michigan, General Obligation Bonds, School Building & Site Series 2021-I, 4.000%, 5/01/43	5/31 at 100.00	AA	2,217,267

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 500	Forest Hills Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2021-II, 4.000%, 5/01/30	No Opt. Call	Aa2	$615,350
1,200	Gerald R. Ford International Airport Authority, Kent County, Michigan, Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%, 1/01/41 (AMT)	1/32 at 100.00	AAA	1,573,500
2,920	Grand Blanc Community Schools, Genesee and Oakland Counties, Michigan, General Obligation Bonds, School Building & Site Series 2020, 5.000%, 11/01/31	5/30 at 100.00	AA	3,851,188
	Grand Ledge Public Schools, Eaton, Clinton and Ionia Counties, Michigan, General Obligation Bonds, School Building & Site Series 2021-II:
1,615	5.000%, 5/01/39	5/31 at 100.00	AA	2,118,783
870	5.000%, 5/01/40	5/31 at 100.00	AA	1,139,343
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding School Building & Site Series 2016:
4,325	5.000%, 5/01/29 – AGM Insured	5/26 at 100.00	AA	5,090,395
2,055	5.000%, 5/01/38 – AGM Insured	5/26 at 100.00	AA	2,388,629
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2019:
1,000	5.000%, 11/01/36 – AGM Insured	5/29 at 100.00	AA	1,251,680
1,750	5.000%, 11/01/37 – AGM Insured	5/29 at 100.00	AA	2,186,205
1,500	5.000%, 11/01/41 – AGM Insured	5/29 at 100.00	AA	1,861,380
1,250	5.000%, 11/01/42 – AGM Insured	5/29 at 100.00	AA	1,546,837
3,000	Jackson Public Schools, Jackson County, Michigan, General Obligation Bonds, School Building & Site Series 2018, 5.000%, 5/01/42	5/28 at 100.00	Aa1	3,651,780
1,700	Jenison Public Schools, Ottawa County, Michigan, General Obligation Bonds, School Building & Site Series 2020, 5.000%, 5/01/45	5/30 at 100.00	Aa1	2,141,269
	Kalamazoo County, Michigan, General Obligation Bonds, Juvenile Home Facilities Series 2017:
500	5.000%, 4/01/26	No Opt. Call	AA+	592,915
500	5.000%, 4/01/31	4/27 at 100.00	AA+	605,375
1,075	Kent County, Michigan, General Obligation Bonds, Limited Tax Series 2015, 5.000%, 1/01/35	1/25 at 100.00	AAA	1,216,373
	Kent County, Michigan, General Obligation Bonds, Refunding Limited Tax Series 2015:
1,500	5.000%, 1/01/31	1/25 at 100.00	AAA	1,700,700
2,000	5.000%, 1/01/37	1/25 at 100.00	AAA	2,261,040
1,750	Lakeview School District, Calhoun County, Michigan, General Obligation Bonds, School Building & Site Series 2016, 5.000%, 5/01/42	5/26 at 100.00	AA	2,033,290
185	Lansing Community College, Michigan, General Obligation Bonds, College Building & Site, Series 2017, 5.000%, 5/01/31	11/27 at 100.00	AA	228,216

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Marquette, Michigan, General Obligation Bonds, Refunding & Limited Obligation Series 2017:
$ 230	4.000%, 5/01/25	No Opt. Call	AA	$256,627
375	4.000%, 5/01/28	5/27 at 100.00	AA	438,934
550	4.000%, 5/01/29	5/27 at 100.00	AA	640,723
265	4.000%, 5/01/31	5/27 at 100.00	AA	305,267
215	4.000%, 5/01/32	5/27 at 100.00	AA	246,854
1,000	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	1,224,870
	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020:
6,000	4.000%, 11/01/50	11/30 at 100.00	AA	6,985,860
2,500	4.000%, 11/01/55	11/30 at 100.00	AA	2,914,550
1,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A, 5.000%, 12/01/22	12/21 at 100.00	Aa1	1,003,890
	Michigan State, General Obligation Bonds, Environmental Program, Series 2020A:
1,700	5.000%, 5/15/33	5/30 at 100.00	Aa1	2,218,772
1,275	4.000%, 5/15/38	5/30 at 100.00	Aa1	1,537,599
	Monroe Public Schools, Monroe County, Michigan, General Obligation Bonds, School Building & Site Series 2020I:
1,495	5.000%, 5/01/41 (UB) (4)	5/30 at 100.00	AA	1,904,735
2,465	5.000%, 5/01/45 (UB) (4)	5/30 at 100.00	AA	3,113,665
	Muskegon County, Michigan, General Obligation Water Supply System Bonds, Refunding Series 2015:
550	5.000%, 11/01/33	11/25 at 100.00	AA	642,224
1,290	5.000%, 11/01/36	11/25 at 100.00	AA	1,498,696
1,175	Novi Community School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2020-I, 5.000%, 5/01/44	5/30 at 100.00	Aa2	1,510,133
3,120	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2019I, 5.000%, 5/01/46	5/29 at 100.00	AA	3,844,901
1,095	Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable Limited Tax Series 2018, 5.000%, 4/01/43	4/28 at 100.00	AA+	1,336,218
1,915	South Haven Public Schools, Van Buren County, Michigan, General Obligation Bonds, School Building & Site, Series 2014A, 5.000%, 5/01/41 – BAM Insured	5/24 at 100.00	AA	2,107,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	South Haven Public Schools, Van Buren County, Michigan, General Obligation Bonds, School Building & Site, Series 2021I:
$ 465	5.000%, 5/01/32	5/31 at 100.00	AA	$617,571
475	5.000%, 5/01/33	5/31 at 100.00	AA	630,601
485	5.000%, 5/01/34	5/31 at 100.00	AA	643,115
470	5.000%, 5/01/35	5/31 at 100.00	AA	621,556
380	5.000%, 5/01/36	5/31 at 100.00	AA	501,741
540	5.000%, 5/01/37	5/31 at 100.00	AA	711,304
920	5.000%, 5/01/41	5/31 at 100.00	AA	1,203,802
2,485	5.000%, 5/01/45	5/31 at 100.00	AA	3,218,373
1,000	South Redford School District, Wayne County, Michigan, General Obligation Bonds, School Building & Site, Series 2021, 4.000%, 5/01/47	5/31 at 100.00	AA	1,192,430
3,115	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/44	5/29 at 100.00	Aa1	3,933,248
3,500	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2020, 5.000%, 5/01/50	5/30 at 100.00	Aa1	4,389,420
4,000	West Ottawa Public School District, Ottawa County, Michigan, General Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/44	5/29 at 100.00	Aa2	4,901,600
	West Ottawa Public School District, Ottawa County, Michigan, General Obligation Bonds, School Building & Site Series 2021:
395	4.000%, 11/01/31 – AGM Insured	5/31 at 100.00	AA	487,126
1,730	4.000%, 11/01/46 – AGM Insured	5/31 at 100.00	AA	2,067,039
2,100	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – NPFG Insured	No Opt. Call	Aa2	2,296,308
102,290	Total Tax Obligation/General			124,287,211
	Tax Obligation/Limited – 16.6%
2,935	Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%, 7/01/48 – AGM Insured	7/24 at 100.00	AA	3,226,739
1,000	Lansing Township Downtown Development Authority, Ingham County, Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42	2/24 at 103.00	N/R	1,063,830
4,070	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Regional Convention Facility Authority Local Project, Series 2014H-1, 5.000%, 10/01/39	10/24 at 100.00	AA-	4,561,574
2,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I, 5.000%, 4/15/38	10/25 at 100.00	Aa2	2,314,580
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2016-I:
1,540	5.000%, 4/15/36	10/26 at 100.00	Aa2	1,824,546
3,450	5.000%, 4/15/41	10/26 at 100.00	Aa2	4,039,191
1,000	5.000%, 10/15/46	10/26 at 100.00	Aa2	1,162,570

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2019-I:
$ 520	5.000%, 4/15/36	10/29 at 100.00	Aa2	$666,052
1,000	4.000%, 10/15/49	10/29 at 100.00	Aa2	1,168,980
1,000	4.000%, 4/15/54	10/29 at 100.00	Aa2	1,164,480
2,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2020-I, 4.000%, 10/15/38	10/31 at 100.00	Aa2	2,449,480
2,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2021I, 4.000%, 10/15/41	10/31 at 100.00	Aa2	2,422,820
1,500	Michigan State, Comprehensive Transportation Revenue Bonds, Refunding Series 2015, 5.000%, 11/15/29	11/24 at 100.00	AA+	1,697,370
	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program Series 2020B:
9,170	4.000%, 11/15/45 (UB) (4)	11/30 at 100.00	AA+	10,857,005
3,000	4.000%, 11/15/45	11/30 at 100.00	AA+	3,551,910
	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program, Series 2021A:
1,950	5.000%, 11/15/31	No Opt. Call	AA+	2,653,092
2,000	5.000%, 11/15/34	11/31 at 100.00	AA+	2,703,460
3,000	5.000%, 11/15/35	11/31 at 100.00	AA+	4,042,590
685	Michigan State, Trunk Line Fund Bonds, Refunding Series 2015, 5.000%, 11/15/22	No Opt. Call	AA+	716,524
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
5,290	4.500%, 7/01/34	7/25 at 100.00	N/R	5,787,313
1,676	4.550%, 7/01/40	7/28 at 100.00	N/R	1,903,819
750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	851,947
51,536	Total Tax Obligation/Limited			60,829,872
	Transportation – 4.4%
1,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2011A, 5.000%, 12/01/21 (AMT)	No Opt. Call	A1	1,000,000
1,250	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%, 12/01/42	12/27 at 100.00	A1	1,528,013
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2012A:
2,000	5.000%, 12/01/37	12/22 at 100.00	A1	2,093,180
1,000	5.000%, 12/01/42 – AGM Insured	12/22 at 100.00	AA	1,045,050
1,700	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2014C, 5.000%, 12/01/44 (AMT)	12/24 at 100.00	A1	1,905,751
2,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2018A, 5.000%, 12/01/36	12/28 at 100.00	A1	2,506,740
4,670	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2021A, 5.000%, 12/01/46	12/31 at 100.00	A1	5,998,895
13,620	Total Transportation			16,077,629

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 4.8% (5)
$ 690	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/29 (Pre-refunded 5/01/22)	5/22 at 100.00	Aa1	$703,862
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement & Refunding Series 2014:
1,500	5.000%, 1/01/35 (Pre-refunded 1/01/24)	1/24 at 100.00	AA	1,646,715
800	5.000%, 1/01/39 (Pre-refunded 1/01/24)	1/24 at 100.00	AA	878,248
350	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement Series 2012, 5.000%, 1/01/32 (Pre-refunded 1/01/23)	1/23 at 100.00	AA	368,183
	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Refunding Series 2011C:
2,135	5.000%, 1/15/31 (Pre-refunded 1/15/22)	1/22 at 100.00	AA	2,147,404
365	5.000%, 1/15/42 (Pre-refunded 1/15/22)	1/22 at 100.00	AA	367,121
3,000	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center, Refunding Series 2012A, 5.000%, 6/01/39 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	3,071,550
1,875	Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health Credit Group, Refunding Series 2014, 5.000%, 6/01/39 (Pre-refunded 6/01/24)	6/24 at 100.00	A+	2,093,269
365	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012, 5.000%, 10/01/32 (Pre-refunded 10/01/22)	10/22 at 100.00	AAA	379,636
4,000	Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	N/R	3,970,320
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48 (Pre-refunded 6/01/22)	6/22 at 100.00	AA-	2,047,920
17,080	Total U.S. Guaranteed			17,674,228
	Utilities – 15.6%
850	Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue Bonds, Series 2018, 5.000%, 4/01/43 – AGM Insured	4/28 at 100.00	AA	1,028,067
2,500	Grand Rapids, Kent County, Michigan, Sanitary Sewer System Revenue Bonds, Improvement & Refunding Series 2020, 4.000%, 1/01/50	1/30 at 100.00	AA	2,905,750
1,655	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2018, 5.000%, 1/01/48	1/28 at 100.00	AA	1,980,522
1,250	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 1/01/41	1/26 at 100.00	AA	1,440,025
1,500	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding & Improvement Series 2018, 5.000%, 1/01/43	1/28 at 100.00	AA	1,805,295
	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding Series 2015:
1,000	5.000%, 1/01/33	1/25 at 100.00	AA	1,133,800
1,000	5.000%, 1/01/35	1/25 at 100.00	AA	1,130,850
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Refunding Series 2017A:
1,250	5.000%, 7/01/31	7/27 at 100.00	AA-	1,523,125
1,000	5.000%, 7/01/32	7/27 at 100.00	AA-	1,217,040
9,835	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2019A, 5.000%, 7/01/48	7/29 at 100.00	AA-	12,258,442

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 7,400	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2021A, 5.000%, 7/01/51	7/31 at 100.00	AA-	$9,624,144
	Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A:
1,000	5.000%, 7/01/29	7/26 at 100.00	AA-	1,189,410
1,230	5.000%, 7/01/32	7/26 at 100.00	AA-	1,462,962
1,000	5.000%, 7/01/33	7/26 at 100.00	AA-	1,189,690
1,800	Michigan Finance Authority, Clean Water Revolving Fund Revenue Bonds, Refunding Series 2018B, 5.000%, 10/01/39	10/28 at 100.00	AAA	2,257,452
885	Michigan Finance Authority, Clean Water Revolving Fund Revenue Bonds, Series 2020B, 5.000%, 10/01/31	10/30 at 100.00	Aaa	1,172,129
750	Michigan Finance Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2021B, 5.000%, 10/01/35 (WI/DD, settling 12/8/21)	10/31 at 100.00	N/R	1,009,860
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1:
1,500	5.000%, 7/01/35 – AGM Insured	7/24 at 100.00	AA	1,665,330
1,220	5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	AA	1,352,150
3,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014D-2, 5.000%, 7/01/27 – AGM Insured	7/24 at 100.00	AA	3,361,080
1,150	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2020B, 5.000%, 10/01/32	10/30 at 100.00	Aaa	1,519,714
3,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	3,009,390
1,000	Monroe County Economic Development Corporation, Michigan, Collateralized Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 – FGIC Insured	No Opt. Call	Aa3	1,049,340
820	Saginaw, Michigan, Water Supply System Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/38 – AGM Insured	7/31 at 100.00	AA	996,021
47,595	Total Utilities			57,281,588
$ 317,481	Total Long-Term Investments (cost $356,575,683)			375,831,350
	Floating Rate Obligations – (4.1)%			(15,200,000)
	Other Assets Less Liabilities – 1.7%			6,483,819
	Net Assets – 100%			$ 367,115,169

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Missouri Municipal Bond Fund
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.6%
	MUNICIPAL BONDS – 97.6%
	Consumer Staples – 1.8%
$ 3,000	Cape Girardeau County Industrial Development Authority, Missouri, Solid Waste Disposal Revenue Bonds, Procter & Gamble Products Company Project, Series 1998, 5.300%, 5/15/28 (AMT)	12/21 at 100.00	AA-	$3,011,490
8,840	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29 (AMT)	No Opt. Call	AA-	11,124,168
11,840	Total Consumer Staples			14,135,658
	Education and Civic Organizations – 9.8%
	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2014A:
2,265	5.000%, 11/01/25	11/24 at 100.00	AA+	2,566,268
1,200	4.000%, 11/01/33	11/24 at 100.00	AA+	1,318,260
2,350	4.000%, 11/01/34	11/24 at 100.00	AA+	2,578,819
5,010	Curators of the University of Missouri, System Facilities Revenue Bonds, Taxable Series 2020A, 5.000%, 11/01/30	No Opt. Call	AA+	6,626,426
1,000	Health and Educational Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2018 A, 4.000%, 10/01/38	10/28 at 100.00	A+	1,152,110
1,055	Lincoln University, Missouri, Auxiliary System Revenue Bonds, Refunding Series 2019, 5.000%, 6/01/31 – AGM Insured	6/27 at 100.00	AA	1,262,402
1,025	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	A1	1,095,551
2,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2017A, 5.000%, 6/01/47	6/27 at 100.00	A1	2,377,160
3,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB	3,174,750
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southeast Missouri State University, Refunding Series 2019:
2,295	4.000%, 10/01/34	10/29 at 100.00	A	2,665,803
2,510	4.000%, 10/01/36	10/29 at 100.00	A	2,901,209
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southwest Baptist University Project, Series 2012:
575	3.500%, 10/01/22	No Opt. Call	BBB-	587,064
3,470	5.000%, 10/01/33	10/22 at 100.00	BBB-	3,518,268
2,255	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34	10/23 at 100.00	A+	2,441,038
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St. Louis Project, Series 2015, 5.000%, 6/15/44	6/25 at 100.00	BBB+	1,107,860

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2015A:
$ 3,700	5.000%, 10/01/38	10/25 at 100.00	AA-	$4,287,005
7,920	4.000%, 10/01/42	10/25 at 100.00	AA-	8,715,960
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2017A:
600	4.000%, 10/01/36	4/27 at 100.00	AA-	674,190
5,690	5.000%, 10/01/42	4/27 at 100.00	AA-	6,776,790
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2019A:
3,390	5.000%, 10/01/46	4/29 at 100.00	AA-	4,166,649
6,665	4.000%, 10/01/48	4/29 at 100.00	AA-	7,602,232
1,150	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Refunding Series 2017, 4.000%, 4/01/34	4/27 at 100.00	Baa2	1,248,716
	Missouri State University, Auxiliary Enterprise System Revenue Bonds, Series 2019A:
260	4.000%, 10/01/31	10/27 at 100.00	A+	296,946
285	4.000%, 10/01/32	10/27 at 100.00	A+	324,988
500	4.000%, 10/01/33	10/27 at 100.00	A+	569,465
400	4.000%, 10/01/34	10/27 at 100.00	A+	454,900
1,625	Saint Louis Community College District, Saint Louis County, Missouri, Certificates of Participation, Series 2017, 4.000%, 4/01/36	4/27 at 100.00	AA	1,853,621
1,000	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.350%, 6/15/32	12/21 at 100.00	N/R	1,000,270
1,100	Saline County Industrial Development Authority, Missouri, First Mortgage Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40	10/23 at 100.00	N/R	1,122,231
860	Truman State University, Missouri, Housing System Revenue Bonds, Refunding Series 2015, 3.750%, 6/01/33	6/23 at 100.00	A2	883,315
66,155	Total Education and Civic Organizations			75,350,266
	Health Care – 22.0%
675	Barton County, Missouri, Hospital Revenue Bonds, Cox Barton County Hospital Project, Series 2017B, 3.650%, 7/01/27	7/23 at 100.00	N/R	701,217
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
1,455	5.000%, 8/01/29	8/26 at 100.00	BBB-	1,679,172
1,000	5.000%, 8/01/30	8/26 at 100.00	BBB-	1,149,860
530	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2013A, 3.375%, 6/01/28	6/22 at 100.00	AA	538,178
2,000	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2016, 5.000%, 6/01/39	6/26 at 100.00	AA	2,319,960
1,325	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB-	1,440,712

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A:
$ 1,325	5.000%, 3/01/31	3/27 at 100.00	BBB-	$1,554,941
1,210	5.000%, 3/01/32	3/27 at 100.00	BBB-	1,417,346
1,645	5.000%, 3/01/36	3/27 at 100.00	BBB-	1,917,050
2,580	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2021, 4.000%, 3/01/46	3/31 at 100.00	BBB-	2,918,935
	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Healthcare System, Series 2017:
1,170	4.000%, 10/01/31	10/27 at 100.00	A-	1,338,375
1,220	4.000%, 10/01/32	10/27 at 100.00	A-	1,393,374
485	5.000%, 10/01/42	10/27 at 100.00	A-	575,210
2,450	5.000%, 10/01/47	10/27 at 100.00	A-	2,887,741
1,560	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35	2/24 at 100.00	A	1,708,450
	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2020A:
290	5.000%, 2/15/29	No Opt. Call	A	362,613
310	5.000%, 2/15/30	No Opt. Call	A	394,983
	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series 2016:
500	5.000%, 11/15/24	No Opt. Call	A+	565,790
100	5.000%, 11/15/31	5/26 at 100.00	A+	117,541
1,575	4.000%, 11/15/33	5/26 at 100.00	A+	1,761,653
4,200	5.000%, 11/15/34	5/26 at 100.00	A+	4,916,688
4,335	5.000%, 11/15/35	5/26 at 100.00	A+	5,068,569
1,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series 2018A, 5.000%, 11/15/43	5/28 at 100.00	A+	1,216,100
1,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2014, 5.000%, 1/01/44	1/24 at 100.00	AA	1,090,370
5,890	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	6,398,660
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2021A:
1,130	4.000%, 7/01/40	7/31 at 100.00	AA	1,356,994
8,200	4.000%, 7/01/46	7/31 at 100.00	AA	9,688,710
9,175	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2017D, 4.000%, 1/01/58 (Mandatory Put 1/01/48)	1/28 at 100.00	AA	10,364,722
1,905	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital Region Medical Center, Series 2020, 5.000%, 11/01/40	11/30 at 100.00	Baa2	2,380,564

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A:
$ 1,475	5.000%, 11/15/44	11/23 at 100.00	A2	$1,596,570
2,980	5.000%, 11/15/48	11/23 at 100.00	A2	3,218,966
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2015A:
2,200	5.000%, 11/15/32	11/25 at 100.00	A2	2,557,060
2,400	5.000%, 11/15/39	11/25 at 100.00	A2	2,769,240
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2019A:
1,300	5.000%, 11/15/33	5/29 at 100.00	A2	1,636,934
880	5.000%, 11/15/35	5/29 at 100.00	A2	1,103,353
975	5.000%, 11/15/37	5/29 at 100.00	A2	1,218,458
265	5.000%, 11/15/38	5/29 at 100.00	A2	330,656
3,000	4.000%, 11/15/49	5/29 at 100.00	A2	3,411,960
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Heartland Regional Medical Center, Series 2012:
1,000	3.875%, 2/15/32	2/22 at 100.00	AA-	1,005,440
3,035	5.000%, 2/15/37	2/22 at 100.00	AA-	3,062,285
225	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42	11/22 at 100.00	A+	231,401
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2014F:
845	5.000%, 11/15/45	11/24 at 100.00	A+	946,654
2,355	4.250%, 11/15/48	11/24 at 100.00	A+	2,575,475
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C:
1,050	4.000%, 11/15/36	11/27 at 100.00	A+	1,201,368
2,395	4.000%, 11/15/37	11/27 at 100.00	A+	2,735,808
5,345	4.000%, 11/15/47	11/27 at 100.00	A+	6,021,517
2,750	5.000%, 11/15/47	11/27 at 100.00	A+	3,318,480
1,000	4.000%, 11/15/49	11/27 at 100.00	A+	1,125,040
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2018A:
1,000	5.000%, 6/01/27	No Opt. Call	A+	1,223,550
1,330	5.000%, 6/01/30	12/28 at 100.00	A+	1,668,685
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020:
2,000	4.000%, 6/01/50	6/30 at 100.00	A+	2,316,220
11,240	4.000%, 6/01/53	6/30 at 100.00	A+	12,985,797

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mosaic Health System, Series 2019A:
$ 2,325	4.000%, 2/15/44	2/29 at 100.00	AA-	$2,664,752
1,695	4.000%, 2/15/54	2/29 at 100.00	AA-	1,914,875
1,130	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Anthony's Medical Center, Series 2015B, 5.000%, 2/01/45	8/25 at 100.00	A+	1,259,238
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal & Presbyterian Hospitals, Series 2015B:
1,500	3.500%, 12/01/32	6/25 at 100.00	A+	1,597,410
2,000	5.000%, 12/01/33	6/25 at 100.00	A+	2,273,440
500	3.625%, 12/01/34	6/25 at 100.00	A+	532,280
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal & Presbyterian Hospitals, Series 2019:
1,100	4.000%, 12/01/35	6/29 at 100.00	A+	1,273,008
2,000	4.000%, 12/01/37	6/29 at 100.00	A+	2,306,900
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2014A:
345	5.000%, 6/01/26	6/24 at 100.00	AA-	383,423
2,000	5.000%, 6/01/31	6/24 at 100.00	AA-	2,214,820
1,165	4.000%, 6/01/32	6/24 at 100.00	AA-	1,263,023
265	4.000%, 6/01/33	6/24 at 100.00	AA-	287,196
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2018A:
1,035	4.000%, 6/01/48	6/28 at 100.00	AA-	1,180,635
1,500	5.000%, 6/01/48	6/28 at 100.00	AA-	1,818,375
3,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2016, 4.000%, 5/15/34	5/26 at 100.00	A+	3,331,560
3,030	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48	5/25 at 102.00	A+	3,340,090
2,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2021, 4.000%, 2/15/51	8/31 at 100.00	BBB+	2,299,180
4,025	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H, 0.000%, 9/01/22 – NPFG Insured	No Opt. Call	A2	4,005,760
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
830	5.000%, 11/15/28	11/25 at 100.00	N/R	924,172
2,325	4.000%, 11/15/36	11/25 at 100.00	N/R	2,459,036
3,000	5.000%, 11/15/46	11/25 at 100.00	N/R	3,252,300
1,160	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB-	1,259,563
149,215	Total Health Care			169,326,431

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 0.1%
$ 1,000	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Shepard Apartments Project, 2013 Series 3, 5.000%, 7/01/45	7/23 at 100.00	AA+	$ 1,043,420
	Housing/Single Family – 0.1%
740	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2017A-2, 3.800%, 11/01/37	11/26 at 100.00	AA+	771,835
125	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2015B-2, 3.800%, 11/01/34	5/25 at 100.00	AA+	129,757
865	Total Housing/Single Family			901,592
	Long-Term Care – 3.7%
3,110	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah Community Project, Refunding Series 2016, 4.000%, 5/01/33	5/25 at 100.00	N/R	3,132,610
900	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/37	5/27 at 100.00	BB	1,008,837
555	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Bethesda Health Group, Inc., Series 2021, 4.000%, 8/01/41	8/31 at 100.00	BBB	648,895
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2014A:
1,000	5.000%, 2/01/35	2/24 at 100.00	BBB	1,070,900
1,500	5.000%, 2/01/44	2/24 at 100.00	BBB	1,599,390
5,550	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46	2/26 at 100.00	BBB	6,183,643
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2019C:
475	4.000%, 2/01/32	2/29 at 100.00	BBB	548,036
1,000	5.000%, 2/01/42	2/29 at 102.00	BBB	1,218,120
3,580	4.000%, 2/01/48	2/29 at 100.00	BBB	4,002,333
	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2012:
550	5.000%, 9/01/32	9/22 at 100.00	BB+	563,238
2,715	5.000%, 9/01/42	9/22 at 100.00	BB+	2,768,893
2,570	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	BB+	2,738,232
2,000	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village Saint Louis Obligated Group, Series 2017, 5.000%, 9/01/48	9/27 at 100.00	BB+	2,245,540
500	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%, 12/01/45	12/25 at 100.00	N/R	545,055
26,005	Total Long-Term Care			28,273,722
	Tax Obligation/General – 16.7%
2,000	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds, School Building Series 2012, 4.375%, 3/01/32	3/22 at 100.00	A+	2,020,440

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2014:
$ 960	5.000%, 3/01/33	3/22 at 100.00	N/R	$971,290
40	5.000%, 3/01/33	3/22 at 100.00	AA-	40,454
3,745	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35	3/23 at 100.00	AA-	3,903,451
	Central Jackson County Fire Protection District, Jackson County, Missouri, General Obligation Bonds, Improvement Series 2021:
2,075	5.000%, 3/01/34 (WI/DD, settling 12/8/21)	3/30 at 100.00	N/R	2,662,474
2,175	5.000%, 3/01/36 (WI/DD, settling 12/8/21)	3/30 at 100.00	N/R	2,779,280
3,665	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2018, 4.000%, 3/01/36	3/26 at 100.00	AA	4,107,659
	Clay County Reorganized School District R-II Smithville, Missouri, General Obligation Bonds, Refunding Series 2015:
2,000	4.000%, 3/01/35	3/27 at 100.00	AA+	2,304,920
1,160	4.000%, 3/01/36	3/27 at 100.00	AA+	1,335,380
600	Clay County School District 40, Excelsior Springs, Missouri, General Obligation Bonds, School Building Series 2020, 5.000%, 3/01/33	3/30 at 100.00	AA+	781,290
3,000	Columbia School District, Boone County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35	3/25 at 100.00	Aa1	3,307,140
1,225	Columbia School District, Boone County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2016, 5.000%, 3/01/36	3/26 at 100.00	Aa1	1,436,484
	Fenton Missouri Fire Protection District, Missouri, General Obligation Bonds, Series 2019:
1,000	4.000%, 3/01/29	3/27 at 100.00	AA+	1,161,560
1,075	4.000%, 3/01/30	3/27 at 100.00	AA+	1,242,614
450	4.000%, 3/01/36	3/27 at 100.00	AA+	514,814
375	4.000%, 3/01/37	3/27 at 100.00	AA+	428,385
500	4.000%, 3/01/38	3/27 at 100.00	AA+	570,520
1,000	Fort Osage Reorganized School District R-1, Jackson County, Missouri, General Obligation Bonds, Direct Deposit Program, Series 2017, 4.000%, 3/01/34	3/27 at 100.00	AA+	1,146,730
1,505	Fort Osage Reorganized School District R-1, Jackson County, Missouri, General Obligation Bonds, School Building Series 2021, 5.000%, 3/01/35	9/31 at 100.00	AA+	1,993,929
	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015:
1,500	4.000%, 3/01/31	3/24 at 100.00	AA+	1,615,620
1,000	4.000%, 3/01/32	3/24 at 100.00	AA+	1,076,390
1,800	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2018, 5.000%, 3/01/36	3/27 at 100.00	AA+	2,160,774
1,000	Franklin County Reorganized School District R-XI Union, Missouri, General Obligation Bonds, Series 2020A, 5.000%, 3/01/36	3/25 at 100.00	AA+	1,132,290
2,000	Hazelwood School District, St Louis County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2013A, 5.000%, 3/01/33	3/23 at 100.00	AA+	2,114,040
1,500	Independence School District, Jackson County, Missouri, General Obligation Bonds, Direct Deposit Program Series 2021, 5.000%, 3/01/33	9/31 at 100.00	AA+	2,016,420

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,950	Independence School District, Jackson County, Missouri, General Obligation Bonds, Refunding Series 2017B, 5.500%, 3/01/32	3/27 at 100.00	AA+	$2,404,954
1,435	Jackson County Center School District 58, Missouri, General Obligation Bonds, Refunding & School Building Series 2019A, 4.000%, 3/01/37	3/27 at 100.00	Aa1	1,651,929
1,000	Jackson County Consolidated School District 2, Raytown, Missouri, General Obligation Bonds, Series 2014, 5.000%, 3/01/32	3/24 at 100.00	AA+	1,100,110
	Jackson County Consolidated School District 2, Raytown, Missouri, General Obligation Bonds, Series 2019A:
1,000	5.000%, 3/01/36	3/29 at 100.00	AA+	1,260,430
1,000	5.000%, 3/01/38	3/29 at 100.00	AA+	1,254,550
1,000	5.000%, 3/01/39	3/29 at 100.00	AA+	1,251,640
1,140	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2018A, 5.500%, 3/01/37	3/29 at 100.00	AA+	1,484,531
1,000	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2019, 5.500%, 3/01/39	3/29 at 100.00	AA+	1,303,610
4,000	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, Series 2021A, 4.000%, 3/01/39	3/31 at 100.00	AA+	4,862,680
3,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, School Building and Refunding Series 2021, 3.500%, 3/01/41 (WI/DD, settling 12/2/21)	3/30 at 100.00	N/R	3,454,290
1,635	Jasper County School District R-9, Carthage, Missouri, General Obligation Bonds, Refunding Series 2020B, 4.000%, 3/01/33	3/29 at 100.00	AA+	1,946,925
700	Jefferson City School District, Missouri, General Obligation Bonds, Series 2017, 4.000%, 3/01/29	3/26 at 100.00	AA+	793,177
500	Jefferson County Consolidated School District 6, Missouri, General Obligation Bonds, Series 2021A, 3.000%, 3/01/33	3/28 at 100.00	AA+	549,600
825	Johnson County School District R-VI Warrensburg, Missouri, General Obligation Bonds, Refunding Series 2019, 4.000%, 3/01/30	3/28 at 100.00	AA+	973,046
2,000	Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct Deposit Program Series 2017, 4.000%, 3/01/32	3/27 at 100.00	AA+	2,311,120
5,000	Kansas City, Missouri, General Obligation Bonds, Improvement & Refunding Series 2012A, 4.500%, 2/01/26	2/22 at 100.00	AA	5,033,650
	Kansas City, Missouri, General Obligation Bonds, Refunding & Improvement Series 2018A:
1,510	4.000%, 2/01/36	2/28 at 100.00	AA	1,762,185
1,000	4.000%, 2/01/37	2/28 at 100.00	AA	1,167,640
1,265	Kansas City, Missouri, General Obligation Bonds, Refunding Series 2015A, 5.000%, 2/01/27	2/24 at 100.00	AA	1,385,086
1,190	Kansas City, Missouri, General Obligation Bonds, Series 2020A., 4.000%, 2/01/37	2/30 at 100.00	AA	1,426,596
	Lincoln County Fire Protection District 1, Missouri, General Obligation Bonds, Series 2021:
480	4.000%, 3/01/29 – AGM Insured	No Opt. Call	AA	575,765
330	4.000%, 3/01/30 – AGM Insured	No Opt. Call	AA	400,993
520	4.000%, 3/01/31 – AGM Insured	3/30 at 100.00	AA	627,936

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 475	Lindbergh Schools, Saint Louis County, Missouri, General Obligation Bonds, Series 2019A, 5.000%, 3/01/32	3/27 at 100.00	Aa3	$572,874
	Marion County School District 60 Hannibal, Ralls and Marion County, Missouri, General Obligation Bonds, Series 2019:
1,050	5.000%, 3/01/31	3/24 at 100.00	AA+	1,155,357
2,000	5.000%, 3/01/39	3/24 at 100.00	AA+	2,192,140
1,775	Marshfield, Missouri, Combined Waterworks and Sewerage System Revenue Bonds, Series 2020B, 5.000%, 2/01/47 – AGM Insured	2/28 at 100.00	AA	2,085,501
	Marshfield, Missouri, General Obligation Bonds, Street Improvement Series 2018:
570	4.000%, 3/01/31	3/26 at 100.00	A+	641,341
325	5.000%, 3/01/34	3/26 at 100.00	A+	382,135
685	5.000%, 3/01/35	3/26 at 100.00	A+	804,293
	Nixa Public Schools, Christian County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Refunding & School Building Series 2019:
1,000	4.000%, 3/01/36	3/27 at 100.00	AA+	1,151,190
1,000	4.000%, 3/01/37	3/27 at 100.00	AA+	1,150,610
550	Nixa Public Schools, Christian County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Refunding Series 2019B, 4.000%, 3/01/34	3/30 at 100.00	AA+	666,578
500	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Direct Deposit Program, Refunding & Improvement Series 2014, 4.000%, 3/01/32	3/24 at 100.00	AA+	538,195
425	Orchard Farm R-V School District, Saint Charles County, Missouri, Certificates of Participation, Series 2020, 4.000%, 4/01/32	4/29 at 100.00	A+	491,287
1,000	Osage School Lake Ozark, Missouri, General Obligation Bonds, School Building Series 2014B, 5.000%, 3/01/34	3/24 at 100.00	AA-	1,099,640
2,000	Osage School Lake Ozark, Missouri, General Obligation Bonds, Series 2018, 5.000%, 3/01/37	3/26 at 100.00	AA-	2,341,580
	Ozark R-6 School District, Christian County, Missouri, General Obligation Bonds, Series 2021:
755	3.000%, 4/01/39	4/30 at 100.00	A	820,277
550	3.000%, 4/01/41	4/30 at 100.00	A	594,297
1,500	Ozark Reorganized School District 6, Christian County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/34	3/23 at 100.00	AA+	1,566,465
	Ozark Reorganized School District 6, Christian County, Missouri, General Obligation Bonds, Series 2021B:
1,150	4.000%, 3/01/38	3/31 at 100.00	AA+	1,389,971
1,000	4.000%, 3/01/39	3/31 at 100.00	AA+	1,206,090
3,000	4.000%, 3/01/41	3/31 at 100.00	AA+	3,600,060
2,840	Platte County Reorganized School District R3, Missouri, General Obligation Bonds, School Building Series 2021, 5.250%, 3/01/35	9/31 at 100.00	AA	3,864,076
2,000	Platte County School District Park Hill, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Refunding Series 2017, 4.000%, 3/01/31	3/26 at 100.00	AA+	2,260,120
1,200	Poplar Bluff R-I School District, Butler County, Missouri, Lease Certificates of Participation, Series 2014, 5.000%, 3/01/33 – AGM Insured	3/24 at 100.00	AA	1,312,596

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 355	Riverview Fire Protection District, St Louis County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2020, 4.000%, 3/01/29 – BAM Insured	3/27 at 100.00	AA	$410,181
4,000	Saint Charles County Francis Howell School District, Missouri, General Obligation Bonds, Series 2020, 3.000%, 3/01/34	3/28 at 100.00	AA	4,413,520
1,000	Saint Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Refunding Series 2018A, 5.000%, 3/01/36	3/26 at 100.00	AA	1,172,640
985	Springfield School District R12, Greene County, Missouri, General Obligation Bonds, School Building Series 2019, 4.000%, 3/01/35	3/29 at 100.00	AA	1,172,918
	Springfield School District R12, Greene County, Missouri, General Obligation Bonds, Series 2013:
1,000	5.000%, 3/01/32	3/23 at 100.00	AA+	1,058,840
1,000	5.000%, 3/01/33	3/23 at 100.00	AA+	1,058,840
	Valley Park Fire Protection District, Missouri, General Obligation Bonds, Series 2019:
650	4.000%, 3/01/31	3/27 at 100.00	AA	745,713
705	4.000%, 3/01/33	3/27 at 100.00	AA	802,417
550	4.000%, 3/01/35	3/27 at 100.00	AA	622,116
600	4.000%, 3/01/37	3/27 at 100.00	AA	672,420
	Washington School District, Franklin County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2019:
1,500	4.000%, 3/01/34	3/27 at 100.00	AA+	1,732,530
905	4.000%, 3/01/35	3/27 at 100.00	AA+	1,043,981
111,430	Total Tax Obligation/General			128,599,580
	Tax Obligation/Limited – 16.8%
530	Arnold Retail Corridor Transportation Development District, Missouri, Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28	11/24 at 100.00	N/R	537,839
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2019:
510	5.000%, 10/01/26	No Opt. Call	AA	613,214
325	5.000%, 10/01/30	10/29 at 100.00	AA	422,949
1,365	4.000%, 10/01/34	10/29 at 100.00	AA	1,635,147
2,680	4.000%, 10/01/36	10/29 at 100.00	AA	3,196,731
3,500	4.000%, 10/01/48	10/29 at 100.00	AA	4,042,535
5,280	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2020A, 4.000%, 10/01/44	10/30 at 100.00	AA	6,231,298
2,125	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A, 4.750%, 6/01/30	6/24 at 100.00	N/R	2,160,487
1,555	Brentwood, Missouri, Certificates of Participation, Series 2019, 4.000%, 10/01/37	10/25 at 101.00	AA-	1,737,790
	Cape Girardeau County Reorganized School District R2, Missouri, Certificates of Participation, Series 2020A:
1,000	4.000%, 4/01/35 – BAM Insured	4/28 at 100.00	AA	1,154,960
525	4.000%, 4/01/36 – BAM Insured	4/28 at 100.00	AA	604,926

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Central Southwest Missouri Community College District, Missouri, Certificates of Participation, Ozarks Technical Community College, Series 2021:
$ 450	5.000%, 3/01/27	No Opt. Call	AA-	$543,083
250	4.000%, 3/01/32	3/29 at 100.00	AA-	294,018
	Clay County School District R-11 Smithville, Missouri, Certificates of Participation, Series 2018:
340	4.000%, 4/01/38	4/28 at 100.00	A+	387,464
2,515	5.000%, 4/01/43	4/28 at 100.00	A+	3,009,977
900	Clay, Jackson & Platte Counties Consolidated Public Library District 3, Missouri, Certificates of Participation, Mid-Continent Public Library Project, Series 2018, 4.000%, 3/01/35	3/26 at 100.00	Aa3	1,003,662
2,140	Conley Road Transportation District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017, 5.125%, 5/01/41	5/25 at 100.00	N/R	2,213,958
300	Excelsior Springs, Missouri, Certificate of Participation, Refunding Series 2020B, 4.000%, 3/01/31 – BAM Insured	No Opt. Call	AA	363,558
1,105	Franklin County, Missouri, Certificates of Participation, Series 2019A, 3.000%, 11/01/30	11/26 at 100.00	A+	1,182,869
1,685	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006, 5.000%, 6/01/28 (4)	12/21 at 100.00	N/R	1,112,100
530	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	532,088
1,850	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	1,857,104
750	Greene County, Missouri, Certificates of Participation, Capital Projects, Series 2018, 4.000%, 9/01/33	9/28 at 100.00	Aa3	875,100
1,855	Greene County, Missouri, Certificates of Participation, Capital Projects, Series 2021A, 4.000%, 3/01/39	3/31 at 100.00	Aa3	2,214,425
1,000	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 3.625%, 3/01/33	12/21 at 100.00	N/R	1,000,440
	Harrisonville, Missouri, Certificates of Participation, Refunding & Improvement Series 2021:
345	4.000%, 11/01/27	No Opt. Call	A+	395,429
375	4.000%, 11/01/29	No Opt. Call	A+	438,338
400	4.000%, 11/01/31	11/30 at 100.00	A+	468,116
	Howard Bend Levee District, Missouri, Levee District Improvement Bonds, Series 2005:
1,470	5.750%, 3/01/23 – SYNCORA GTY Insured	No Opt. Call	BB+	1,531,931
1,560	5.750%, 3/01/24 – SYNCORA GTY Insured	No Opt. Call	BB+	1,675,097
1,745	5.500%, 3/01/26 – SYNCORA GTY Insured	No Opt. Call	BB+	1,947,019
	Howard Bend Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 2013B:
1,000	4.875%, 3/01/33	3/23 at 100.00	BB+	1,016,830
1,300	5.000%, 3/01/38	3/23 at 100.00	BB+	1,321,931
	Jennings, Saint Louis County, Missouri, Certificates of Participation, Series 2021:
530	4.000%, 3/01/40	3/28 at 100.00	A-	587,118
1,555	4.000%, 3/01/43	3/28 at 100.00	A-	1,713,050

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 925	Kansas City Industrial Development Authority, Missouri, Downtown Redevelopment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32	12/21 at 100.00	AA-	$928,672
975	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 4.250%, 4/01/26, 144A	No Opt. Call	N/R	1,026,948
2,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA-	1,884,060
1,750	Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment District, Series 2014C, 5.000%, 9/01/33	9/23 at 100.00	AA-	1,889,037
505	Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment District, Series 2017C, 5.000%, 9/01/25	No Opt. Call	AA-	587,562
	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2017B:
360	4.000%, 10/01/30	10/27 at 100.00	AA-	418,129
2,500	5.000%, 9/01/31	9/27 at 100.00	AA-	3,057,825
235	3.625%, 10/01/32	10/27 at 100.00	AA-	264,608
1,475	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2021A, 5.000%, 4/01/40	4/31 at 100.00	AA-	1,892,292
690	Kansas City, Missouri, Special Obligation Bonds, Main Streetcar Extension Project, Series 2021D, 4.000%, 9/01/46	9/31 at 100.00	AA-	817,243
343	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A, 5.750%, 4/01/55	12/21 at 100.00	N/R	342,867
751	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55	12/21 at 100.00	N/R	131,447
	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series 2018B:
1,200	5.000%, 2/01/40, 144A	2/28 at 100.00	N/R	1,227,624
100	5.000%, 2/01/50, 144A	2/28 at 100.00	N/R	101,797
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
1,195	5.750%, 6/01/35, 144A	6/25 at 100.00	N/R	1,239,311
1,285	6.000%, 6/01/46, 144A	6/25 at 100.00	N/R	1,338,289
1,535	Maryland Heights, Missouri, Tax Increment and Special District Revenue Bonds, Westport Plaza Redevelopment Area, Series 2020, 3.625%, 11/01/31	11/29 at 100.00	N/R	1,606,516
1,000	Missouri Development Finance Board, Missouri, Annual Appropriation Revenue Bonds, Fulton State Hospital Project, Series 2014, 3.000%, 10/01/26	10/22 at 100.00	AA+	1,020,110
1,000	Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee District Bonds, Refunding Series 2015, 5.000%, 3/01/40	3/24 at 100.00	A	1,092,710
1,325	Nixa Public Schools, Missouri, Certificates of Participation, Series 2021, 4.000%, 4/01/37	4/29 at 100.00	A	1,512,328
1,000	Oak Grove, Missouri, Refunding and Improvement Certificates of Participation Series 2012, 5.000%, 1/01/33	1/22 at 100.00	Baa1	1,002,570

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2021:
$ 200	3.000%, 5/01/24	No Opt. Call	N/R	$204,688
225	3.000%, 5/01/25	No Opt. Call	N/R	231,408
275	3.000%, 5/01/26	No Opt. Call	N/R	283,616
625	3.000%, 5/01/30	5/29 at 100.00	N/R	634,938
660	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2012, 4.750%, 12/01/42	12/22 at 100.00	BBB	677,622
575	Poplar Bluff, Missouri, Certificates of Participation, Series 2021, 4.000%, 10/01/35	10/29 at 100.00	BBB+	653,079
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
3,000	4.500%, 7/01/34	7/25 at 100.00	N/R	3,282,030
1,000	4.550%, 7/01/40	7/28 at 100.00	N/R	1,135,930
2,931	0.000%, 7/01/46	7/28 at 41.38	N/R	980,126
1,744	5.000%, 7/01/58	7/28 at 100.00	N/R	2,002,199
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
2,000	4.329%, 7/01/40	7/28 at 100.00	N/R	2,245,000
18	4.536%, 7/01/53	7/28 at 100.00	N/R	20,168
1,000	4.784%, 7/01/58	7/28 at 100.00	N/R	1,135,360
	Pulaski County, Missouri, Certificates of Participation, Series 2019:
880	4.000%, 12/01/32	12/27 at 100.00	A-	1,008,242
915	4.000%, 12/01/33	12/27 at 100.00	A-	1,047,089
490	Saint Charles County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Wentzville Parkway Regional Community Improvement District Project, Series 2019B, 4.250%, 11/01/49, 144A	11/29 at 102.00	N/R	505,602
1,075	Saint Charles, Missouri, Certificates of Participation, Series 2017, 4.000%, 4/01/29	4/26 at 100.00	Aa3	1,209,160
250	Saint Louis County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Chesterfield Blue Valley Community Improvement District Project, Series 2014A, 5.250%, 7/01/44, 144A	7/24 at 100.00	N/R	255,610
660	Saint Louis County Industrial Development Authority, Missouri, Transportation Development Revenue Bonds, University Place Transportation Development District Project, Refunding Series 2015, 4.000%, 3/01/32, 144A	3/22 at 100.00	N/R	660,587
1,875	Saint Louis County Special School District, Missouri, Certificates of Participation Lease, Series 2014B, 4.000%, 4/01/28	4/22 at 100.00	AA	1,896,375
2,230	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Expansion & Improvement Projects Series 2020, 5.000%, 10/01/49 – AGM Insured	10/30 at 100.00	AA	2,753,381
	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2009A:
1,000	0.000%, 7/15/26 – AGC Insured	No Opt. Call	AA	941,700
1,000	0.000%, 7/15/27 – AGC Insured	No Opt. Call	AA	920,630
1,000	0.000%, 7/15/28 – AGC Insured	No Opt. Call	AA	898,750
1,000	0.000%, 7/15/29 – AGC Insured	No Opt. Call	AA	875,230

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Saint Louis Municipal Library District, Missouri, Certificates of Participation, Refunding Series 2020:
$ 2,460	4.000%, 3/15/44 – BAM Insured	3/30 at 100.00	AA	$2,816,675
500	4.000%, 3/15/48 – BAM Insured	3/30 at 100.00	AA	569,320
	Scenic Regional Library District, Missouri, Certificates of Participation, Series 2017:
505	4.000%, 4/01/29	4/25 at 100.00	A	555,293
345	4.000%, 4/01/30	4/25 at 100.00	A	379,138
565	4.000%, 4/01/32	4/25 at 100.00	A	618,715
585	4.000%, 4/01/33	4/25 at 100.00	A	639,697
2,145	Sedalia, Missouri, Certificates of Participation, Refunding & Improvement Series 2020, 4.000%, 9/15/39 – BAM Insured	9/27 at 100.00	AA	2,429,127
2,600	Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017A, 4.000%, 7/01/36	7/27 at 100.00	Aa2	2,965,794
1,630	Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B, 5.000%, 7/01/26 (AMT)	No Opt. Call	Aa2	1,938,103
	Springfield, Missouri, Special Obligation Bonds, Sewer System Improvements Project, Series 2015:
2,205	5.000%, 4/01/27	4/25 at 100.00	Aa2	2,526,004
4,300	4.000%, 4/01/35	4/25 at 100.00	Aa2	4,751,199
	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A:
145	3.875%, 11/15/29	11/26 at 100.00	N/R	144,163
3,350	4.375%, 11/15/35	11/26 at 100.00	N/R	3,361,055
1,000	4.750%, 11/15/47	11/26 at 100.00	N/R	1,010,350
135	Town and Country Crossing Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Refunding Series 2020A, 3.375%, 4/01/37	4/28 at 100.00	N/R	136,882
1,285	Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017, 4.500%, 6/01/36	6/26 at 100.00	BBB	1,382,197
550	Washington Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Phoenix Center II Community Improvement District Project, Refunding Series 2021, 2.500%, 11/01/29	11/26 at 100.00	N/R	551,001
	Wentzville School District R-04, Saint Charles County, Missouri, Certificates of Participation, Series 2015:
1,700	3.375%, 4/01/29	4/24 at 100.00	A1	1,775,310
600	3.500%, 4/01/32	4/24 at 100.00	A1	624,204
120,727	Total Tax Obligation/Limited			129,037,273
	Transportation – 5.3%
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019A:
320	5.000%, 3/01/36 (AMT)	3/29 at 100.00	A2	394,845
1,230	5.000%, 3/01/39 (AMT)	3/29 at 100.00	A2	1,509,960

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B:
$ 1,580	5.000%, 3/01/34 (AMT)	3/29 at 100.00	A2	$1,956,767
2,500	5.000%, 3/01/35 (AMT)	3/29 at 100.00	A2	3,091,100
8,460	5.000%, 3/01/46 (AMT)	3/29 at 100.00	A2	10,261,641
7,000	5.000%, 3/01/54 (AMT)	3/29 at 100.00	A2	8,413,650
1,390	5.000%, 3/01/55 – AGM Insured (AMT)	3/29 at 100.00	AA	1,675,909
4,555	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2020A, 5.000%, 3/01/57 – AGM Insured (AMT)	3/30 at 100.00	AA	5,564,616
3,500	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2012, 5.000%, 7/01/32 – FGIC Insured (AMT)	7/22 at 100.00	A2	3,592,365
	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2017D:
1,420	5.000%, 7/01/34 – AGM Insured (AMT)	7/27 at 100.00	AA	1,709,311
1,000	5.000%, 7/01/35 – AGM Insured (AMT)	7/27 at 100.00	AA	1,202,420
1,000	5.000%, 7/01/36 – AGM Insured (AMT)	7/27 at 100.00	AA	1,200,780
33,955	Total Transportation			40,573,364
	U.S. Guaranteed – 5.0% (5)
	Belton School District 124, Cass County, Missouri, Certificates of Participation, Missouri School Boards Association, Series 2019:
375	3.000%, 1/15/31 (Pre-refunded 1/15/24) – AGM Insured	1/24 at 100.00	AA	395,242
200	3.000%, 1/15/33 (Pre-refunded 1/15/24) – AGM Insured	1/24 at 100.00	AA	210,796
1,015	5.000%, 1/15/44 (Pre-refunded 1/15/24) – AGM Insured	1/24 at 100.00	AA	1,113,242
4,930	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/33 (Pre-refunded 10/01/22)	10/22 at 100.00	Aa2	5,127,693
4,000	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2013A, 5.000%, 6/01/33 (Pre-refunded 6/01/22)	6/22 at 100.00	AA	4,094,400
365	Excelsior Springs Community Center, Missouri, Sales Tax Revenue Bonds, Series 2014, 4.000%, 3/01/28 (Pre-refunded 3/01/23) – AGM Insured	3/23 at 100.00	AA	381,794
	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014:
3,500	5.000%, 12/30/29 (Pre-refunded 12/30/23)	12/23 at 100.00	A+	3,838,590
4,090	5.000%, 12/30/31 (Pre-refunded 12/30/23)	12/23 at 100.00	A+	4,485,667
665	Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2013B, 5.500%, 10/01/33 (Pre-refunded 10/01/23) – AGM Insured	10/23 at 100.00	AA	727,610
1,025	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2012A, 5.000%, 3/01/26 (Pre-refunded 3/01/22)	3/22 at 100.00	AA-	1,037,187
4,665	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2012A, 5.000%, 5/01/42 (Pre-refunded 5/01/22)	5/22 at 100.00	AAA	4,758,720
3,620	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2014, 5.000%, 10/01/39 (Pre-refunded 10/01/23)	10/23 at 100.00	A-	3,934,795

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 5,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2012, 5.000%, 2/15/34 (Pre-refunded 2/15/22)	2/22 at 100.00	BBB+	$5,048,800
2,385	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H, 0.000%, 9/01/22 – NPFG Insured (ETM)	No Opt. Call	N/R	2,375,937
850	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R	880,574
36,685	Total U.S. Guaranteed			38,411,047
	Utilities – 16.3%
	Camden County Public Water Supply District 4, Missouri, Certificates of Participation, Series 2017:
670	3.500%, 1/01/32	1/25 at 100.00	A-	702,354
720	4.000%, 1/01/42	1/25 at 100.00	A-	762,329
1,430	5.000%, 1/01/47	1/25 at 100.00	A-	1,564,635
3,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2014A, 4.000%, 3/01/35 – BAM Insured	3/23 at 100.00	AA	3,119,640
	Franklin County Public Water Supply District 3, Missouri, Certificates of Participation, Refunding Series 2020B:
500	4.000%, 12/01/30	No Opt. Call	A+	601,915
850	4.000%, 12/01/31	12/30 at 100.00	A+	1,016,660
145	4.000%, 12/01/35	12/30 at 100.00	A+	172,154
250	Franklin County Public Water Supply District 3, Missouri, Waterworks and Sewerage System Revenue Bonds, Refunding Series 2020A, 4.000%, 12/01/26	No Opt. Call	A+	286,110
1,670	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,882,240
145	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	A-	177,729
	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A:
500	4.000%, 1/01/35	1/28 at 100.00	AA	584,850
1,865	4.000%, 1/01/37	1/28 at 100.00	AA	2,180,745
1,000	4.000%, 1/01/38	1/28 at 100.00	AA	1,169,660
3,105	4.000%, 1/01/42	1/28 at 100.00	AA	3,624,963
5,000	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Refunding & Improvement Series 2016A, 4.000%, 1/01/40	1/25 at 100.00	AA	5,459,150
1,225	Kansas City, Missouri, Water Revenue Bonds, Series 2020A, 4.000%, 12/01/44	12/30 at 100.00	AA+	1,484,688
1,200	Lincoln County Public Water Supply District 1, Missouri, Certificates of Participation, Series 2016, 4.000%, 7/01/31	7/22 at 100.00	A+	1,223,040
1,250	Lincoln County Public Water Supply District 1, Missouri, Certificates of Participation, Series 2019, 4.000%, 7/01/38	7/26 at 100.00	A+	1,410,475
1,775	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Refunding & Improvement Series 2016C, 5.000%, 5/01/46	5/26 at 100.00	AAA	2,119,723

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Refunding & Improvement Series 2017A:
$ 6,000	5.000%, 5/01/42	5/27 at 100.00	AAA	$7,205,100
2,000	5.000%, 5/01/47	5/27 at 100.00	AAA	2,391,220
	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2019B:
1,390	5.000%, 5/01/38	5/29 at 100.00	AAA	1,766,204
3,060	5.000%, 5/01/44	5/29 at 100.00	AAA	3,846,573
2,675	5.000%, 5/01/49	5/29 at 100.00	AAA	3,343,001
	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2020B:
2,655	5.000%, 5/01/30	No Opt. Call	AAA	3,502,609
2,190	5.000%, 5/01/40	5/30 at 100.00	AAA	2,824,355
4,365	5.000%, 5/01/47	5/30 at 100.00	AAA	5,567,688
425	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, City of Independence, Missouri, Annual Appropriation Electric System Revenue Bonds -- Dogwood Project, Series 2012A, 5.000%, 6/01/26	6/22 at 100.00	AA	434,677
5,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33	7/27 at 102.00	A	5,389,750
1,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	1,078,140
1,845	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	1,971,862
	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Jefferson County Water Authority Project, Series 2021A:
850	4.000%, 7/01/34	7/29 at 100.00	A	988,304
1,000	4.000%, 7/01/41	7/29 at 100.00	A	1,146,250
2,000	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015, 5.000%, 1/01/40	1/25 at 100.00	Aa3	2,251,360
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
3,300	5.000%, 1/01/31	1/24 at 100.00	A2	3,609,375
1,755	5.000%, 1/01/32	1/24 at 100.00	A2	1,919,057
2,500	5.000%, 1/01/33	1/24 at 100.00	A2	2,733,875
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2015A:
1,125	5.000%, 12/01/35	6/25 at 100.00	A2	1,293,424
650	5.000%, 12/01/37	6/25 at 100.00	A2	746,811
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,885	5.000%, 1/01/32	1/25 at 100.00	A	3,252,145
1,450	5.000%, 1/01/34	1/25 at 100.00	A	1,634,542
2,500	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	2,759,375

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Prairie State Power Project, Refunding Series 2016A:
$ 570	4.000%, 12/01/33 – BAM Insured	6/26 at 100.00	AA	$642,447
1,415	5.000%, 12/01/34	6/26 at 100.00	A2	1,673,917
245	4.000%, 12/01/35 – BAM Insured	6/26 at 100.00	AA	274,349
1,500	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Refunding Series 2017, 4.000%, 12/01/32	12/27 at 100.00	A2	1,741,980
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2018:
1,330	5.000%, 12/01/37	6/27 at 100.00	A2	1,601,014
1,140	5.000%, 12/01/38	6/27 at 100.00	A2	1,370,668
1,500	5.000%, 12/01/43	6/27 at 100.00	A2	1,791,195
2,070	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series 2006, 5.000%, 1/01/37	12/21 at 100.00	N/R	2,073,250
1,065	Rock Creek Public Sewer District, Missouri, Certificates of Participation, Series 2021, 3.000%, 4/01/30	4/28 at 100.00	A+	1,156,217
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Missouri Project Series 2019:
250	4.000%, 12/01/39	12/25 at 100.00	AA+	275,860
2,295	4.000%, 12/01/41	12/25 at 100.00	AA+	2,513,254
1,000	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refunding and Improvement Series 2021, 3.000%, 12/01/41	12/29 at 100.00	AA+	1,078,340
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refunding Series 2016C:
285	4.000%, 12/01/31	12/25 at 100.00	AA+	320,730
1,465	5.000%, 12/01/32	12/25 at 100.00	AA+	1,718,342
4,240	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2018, 4.000%, 12/01/39	12/25 at 100.00	AA+	4,678,586
	Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015:
2,845	3.250%, 8/01/27	8/25 at 100.00	AA+	3,082,984
3,000	3.600%, 8/01/29	8/25 at 100.00	AA+	3,259,380
2,000	4.000%, 8/01/31	8/25 at 100.00	AA+	2,242,020
2,500	Stone County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2021B, 4.000%, 12/01/51 (WI/DD, settling 12/7/21)	12/28 at 100.00	N/R	2,672,200
109,635	Total Utilities			125,365,490
$ 667,512	Total Long-Term Investments (cost $705,658,118)			751,017,843

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.7%
	MUNICIPAL BONDS – 1.7%
	Education and Civic Organizations – 1.7%
$ 8,000	Curators of the University of Missouri, System Facilities Revenue Bonds, Variable Rate Demand Series 2007BA, 0.050%, 11/01/31 (6)	01/22 at 100.00	A-1+	$8,000,000
1,840	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Louis University, Variable Rate Demand Obligations, Series 2008B-1, 0.040%, 10/01/35 (6)	01/22 at 100.00	A-1	1,840,000
2,900	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Variable Rate Demand Obligations, Series 2000B, 0.040%, 3/01/40 (6)	02/22 at 100.00	A-1	2,900,000
$ 12,740	Total Short-Term Investments (cost $12,740,000)			12,740,000
	Total Investments (cost $718,398,118) – 99.3%			763,757,843
	Other Assets Less Liabilities – 0.7%			5,491,881
	Net Assets – 100%			$ 769,249,724
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Ohio Municipal Bond Fund
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.5%
	MUNICIPAL BONDS – 95.2%
	Consumer Discretionary – 0.7%
	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019:
$ 1,350	5.000%, 12/01/44	12/29 at 100.00	BBB-	$1,560,924
3,160	5.000%, 12/01/51	12/29 at 100.00	BBB-	3,622,592
4,510	Total Consumer Discretionary			5,183,516
	Consumer Staples – 2.8%
20,690	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	3,413,436
1,460	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48	6/30 at 100.00	BBB+	1,651,742
14,405	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	16,539,965
36,555	Total Consumer Staples			21,605,143
	Education and Civic Organizations – 10.9%
705	Allen County Port Authority Economic Development, Ohio, Revenue Bonds, University of Northwestern, Refunding Series 2021A, 4.000%, 12/01/31	6/31 at 100.00	BBB-	800,147
2,065	Bowling Green State University, Ohio, General Receipts Bonds, Series 2016A, 5.000%, 6/01/34	12/25 at 100.00	A+	2,376,443
	Hamilton County, Ohio, Economic Development Revenue Bonds, King Highland Community Urban Redevelopment Corporation - University of Cincinnati, Lessee Project, Refunding Series 2015:
1,320	5.000%, 6/01/32 – BAM Insured	6/25 at 100.00	AA	1,504,378
2,680	5.000%, 6/01/35 – BAM Insured	6/25 at 100.00	AA	3,044,426
	Lake County Community College District, Ohio, General Receipts Revenue Bonds, Lakeland Community College, Refunding Series 2019:
2,770	5.000%, 10/01/32	10/29 at 100.00	Aa2	3,526,127
2,055	4.000%, 10/01/34	10/29 at 100.00	Aa2	2,429,853
2,465	Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series 2014, 5.000%, 9/01/30	9/24 at 100.00	AA	2,751,655
	Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series 2017:
880	5.000%, 9/01/35	9/26 at 100.00	AA	1,048,740
3,695	5.000%, 9/01/41	9/26 at 100.00	AA	4,392,173
2,875	Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series 2020A, 4.000%, 9/01/45	9/30 at 100.00	AA	3,364,699

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 685	Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series 2021A, 5.000%, 9/01/36	9/31 at 100.00	AA	$906,577
	Northeast Ohio Medical University, General Receipts Bonds, Refunding Series 2021A:
100	5.000%, 12/01/26	No Opt. Call	Baa2	117,754
125	5.000%, 12/01/28	No Opt. Call	Baa2	153,234
150	5.000%, 12/01/30	No Opt. Call	Baa2	188,533
	Northeast Ohio Medical University, General Receipts Bonds, Refunding Series 2021B:
700	4.000%, 12/01/35 – BAM Insured	12/30 at 100.00	AA	827,253
740	4.000%, 12/01/37 – BAM Insured	12/30 at 100.00	AA	871,801
570	4.000%, 12/01/38 – BAM Insured	12/30 at 100.00	AA	669,237
600	4.000%, 12/01/39 – BAM Insured	12/30 at 100.00	AA	702,456
610	4.000%, 12/01/40 – BAM Insured	12/30 at 100.00	AA	711,260
1,310	4.000%, 12/01/42 – BAM Insured	12/30 at 100.00	AA	1,517,596
	Ohio Higher Education Facilities Commission, Revenue Bonds, Denison University Project, Series 2017A:
2,100	5.000%, 11/01/42	5/27 at 100.00	AA	2,542,659
1,500	5.250%, 11/01/46	5/27 at 100.00	AA	1,831,890
	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University Project, Series 2012:
1,140	5.000%, 11/01/27	5/22 at 100.00	AA	1,161,022
1,000	5.000%, 11/01/30	5/22 at 100.00	AA	1,018,440
1,250	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Tender Option Bond Trust 2016-XG0069, 17.338%, 12/01/43, 144A (IF) (4)	12/22 at 100.00	A+	1,459,362
3,410	Ohio Higher Educational Facility Commission, Revenue Bonds, Case Western Reserve University Project, Refunding Series 2021A, 4.000%, 12/01/44 (WI/DD, settling 12/1/21)	12/31 at 100.00	N/R	4,074,541
2,500	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2015, 5.000%, 7/01/41	7/25 at 100.00	A	2,846,300
1,505	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2017, 5.000%, 7/01/42	7/27 at 100.00	A	1,790,288
	Ohio Higher Educational Facility Commission, Revenue Bonds, University of Dayton Project, Series 2020:
1,000	5.000%, 2/01/35	2/30 at 100.00	A+	1,268,160
900	4.000%, 2/01/36	2/30 at 100.00	A+	1,062,243
485	4.000%, 2/01/39	2/30 at 100.00	A+	569,123
2,000	Ohio State University, General Receipts Bonds, Multiyear Debt Issuance Program, Series 2020A, 5.000%, 12/01/29	No Opt. Call	Aa1	2,611,940
	Ohio State University, General Receipts Bonds, Series 2014A:
4,820	5.000%, 12/01/34	12/24 at 100.00	Aa1	5,410,980
5,000	5.000%, 12/01/39	12/24 at 100.00	Aa1	5,613,050
	Shawnee State University, Ohio, General Receipts Bonds, Series 2016:
1,120	5.000%, 6/01/28 – BAM Insured	6/26 at 100.00	AA	1,320,827
1,180	5.000%, 6/01/29 – BAM Insured	6/26 at 100.00	AA	1,388,164

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 1,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	$1,084,040
	University of Akron, Ohio, General Receipts Bonds, Series 2021A:
1,535	5.000%, 1/01/30 – BAM Insured (WI/DD, settling 12/2/21)	No Opt. Call	N/R	1,976,865
1,615	5.000%, 1/01/31 – BAM Insured (WI/DD, settling 12/2/21)	No Opt. Call	N/R	2,124,193
1,695	5.000%, 1/01/32 – BAM Insured (WI/DD, settling 12/2/21)	No Opt. Call	N/R	2,272,690
3,000	University of Cincinnati, Ohio, General Receipts Bonds, Series 2016C, 5.000%, 6/01/46	6/26 at 100.00	AA-	3,529,800
1,000	Wright State University, Ohio, General Receipts Bonds, Refunding Series 2021A, 5.000%, 5/01/31 – BAM Insured	No Opt. Call	AA	1,311,220
	Youngstown State University, Ohio, General Receipts Bonds, Series 2021:
1,335	4.000%, 12/15/28 – AGM Insured	No Opt. Call	AA	1,604,216
875	4.000%, 12/15/31 – AGM Insured	6/31 at 100.00	AA	1,087,336
70,065	Total Education and Civic Organizations			82,863,691
	Health Care – 6.8%
2,500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A, 5.000%, 8/01/42	2/28 at 100.00	AA-	3,022,875
	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017:
2,600	5.000%, 12/01/37	12/27 at 100.00	A-	3,116,308
1,110	5.000%, 12/01/47	12/27 at 100.00	A-	1,329,092
5,000	Cleveland Clinic Health System Obligated Group, Ohio, Martin County Health Facilities Authority, Hospital Revenue Bonds, Series 2019B, 4.000%, 1/01/46	1/29 at 100.00	AA	5,765,300
	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013:
1,600	5.000%, 6/15/43	6/23 at 100.00	Ba2	1,643,856
495	5.250%, 6/15/43	6/23 at 100.00	Ba2	510,409
2,255	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017A, 5.000%, 12/01/47	12/27 at 100.00	AA-	2,743,343
1,000	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017OH, 4.000%, 12/01/46	6/27 at 100.00	AA-	1,133,330
	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Medical Center, Series 2019CC:
600	5.000%, 11/15/41	No Opt. Call	AA	887,688
3,000	5.000%, 11/15/49	No Opt. Call	AA	4,715,850
2,230	Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding Improvement Series 2019, 5.000%, 8/01/39	8/28 at 100.00	A+	2,757,596
	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
2,000	5.000%, 2/15/44	2/23 at 100.00	BB+	2,076,840
3,000	5.000%, 2/15/48	2/23 at 100.00	BB+	3,111,690

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2017A:
$ 1,155	5.000%, 1/01/30	1/28 at 100.00	AA	$1,433,482
2,755	5.000%, 1/01/33	1/28 at 100.00	AA	3,404,326
	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series 2013A:
1,475	5.000%, 1/15/28	1/23 at 100.00	A	1,546,803
4,390	5.000%, 1/15/29	1/23 at 100.00	A	4,606,251
	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series 2020A:
2,725	5.000%, 1/15/50	1/30 at 100.00	A	3,334,801
2,280	4.000%, 1/15/50	1/30 at 100.00	A	2,594,480
1,630	Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio Medical Center, Refunding Series 2016, 5.000%, 2/15/32	2/26 at 100.00	A3	1,898,233
43,800	Total Health Care			51,632,553
	Housing/Multifamily – 0.8%
5,000	Columbus Metropolitan Housing Authority, Ohio, General Revenue Bonds, Series 2021, 4.000%, 8/01/36	8/31 at 100.00	A+	5,849,600
	Industrials – 0.5%
	Ohio State, Economic Development Revenue Bonds, Ohio Enterprise Bond Fund, Shearer's Foods Inc. Project, Series 2009-5:
305	5.000%, 6/01/22	12/21 at 100.00	AA+	306,190
1,645	5.000%, 12/01/24	12/21 at 100.00	AA+	1,651,547
1,600	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc., Series 1992, 6.450%, 12/15/21	No Opt. Call	A3	1,603,472
3,550	Total Industrials			3,561,209
	Tax Obligation/General – 20.5%
3,150	Apollo Career Center Joint Vocational School District, Allen, Auglaize, Hardin, Hancock, Putnam & Van Wert Counties, Ohio, General Obligation Bonds, Various Purpose School Improvement Series 2017, 5.000%, 12/01/41	12/27 at 100.00	Aa2	3,806,618
1,180	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, General Obligation Bonds, Series 2005B, 0.000%, 12/01/33 – NPFG Insured	No Opt. Call	Aa3	946,561
380	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Refunding Classroom Facilities Construction & Improvement Series 2006, 5.250%, 12/01/27 – FGIC Insured	No Opt. Call	Aa2	477,174
1,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding Series 2006, 0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	908,390
3,110	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2016B, 5.000%, 12/01/33	6/26 at 100.00	AA	3,675,180
5,530	Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2017-1, 5.000%, 4/01/29	10/27 at 100.00	AAA	6,866,656
5,000	Columbus, Ohio, General Obligation Bonds, Series 2015A, 5.000%, 7/01/25	No Opt. Call	AAA	5,806,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 5,000	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 4/01/29	10/28 at 100.00	AAA	$6,372,350
3,000	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2019A, 5.000%, 4/01/40	4/29 at 100.00	AAA	3,781,590
6,360	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2021A, 5.000%, 4/01/34	10/30 at 100.00	AAA	8,406,902
490	Cuyahoga County, Ohio, General Obligation Bonds, Refunding & Capital Improvement Series 2020A, 4.000%, 12/01/33	6/30 at 100.00	AA	591,910
530	Dayton Metro Library, Ohio, General Obligation Bonds, Taxable Refunding Library Improvement Series 2019, 4.000%, 12/01/30	12/29 at 100.00	Aa1	645,874
	Dayton, Ohio, General Obligation Bonds, Limited Tax Refunding & Improvement Series 2020:
850	4.000%, 12/01/31	12/28 at 100.00	AA	1,009,494
1,205	4.000%, 12/01/32	12/28 at 100.00	AA	1,428,696
5,000	Dublin City School District, Franklin, Delaware and Union Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2019A, 4.000%, 12/01/44	12/28 at 100.00	AAA	5,868,950
	Dublin, Ohio, General Obligation Bonds, Limited Tax Various Purpose Series 2015:
1,000	5.000%, 12/01/23	No Opt. Call	Aaa	1,094,270
450	5.000%, 12/01/24	No Opt. Call	Aaa	512,505
2,500	Fairborn City School District, Greene County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2021A, 4.000%, 12/01/50	12/30 at 100.00	Aa3	2,945,875
4,225	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/31	12/25 at 100.00	AAA	4,964,755
2,000	Gahanna-Jefferson City School District, Franklin County, Ohio, General Obligation Bonds, Construction & Improvement Series 2018, 5.000%, 12/01/48	6/28 at 100.00	Aa3	2,416,260
1,000	Gallia County Local School District, Gallia and Jackson Counties, Ohio, General Obligation Bonds, Refunding School Improvement Series 2014, 5.000%, 11/01/32	11/24 at 100.00	Aa2	1,125,620
	Graham Local School District, Champaign and Shelby Counties, Ohio, General Obligation Bonds, School Improvement Series 2013:
500	0.000%, 12/01/29	No Opt. Call	Aa2	437,800
850	0.000%, 12/01/30	No Opt. Call	Aa2	723,903
	Grandview Heights City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2019:
1,980	4.000%, 12/01/51	6/29 at 100.00	AA+	2,298,839
1,150	5.000%, 12/01/53	6/29 at 100.00	AA+	1,423,102
2,595	Hilliard City School District, Franklin County, Ohio, General Obligation Bonds, School Improvement Series 2017, 4.000%, 12/01/46	12/26 at 100.00	AA+	2,876,194
1,095	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, School improvement Series 2012, 0.000%, 12/01/27	No Opt. Call	Aa1	1,016,445
1,560	Kettering City School District, Montgomery County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	AA	1,952,855
1,000	Little Miami Local School District, Warren and Clermont Counties, Ohio, General Obligation Bonds, School Improvement Series 2018A, 5.000%, 11/01/43	11/25 at 100.00	AA	1,148,430

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,000	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, Refunding Series 2013A, 0.000%, 12/01/22	No Opt. Call	Aa1	$996,450
1,000	Maumee City School District, Lucas County, Ohio, General Obligation Bonds, Capital Appreciation Refunding Series 2012, 0.000%, 12/01/23	No Opt. Call	AA-	989,000
500	Medina County, Ohio, General Obligation Bonds, Courthouse Facility Improvement Limited Tax Series 2021, 4.000%, 12/01/46	6/26 at 100.00	AA+	557,845
1,600	Medina, Ohio, General Obligation Bonds, Limited Tax Refunding Various Purpose Series 2021, 4.000%, 12/01/40	12/31 at 100.00	Aa1	1,947,376
1,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/28 – AGM Insured	No Opt. Call	A2	1,265,830
1,585	New Albany, Ohio, General Obligation Bonds, Series 2012, 5.000%, 12/01/29	6/22 at 100.00	Aaa	1,622,485
925	Oakwood City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2012, 0.000%, 12/01/21	No Opt. Call	Aa2	925,000
	Ohio State, General Obligation Bonds, Common Schools Series 2017B:
4,500	5.000%, 9/15/27	No Opt. Call	AA+	5,575,545
5,000	5.000%, 9/01/30	No Opt. Call	AA+	6,634,550
11,430	Ohio State, General Obligation Bonds, Common Schools Series 2019A, 5.000%, 6/15/37	6/29 at 100.00	AA+	14,557,477
2,000	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2014R, 5.000%, 5/01/29	5/24 at 100.00	AAA	2,219,280
	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2018V:
2,500	5.000%, 5/01/33	5/28 at 100.00	AAA	3,113,950
1,250	5.000%, 5/01/34	5/28 at 100.00	AAA	1,554,775
	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2020W:
1,400	5.000%, 5/01/33	5/30 at 100.00	AAA	1,833,300
800	5.000%, 5/01/34	5/30 at 100.00	AAA	1,045,728
1,190	5.000%, 5/01/35	5/30 at 100.00	AAA	1,552,843
	Ohio State, General Obligation Bonds, Infrastructure Improvement Refunding Series 2020B:
350	5.000%, 8/01/32	8/28 at 100.00	AA+	439,656
270	5.000%, 8/01/36	8/28 at 100.00	AA+	337,235
	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2020C:
1,750	5.000%, 3/01/39	3/31 at 100.00	AA+	2,313,500
1,000	5.000%, 3/01/40	3/31 at 100.00	AA+	1,319,650
3,500	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2021C, 5.000%, 3/15/32	No Opt. Call	AA+	4,814,075
	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2016:
1,000	5.000%, 12/01/38	6/26 at 100.00	AAA	1,170,160
1,875	5.000%, 12/01/41	6/26 at 100.00	AAA	2,181,506
50	Princeton City School District, Hamilton County, Ohio, Certificates of Participation, Series 2013, 5.000%, 12/01/33	12/22 at 100.00	AA-	52,104
2,380	Southwest Local School District, Hamilton and Butler Counties, Ohio, General Obligation Bonds, School Improvement Series 2018A, 4.000%, 1/15/55	1/28 at 100.00	Aa2	2,683,093

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 4,000	South-Western City School District, Franklin and Pickaway Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2019A, 4.000%, 12/01/48	12/29 at 100.00	AA	$4,648,520
3,435	Summit County, Ohio, General Obligation Bonds, Refunding, Various Purpose Series 2002R, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA+	3,435,000
6,000	Sycamore Community School District, Hamilton County, Ohio, General Obligation Bonds, School Improvement Series 2020, 4.000%, 12/01/45	6/29 at 100.00	AAA	7,074,360
1,200	Toledo, Ohio, General Obligation Bonds, Limited Tax Capital Improvement Series 2020, 4.000%, 12/01/35	12/30 at 100.00	A2	1,419,240
1,000	Upper Arlington City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities & Improvement Series 2018A, 5.000%, 12/01/48	12/27 at 100.00	AAA	1,208,760
1,000	Westerville City School District, Franklin and Delaware Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2020, 3.000%, 12/01/43	6/29 at 100.00	Aa1	1,083,330
130,180	Total Tax Obligation/General			156,101,621
	Tax Obligation/Limited – 18.2%
	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006:
160	5.000%, 12/01/21	11/21 at 100.00	N/R	160,000
950	5.000%, 12/01/25	12/21 at 100.00	N/R	965,067
1,165	5.000%, 12/01/30	12/21 at 100.00	N/R	1,180,227
1,890	5.000%, 12/01/35	12/21 at 100.00	N/R	1,911,508
5,500	Cleveland Public Library, Cuyahoga County, Ohio, Library Facilities Notes, Series 2019A, 4.000%, 12/01/45	12/29 at 100.00	Aa2	6,478,670
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2017B-2:
1,250	5.000%, 10/01/31	4/28 at 100.00	AA	1,552,562
1,000	5.000%, 10/01/32	4/28 at 100.00	AA	1,239,980
1,000	Columbus Metropolitan Library, Franklin County, Ohio, Special Obligation Library Fund Facilities Notes, Refunding Series 2020, 4.000%, 12/01/30	No Opt. Call	Aa2	1,233,070
500	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1, 5.000%, 12/01/51	6/29 at 100.00	N/R	551,855
1,265	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28, 144A	No Opt. Call	N/R	1,366,795
5,530	Cuyahoga County, Ohio, Economic Development Revenue Bonds, Refunding Series 2020D, 5.000%, 12/01/26	No Opt. Call	AA	6,684,443
1,000	Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various Purpose Series 2014, 5.000%, 12/01/28	12/24 at 100.00	AAA	1,131,520
2,940	Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A, 5.000%, 12/01/38	12/25 at 100.00	Aa1	3,409,195
495	Fairborn City School District, Greene, Clark and Montgomery Counties, Ohio, Certificates of Participation, School Facilities Project, Series 2021, 4.000%, 12/01/37 – BAM Insured	12/28 at 100.00	AA	577,170
3,560	Franklin County Convention Facilities Authority, Ohio, Lease Appropriation Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/46	12/29 at 100.00	AA	4,394,072

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2018:
$ 1,000	5.000%, 6/01/37	6/28 at 100.00	AAA	$1,244,420
16,500	5.000%, 6/01/43	6/28 at 100.00	AAA	20,342,025
5,695	5.000%, 6/01/48	6/28 at 100.00	AAA	6,978,710
	Gahanna-Jefferson City School District, Franklin County, Ohio, Certificates of Participation, School Facilities Project, Series 2021:
1,020	4.000%, 12/01/31 – BAM Insured	12/30 at 100.00	AA	1,243,798
1,320	4.000%, 12/01/32 – BAM Insured	12/30 at 100.00	AA	1,612,459
1,375	4.000%, 12/01/33 – BAM Insured	12/30 at 100.00	AA	1,676,771
	Great Oaks Career Campuses Board of Education, Brown, Butler, Clermont, Clinton, Fayette, Greene, Hamilton, Highland, Madison, Pickaway, Ross and Warren, Ohio, Certificates of Participation, School:
1,320	4.000%, 12/01/39	12/29 at 100.00	Aa1	1,563,012
1,425	4.000%, 12/01/41	12/29 at 100.00	Aa1	1,681,030
1,675	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2014A, 5.000%, 12/01/25	No Opt. Call	AAA	1,967,539
2,180	Hamilton County, Ohio, Sales Tax Bonds, Refunding Series 2016A, 5.000%, 12/01/30	12/26 at 100.00	AA-	2,610,223
	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B:
500	0.000%, 12/01/26 – AMBAC Insured	No Opt. Call	A1	471,280
3,300	0.000%, 12/01/28 – AMBAC Insured	No Opt. Call	A1	2,970,726
1,750	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	1,586,375
	Mayfield City School District, Ohio, Certificates of Participation, Middle School Project, Series 2009B:
435	0.000%, 9/01/27	No Opt. Call	Aa2	404,398
855	0.000%, 9/01/28	No Opt. Call	Aa2	776,511
1,100	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/23	10/22 at 100.00	Aa3	1,142,581
1,070	Norwood, Hamilton County, Ohio, Special Obligation Development Revenue Bonds, Central Parke Project, Series 2017, 6.000%, 12/01/46	6/27 at 100.00	N/R	1,127,694
	Ohio State, Capital Facilities Lease Appropriation Bonds, Juvenile Correctional Building Fund Projects, Series 2019A:
2,465	5.000%, 4/01/38	4/29 at 100.00	AA	3,097,371
2,485	5.000%, 4/01/39	4/29 at 100.00	AA	3,117,184
1,250	Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult Correctional Building Fund Projects, Series 2017A, 5.000%, 10/01/36	10/27 at 100.00	AA	1,523,600
2,245	Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult Correctional Building Fund Projects, Series 2019B, 5.000%, 10/01/31	No Opt. Call	AA	3,036,475
	Ohio State, Capital Facilities Lease-Appropriation Bonds, Cultural & Sports Facilities Building Fund Projects, Series 2021A:
1,700	5.000%, 4/01/31	No Opt. Call	AA	2,274,396
2,160	5.000%, 4/01/32	No Opt. Call	AA	2,941,294
1,200	Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks & Recreation Improvement Fund Projects, Series 2017A, 5.000%, 12/01/31	12/27 at 100.00	AA	1,479,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,080	Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks & Recreation Improvement Fund Projects, Series 2020A, 5.000%, 12/01/31	No Opt. Call	AA	$1,465,970
1,250	Ohio State, Major New State Infrastructure Project Revenue Bonds, Series 2019-1, 5.000%, 12/15/31	No Opt. Call	AA	1,698,200
945	Ohio State, Major New State Infrastructure Project Revenue Bonds, Series 2021-1A, 5.000%, 12/15/32	No Opt. Call	AA	1,312,246
1,360	Ohio State, Transportation Project Revenue Bonds, Toledo-Lucas County Port Authority Seaport and Docks Project, State Transportation Infrastructure GRF Bond Fund, Series 2019-2, 5.000%, 11/15/39 (AMT)	5/27 at 100.00	AA+	1,626,900
2,095	Pickaway County, Ohio, Sales Tax Special Obligation Bonds, Series 2018, 5.000%, 12/01/44	12/28 at 100.00	AA	2,614,183
2,000	Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio, Community Facilities Bonds, Series 2015A, 4.000%, 12/01/31 – AGM Insured	12/25 at 100.00	AA	2,223,380
800	Port of Greater Cincinnati Development Authority, Ohio, Public Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50, 144A	12/28 at 100.00	N/R	813,072
500	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development - Phase 2B Project, Series 2018A, 6.000%, 12/01/50	12/28 at 100.00	N/R	542,175
1,000	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A, 5.000%, 11/01/51	11/30 at 100.00	N/R	1,027,060
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
8,320	4.500%, 7/01/34	7/25 at 100.00	N/R	9,102,163
1,257	4.550%, 7/01/40	7/28 at 100.00	N/R	1,427,864
500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	567,965
265	Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds, Series 2007A, 5.750%, 12/01/27	12/21 at 100.00	N/R	265,448
	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Payable from City of Columbus, Ohio Annual Rental Appropriations, Refunding Series 2012A:
1,400	5.000%, 12/01/23	12/22 at 100.00	AA+	1,466,122
800	5.000%, 12/01/24	12/22 at 100.00	AA+	837,520
	Riversouth Authority, Ohio, Scioto Peninsula Area Redevelopment Bonds, Payable from City of Columbus, Ohio Annual Rental Appropriations, Series 2016:
1,000	5.000%, 12/01/28	12/25 at 100.00	AA+	1,172,490
1,000	5.000%, 12/01/29	12/25 at 100.00	AA+	1,172,490
2,955	Shaker Heights Public Library, Ohio, Certificates of Participation, Series 2019, 4.000%, 12/01/44	12/24 at 100.00	Aa2	3,199,822
	Triway Local School District, Ohio, Certificates of Participation, Series 2021:
1,580	4.000%, 12/01/38 – BAM Insured	12/28 at 100.00	AA	1,830,414
2,200	4.000%, 12/01/39 – BAM Insured	12/28 at 100.00	AA	2,544,432
2,300	4.000%, 12/01/40 – BAM Insured	12/28 at 100.00	AA	2,656,293
118,837	Total Tax Obligation/Limited			139,271,215

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 4.5%
$ 750	Ohio Higher Educational Facility Commission, Senior Hospital Parking Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020, 5.000%, 1/15/50	1/30 at 100.00	A3	$899,775
	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015:
3,500	5.000%, 12/31/35 – AGM Insured (AMT)	6/25 at 100.00	AA	3,944,465
5,245	5.000%, 12/31/39 – AGM Insured (AMT)	6/25 at 100.00	AA	5,879,802
7,725	5.000%, 6/30/53 (AMT)	6/25 at 100.00	A3	8,568,724
11,000	Ohio State, Revenue Bonds, Ohio Turnpike Commission, Refunding Series 1998A, 5.500%, 2/15/24 – FGIC Insured	No Opt. Call	Aa2	11,695,090
2,450	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure Commission Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1, 5.250%, 2/15/39	2/23 at 100.00	Aa3	2,590,361
1,000	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure Commission, Refunding Series 2017A, 5.000%, 2/15/30	2/27 at 100.00	Aa2	1,208,270
31,670	Total Transportation			34,786,487
	U.S. Guaranteed – 14.0% (5)
4,310	Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%, 12/01/41 (Pre-refunded 12/01/26)	12/26 at 100.00	AAA	5,240,486
	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A:
7,000	5.000%, 1/01/29 (Pre-refunded 1/01/22)	1/22 at 100.00	A2	7,027,580
1,000	5.000%, 1/01/30 (Pre-refunded 1/01/22)	1/22 at 100.00	A2	1,003,940
3,450	5.000%, 1/01/31 (Pre-refunded 1/01/22) – AGM Insured	1/22 at 100.00	AA	3,463,593
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2013A-2:
990	5.000%, 10/01/27 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,076,090
1,150	5.000%, 10/01/30 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,250,004
1,205	5.000%, 10/01/31 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,309,787
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2:
755	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R	817,748
2,245	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+	2,439,282
775	Cleveland, Ohio, Water Revenue Bonds, Refunding Second Lien Series 2012A, 5.000%, 1/01/26 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	778,038
	Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various Purpose Series 2014:
1,810	5.000%, 12/01/32 (Pre-refunded 12/01/24)	12/24 at 100.00	AAA	2,060,233
1,585	5.000%, 12/01/33 (Pre-refunded 12/01/24)	12/24 at 100.00	AAA	1,804,126
1,385	5.000%, 12/01/34 (Pre-refunded 12/01/24)	12/24 at 100.00	AAA	1,576,476
1,055	5.000%, 12/01/35 (Pre-refunded 12/01/24)	12/24 at 100.00	AAA	1,200,854
10,345	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Bonds, Columbus City & Franklin County Lessees, Refunding Anticipation Series 2014, 5.000%, 12/01/35 (Pre-refunded 12/01/24)	12/24 at 100.00	Aa1	11,775,196
3,000	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/24 (Pre-refunded 12/01/23)	12/23 at 100.00	AAA	3,282,150

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2015:
$ 1,050	5.000%, 12/01/32 (Pre-refunded 12/01/25)	12/25 at 100.00	AAA	$1,239,000
1,105	5.000%, 12/01/33 (Pre-refunded 12/01/25)	12/25 at 100.00	AAA	1,303,900
1,000	Greenville City School District, Drake County, Ohio, General Obligation Bonds, School Improvement Series 2013, 5.250%, 1/01/38 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	1,004,140
11,700	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38 (Pre-refunded 1/01/23)	1/23 at 100.00	AA+	12,301,263
275	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa3	281,628
8,500	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Series 2013, 5.000%, 11/15/38 (Pre-refunded 5/15/23)	5/23 at 100.00	AA+	9,089,305
3,125	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Tender Option Bond Trust 2015-XF0225, 18.103%, 11/15/43 (Pre-refunded 5/15/23), 144A (IF) (4)	5/23 at 100.00	AA+	3,991,688
1,630	Northwest Local School District, Hamilton and Butler Counties, Ohio, General Obligation Bonds, School Improvement Series 2015, 5.000%, 12/01/40 (Pre-refunded 12/01/23)	12/23 at 100.00	Aa2	1,782,144
9,000	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure Commission Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1, 5.000%, 2/15/48 (Pre-refunded 2/15/23)	2/23 at 100.00	Aa3	9,513,810
1,000	Ohio University at Athens, General Receipts Bonds, Series 2013, 5.000%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	Aa3	1,048,040
	Princeton City School District, Hamilton County, Ohio, Certificates of Participation, Series 2013:
560	5.000%, 12/01/33 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R	586,174
1,305	5.000%, 12/01/42 (Pre-refunded 12/01/22)	12/22 at 100.00	AA-	1,367,692
1,710	South Euclid, Ohio, General Obligation Bonds, Real Estate Acquisition and Urban Redevelopment, Series 2012, 5.000%, 6/01/32 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa3	1,751,211
4,925	Willoughby-Eastlake City School District, Ohio, General Obligation Bonds, School Improvement Series 2016, 5.000%, 12/01/46 (Pre-refunded 12/01/25)	12/25 at 100.00	A2	5,800,764
	Wood County, Ohio, Hospital Facilities Revenue Bonds, Wood County Hospital Project, Refunding and Improvement Series 2012:
2,545	5.000%, 12/01/37 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R	2,667,262
1,280	5.000%, 12/01/37 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R	1,341,491
3,735	5.000%, 12/01/42 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R	3,914,429
1,875	5.000%, 12/01/42 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R	1,965,075
98,380	Total U.S. Guaranteed			107,054,599
	Utilities – 15.5%
1,750	American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Refunding Series 2020A, 5.000%, 2/15/28	No Opt. Call	A1	2,171,540
1,500	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series 2015A, 5.000%, 2/15/42	2/24 at 100.00	A1	1,638,585
6,500	American Municipal Power, Inc., Ohio, Greenup Hydroelectric Project Revenue Bonds, Refunding Series 2016A, 5.000%, 2/15/41	2/26 at 100.00	A1	7,527,260

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 1,665	American Municipal Power, Inc., Ohio, Solar Electricity Prepayment Project Revenue Bonds, Green Bonds Series 2019A, 5.000%, 2/15/44	2/29 at 100.00	A	$2,037,827
	American Municipal Power, Inc., Ohio, Solar Electricity Prepayment Project Revenue Bonds, Green Bonds Series 2020A:
250	4.000%, 2/15/40	2/29 at 100.00	A	285,778
1,200	4.000%, 2/15/44	2/29 at 100.00	A	1,361,484
905	Butler County, Ohio, Sewer System Revenue Bonds, Refunding Series 2005, 5.000%, 12/01/23 – AGM Insured	No Opt. Call	Aa2	946,078
1,315	Cleveland, Ohio, Public Power System Revenue Bonds, Refunding Series 2018, 5.000%, 11/15/37 – AGM Insured	5/28 at 100.00	AA	1,602,235
	Cleveland, Ohio, Public Power System Revenue Bonds, Refunding Series 2020A:
1,000	4.000%, 11/15/35 – AGM Insured	11/29 at 100.00	AA	1,183,340
2,000	4.000%, 11/15/38 – AGM Insured	11/29 at 100.00	AA	2,354,320
2,000	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1, 0.000%, 11/15/33 – NPFG Insured	No Opt. Call	A-	1,581,300
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2:
4,740	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	A-	3,656,531
7,500	0.000%, 11/15/38 – NPFG Insured	No Opt. Call	A-	4,952,100
2,300	Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/25	12/24 at 100.00	AA+	2,613,536
	Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series 2015:
5,000	5.000%, 6/01/30	6/26 at 100.00	AA+	5,940,300
6,750	5.000%, 6/01/32	6/26 at 100.00	AA+	7,986,532
1,115	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Refunding Series 2020A, 5.000%, 12/01/32	12/30 at 100.00	AA+	1,472,692
	Hamilton, Ohio, Electric System Revenue Bonds, Refunding & Improvement Series 2019:
865	4.000%, 10/01/37 – BAM Insured	10/29 at 100.00	AA	1,010,778
1,000	4.000%, 10/01/38 – BAM Insured	10/29 at 100.00	AA	1,166,590
1,015	4.000%, 10/01/39 – BAM Insured	10/29 at 100.00	AA	1,181,907
1,100	Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019, 5.000%, 8/01/49 (Mandatory Put 2/01/25)	11/24 at 100.68	Aa2	1,247,004
1,000	Marysville, Ohio, Water System Mortgage Revenue Bonds, Refunding Series 2016, 4.000%, 12/01/38	12/25 at 100.00	Aa3	1,103,030
5,570	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 11/15/33	5/28 at 100.00	AA+	6,882,403
820	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/22	No Opt. Call	N/R	1,025
10,025	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)	No Opt. Call	N/R	12,531

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, Refunding Series 2019B:
$ 1,560	5.000%, 12/01/29	No Opt. Call	AAA	$2,041,510
1,170	5.000%, 6/01/30	No Opt. Call	AAA	1,548,612
1,100	5.000%, 12/01/30	No Opt. Call	AAA	1,471,800
	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, Series 2016:
2,975	5.000%, 6/01/29	12/26 at 100.00	AAA	3,610,758
1,900	5.000%, 12/01/36	12/26 at 100.00	AAA	2,279,069
4,840	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2019, 5.000%, 6/01/44	12/29 at 100.00	AAA	6,181,116
3,000	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2021, 5.000%, 6/01/46	12/31 at 100.00	AAA	3,966,000
1,010	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/22	No Opt. Call	AAA	1,058,621
5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2015A, 5.000%, 6/01/26	No Opt. Call	AAA	5,979,500
5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2017A, 5.000%, 12/01/31	6/27 at 100.00	AAA	6,128,250
	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2020A:
8,000	5.000%, 12/01/37	6/30 at 100.00	AAA	10,416,800
3,000	5.000%, 12/01/50	6/30 at 100.00	AAA	3,823,770
5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2020B, 4.000%, 12/01/38	12/30 at 100.00	AAA	6,087,400
2,060	Springboro, Ohio, Sewer System Mortgage Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/27	6/22 at 100.00	Aa2	2,107,874
114,500	Total Utilities			118,617,786
$ 657,047	Total Municipal Bonds (cost $681,308,871)			726,527,420

Shares	Description (1)	Value
	COMMON STOCKS – 2.3%
	Electric Utilities – 2.3%
350,634	Energy Harbor Corp, (7), (8), (9)	$ 17,356,383
	Total Common Stocks (cost $9,249,818)	17,356,383
	Total Long-Term Investments (cost $690,558,689)	743,883,803
	Other Assets Less Liabilities – 2.5%	18,804,015
	Net Assets – 100%	$ 762,687,818

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Common Stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 and Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Wisconsin Municipal Bond Fund
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 105.1%
	MUNICIPAL BONDS – 101.6%
	Consumer Discretionary – 0.2%
$ 105	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/46	9/27 at 100.00	CCC	$111,464
250	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (AMT)	12/21 at 100.00	B1	250,377
355	Total Consumer Discretionary			361,841
	Consumer Staples – 1.3%
660	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	12/21 at 100.00	N/R	660,376
1,060	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	1,168,396
1,720	Total Consumer Staples			1,828,772
	Education and Civic Organizations – 6.3%
1,000	Milwaukee Redevelopment Authority, Wisconsin, Milwaukee Science Education Consortium, Inc Project, Series 2013A, 6.000%, 8/01/33	8/23 at 100.00	BBB-	1,062,750
1,750	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A	6/26 at 100.00	BBB-	1,870,645
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hmong American Peace Academy, Series 2020:
420	4.000%, 3/15/30	No Opt. Call	BBB	475,348
500	4.000%, 3/15/40	3/30 at 100.00	BBB	571,200
1,200	5.000%, 3/15/50	3/30 at 100.00	BBB	1,440,120
1,525	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Lawrence University, Series 2020, 4.000%, 2/01/45	2/30 at 100.00	Baa1	1,732,857
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Milwaukee School of Engineering, Series 2021B:
500	2.125%, 4/01/39 – AGM Insured	4/31 at 100.00	AA	498,630
500	2.125%, 4/01/40 – AGM Insured	4/31 at 100.00	AA	494,590
415	2.250%, 4/01/41 – AGM Insured	4/31 at 100.00	AA	415,071
500	2.250%, 4/01/42 – AGM Insured	4/31 at 100.00	AA	496,655
8,310	Total Education and Civic Organizations			9,057,866
	Health Care – 23.4%
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group Project, Refunding Series 2021:
155	5.000%, 7/01/29	No Opt. Call	N/R	193,077
600	5.000%, 7/01/30	No Opt. Call	N/R	760,650
190	5.000%, 7/01/31	No Opt. Call	N/R	245,054

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 5,765	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc., Series 2020, 4.000%, 7/01/36	7/29 at 100.00	A	$6,752,429
250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 2015-XF0118, 13.789%, 4/01/42, 144A (IF) (4)	10/22 at 100.00	AA	275,235
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2017C:
4,000	5.000%, 2/15/47	2/27 at 100.00	A-	4,708,720
8,565	5.000%, 2/15/47 (UB) (4)	2/27 at 100.00	A-	10,082,547
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Aspirus, Inc. Obligated Group, Refunding Series 2015A, 5.000%, 8/15/34	2/25 at 100.00	AA-	1,128,290
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc., Series 2019A:
2,000	4.000%, 12/01/44	12/29 at 100.00	A+	2,306,180
3,100	4.000%, 12/01/49	12/29 at 100.00	A+	3,551,949
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Series 2015:
250	5.000%, 12/01/23	No Opt. Call	A+	272,568
2,000	4.000%, 12/01/35	6/24 at 100.00	A+	2,137,240
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/29	5/24 at 100.00	BBB+	1,089,290
175	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020A, 4.000%, 2/15/37 – AGM Insured	2/30 at 100.00	AA	206,094
29,050	Total Health Care			33,709,323
	Housing/Multifamily – 19.4%
2,000	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 5.125%, 6/01/30	6/23 at 100.00	N/R	2,046,700
3,020	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin - Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB-	3,081,880
2,000	Wisconsin Housing and Economic Development Authority Multi Family Housing Bonds, Western Technical College Student Housing Project, Series 2013B, 4.700%, 4/01/38	4/23 at 100.00	A	2,105,280
565	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2006A, 4.550%, 5/01/27 (AMT)	12/21 at 100.00	AA	566,305
2,125	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2015A, 4.125%, 11/01/46	5/25 at 100.00	AA	2,256,877
	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2017A:
1,000	4.000%, 11/01/47	11/26 at 100.00	AA	1,080,880
2,000	4.150%, 5/01/55	11/26 at 100.00	AA	2,157,140
2,230	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2017B, 3.900%, 11/01/42	11/26 at 100.00	AA	2,411,968

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2018A:
$ 145	3.700%, 11/01/33	11/27 at 100.00	AA	$162,255
2,000	4.300%, 11/01/53 (UB) (4)	11/27 at 100.00	AA	2,237,200
6,720	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2019A, 3.375%, 5/01/57	11/28 at 100.00	AA	7,111,709
2,500	Wisconsin Housing and Economic Development Authority, Multifamily Housing Bonds, Meadow Village Project Series 2020A, 5.000%, 7/01/37, 144A	7/28 at 102.00	N/R	2,747,550
26,305	Total Housing/Multifamily			27,965,744
	Industrials – 0.9%
725	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	739,471
100	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	107,762
420	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	448,379
1,245	Total Industrials			1,295,612
	Long-Term Care – 11.9%
500	Winnebago County Housing Authority, Illinois, Revenue Bonds, Lutheran Homes of Oshkosh, Inc. Project, Refunding Series 2015A, 4.450%, 3/01/30	12/21 at 100.00	N/R	495,205
150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/61	10/28 at 102.00	N/R	155,072
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Clement Manor, Inc., Series 2019, 5.000%, 8/01/49	8/26 at 103.00	N/R	1,863,920
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014, 5.375%, 10/01/44	10/22 at 102.00	N/R	2,068,520
500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, PHM / New Richmond Senior Housing, Inc., Refunding Series 2021, 3.250%, 7/01/37	7/26 at 101.00	N/R	498,170
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, PHW Oconomowoc, Inc. Project, Series 2018, 5.125%, 10/01/48	10/23 at 102.00	N/R	2,073,300
1,750	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014B, 5.000%, 7/01/44	7/24 at 100.00	A	1,934,345
1,450	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2019A, 5.000%, 7/01/49	7/26 at 100.00	A	1,683,116
500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2019B, 5.000%, 7/01/38	7/26 at 100.00	A	586,210
525	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc., Refunding Series 2021B, 4.000%, 9/15/45	9/27 at 103.00	BBB-	574,203
650	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc., Refunding Series 2022. Forward Delivery, 4.000%, 9/15/45 (WI/DD, settling 09/15/22)	9/27 at 103.00	BBB-	678,503
185	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc., Series 2015B, 5.000%, 9/15/37	9/22 at 100.00	BBB-	191,728

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Series 2021A:
$ 1,000	4.000%, 8/15/51	8/31 at 100.00	BBB+	$1,145,180
1,000	4.000%, 8/15/55	8/31 at 100.00	BBB+	1,136,800
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/44	12/22 at 102.00	N/R	2,066,780
16,210	Total Long-Term Care			17,151,052
	Tax Obligation/General – 1.7%
525	Puerto Rico, General Obligation Bonds, Public improvement Series 2007A, 5.000%, 7/01/23 – AGC Insured	12/21 at 100.00	AA	528,938
	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2011C:
675	5.250%, 7/01/27 – AGM Insured	12/21 at 100.00	AA	681,750
425	5.750%, 7/01/37 – AGM Insured	12/21 at 100.00	AA	431,375
770	Puerto Rico, General Obligation Bonds, Refunding Series 2003C-7, 6.000%, 7/01/27 – NPFG Insured	12/21 at 100.00	Baa2	778,585
2,395	Total Tax Obligation/General			2,420,648
	Tax Obligation/Limited – 27.8%
	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Brown County Expo Center Project, Series 2019:
1,790	4.000%, 6/01/36	6/29 at 100.00	AA	2,101,729
3,500	3.000%, 6/01/44	6/29 at 100.00	AA	3,753,820
10,000	0.000%, 6/01/49	6/29 at 47.10	AA	3,893,200
	Brookfield Community Development and Redevelopment Authority, Wisconsin, Community Development Revenue Bonds, Series 2015A:
1,340	3.550%, 6/01/34	6/25 at 100.00	A3	1,439,870
1,530	3.600%, 6/01/35	6/25 at 100.00	A3	1,645,377
1,250	Kaukauna Redevelopment Authority, Outagamie and Calumet Counties, Wisconsin, Redevelopment Lease Revenue Bonds, Series 2015, 4.125%, 6/01/40	6/25 at 100.00	A+	1,354,400
130	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52	6/22 at 100.00	BBB+	133,288
675	Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC Project Revenue Bonds, Series 2008, 5.125%, 6/01/29 (AMT)	12/21 at 100.00	A2	677,160
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2016A:
800	5.000%, 11/15/30	11/26 at 100.00	A+	953,712
500	5.000%, 11/15/31	11/26 at 100.00	A+	595,805
550	5.000%, 11/15/32	11/26 at 100.00	A+	654,797

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2017:
$ 145	5.000%, 11/15/22	No Opt. Call	A+	$151,529
630	5.000%, 11/15/28	11/26 at 100.00	A+	754,759
500	5.000%, 11/15/34	11/26 at 100.00	A+	593,675
1,000	5.000%, 11/15/35	11/26 at 100.00	A+	1,185,230
500	5.000%, 11/15/36	11/26 at 100.00	A+	591,555
1,000	Neenah Community Development Authority, Wisconsin, Lease Revenue Bonds, Refunding Series 2013, 4.100%, 12/01/27	12/23 at 100.00	A2	1,067,410
500	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 5.000%, 7/01/31 – AMBAC Insured	12/21 at 100.00	N/R	510,750
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
535	5.250%, 7/01/32 – NPFG Insured	No Opt. Call	Baa2	580,186
435	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa2	472,762
1,000	5.250%, 7/01/36 – AGC Insured	No Opt. Call	AA	1,079,470
500	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 – AGM Insured	12/21 at 100.00	AA	503,750
1,025	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2007N, 5.000%, 7/01/32 – RAAI Insured	12/21 at 100.00	AA	1,032,688
2,085	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A, 5.500%, 12/15/26 – NPFG Insured	No Opt. Call	Aa3	2,463,261
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006:
120	5.000%, 10/01/25 – NPFG Insured	12/21 at 100.00	Baa2	122,024
125	5.000%, 10/01/28 – FGIC Insured	12/21 at 100.00	Baa2	127,096
	Wisconsin Center District, Appropriation Revenue Bonds, Milwaukee Arena Project, Series 2016:
390	5.000%, 12/15/27	6/26 at 100.00	Aa3	465,028
1,000	5.000%, 12/15/30	6/26 at 100.00	Aa3	1,184,020
500	5.000%, 12/15/31	6/26 at 100.00	Aa3	591,765
4,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Milwaukee Arena Project, Senior Series 2016A, 0.000%, 12/15/39 – AGM Insured	6/26 at 60.88	AA	2,216,480
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 1999:
1,125	5.250%, 12/15/23	No Opt. Call	AA	1,205,831
675	5.250%, 12/15/27	No Opt. Call	AA	803,709
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Senior Series 2003A:
2,035	0.000%, 12/15/28 – AGM Insured	No Opt. Call	AA	1,801,179
1,945	0.000%, 12/15/31	No Opt. Call	AA	1,583,794
5,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral Obligation Junior Series 2020D, 0.000%, 12/15/50 – AGM Insured	12/30 at 46.55	AA	1,808,750
48,835	Total Tax Obligation/Limited			40,099,859

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 1.0%
$ 55	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (AMT)	No Opt. Call	BBB+	$55,547
1,000	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (AMT)	1/22 at 100.00	BBB	1,003,730
355	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	364,674
1,410	Total Transportation			1,423,951
	U.S. Guaranteed – 4.3% (5)
300	Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Milwaukee School of Engineering Project, Series 2012, 4.100%, 4/01/32 (Pre-refunded 4/01/22) – AGM Insured	4/22 at 100.00	AA	303,876
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 1999:
1,055	5.250%, 12/15/23 (ETM)	No Opt. Call	AA	1,098,360
190	5.250%, 12/15/27 (ETM)	No Opt. Call	AA	227,381
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 2013A:
785	4.000%, 12/15/25 (Pre-refunded 12/15/22)	12/22 at 100.00	Baa1	815,215
500	5.000%, 12/15/29 (Pre-refunded 12/15/22)	12/22 at 100.00	Baa1	524,415
10	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Howard Young Health Care, Inc., Refunding Series 2012, 5.000%, 8/15/22 (ETM)	No Opt. Call	N/R	10,339
810	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Beaver Dam Community Hospitals Inc., Series 2013A, 5.250%, 8/15/34 (Pre-refunded 8/15/23)	8/23 at 100.00	N/R	876,914
500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A, 5.000%, 9/01/36 (Pre-refunded 9/01/27)	9/27 at 100.00	N/R	613,520
10	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%, 2/15/30 (Pre-refunded 8/15/25)	8/25 at 100.00	N/R	11,617
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
130	5.000%, 8/15/43 (Pre-refunded 8/15/23)	8/23 at 100.00	A	140,421
1,520	5.000%, 8/15/43 (Pre-refunded 8/15/23)	8/23 at 100.00	BBB+	1,641,843
5,810	Total U.S. Guaranteed			6,263,901
	Utilities – 3.4%
995	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.500%, 4/01/41 (6)	No Opt. Call	N/R	1,244
125	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	129,039
860	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/22	No Opt. Call	N/R	1,075
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)	No Opt. Call	N/R	1,250
265	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (6)	No Opt. Call	N/R	331
575	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS, 5.000%, 7/01/30 – AGM Insured	12/21 at 100.00	AA	579,312

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 580	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	Baa2	$601,158
790	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/28 – AGC Insured	12/21 at 100.00	AA	795,925
305	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007UU, 5.000%, 7/01/24 – AGM Insured	12/21 at 100.00	AA	307,288
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
675	5.250%, 7/01/24 – NPFG Insured	No Opt. Call	Baa2	709,661
130	5.250%, 7/01/26 – NPFG Insured	No Opt. Call	Baa2	139,361
185	5.250%, 7/01/31 – AGM Insured	No Opt. Call	AA	204,512
250	5.250%, 7/01/35 – NPFG Insured	No Opt. Call	Baa2	273,108
1,200	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/25	12/21 at 100.00	CCC	1,191,744
7,935	Total Utilities			4,935,008
$ 149,580	Total Municipal Bonds (cost $137,926,040)			146,513,577

Shares	Description (1)	Value
	COMMON STOCKS – 3.5%
	Electric Utilities – 3.5%
100,944	Energy Harbor Corp, (7), (8), (9)	$ 4,996,728
	Total Common Stocks (cost $2,869,331)	4,996,728
	Total Long-Term Investments (cost $140,795,371)	151,510,305
	Floating Rate Obligations – (5.6)%	(8,020,000)
	Other Assets Less Liabilities – 0.5%	727,885
	Net Assets – 100%	$ 144,218,190

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Statement of Assets and Liabilities
November 30, 2021
(Unaudited)
	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Assets
Long-term investments, at value (cost $284,790,648, $387,618,880, $356,575,683, $705,658,118, $690,558,689 and $140,795,371, respectively)	$298,912,700	$413,412,676	$375,831,350	$751,017,843	$743,883,803	$151,510,305
Short-term investments, at value (cost approximates value)	—	—	—	12,740,000	—	—
Cash	3,136,422	7,173,404	1,797,999	6,746,383	8,740,473	—
Receivable for:
Interest	3,662,716	4,877,903	3,317,389	7,613,453	11,297,822	1,873,621
Investments sold	91,638	20,000	2,778,609	3,862,639	9,110,000	970,000
Shares sold	1,875,918	765,572	476,592	752,722	1,634,498	2,485
Other assets	9,642	123,871	74,229	84,346	160,805	7,099
Total assets	307,689,036	426,373,426	384,276,168	782,817,386	774,827,401	154,363,510
Liabilities
Cash overdraft	—	—	—	—	—	1,023,069
Floating rate obligations	—	29,845,000	15,200,000	—	—	8,020,000
Payable for:
Dividends	91,247	82,702	83,470	351,709	270,825	35,767
Interest	—	140,322	15,382	—	—	26,132
Investments purchased - regular settlement	—	—	—	239,953	—	—
Investments purchased - when-issued/delayed-delivery settlement	—	6,314,048	1,001,625	11,429,810	10,385,333	674,804
Shares redeemed	276,547	478,347	482,796	879,732	718,229	187,451
Accrued expenses:
Custodian fees	58,688	64,125	59,850	99,988	99,427	45,407
Management fees	123,446	156,490	147,482	306,492	301,602	59,252
Trustees fees	6,627	121,411	67,377	82,450	160,616	1,472
12b-1 distribution and service fees	41,134	53,496	33,136	83,292	74,639	19,718
Other	58,618	61,961	69,881	94,236	128,912	52,248
Total liabilities	656,307	37,317,902	17,160,999	13,567,662	12,139,583	10,145,320
Commitments and contingencies (as disclosed in Note 8)
Net assets	$307,032,729	$389,055,524	$367,115,169	$769,249,724	$762,687,818	$144,218,190

Class A Shares
Net assets	$190,514,578	$281,988,878	$149,595,865	$397,116,895	$361,824,029	$ 80,952,580
Shares outstanding	17,529,048	25,231,015	12,437,543	34,012,907	30,179,411	7,241,157
Net asset value ("NAV") per share	$ 10.87	$ 11.18	$ 12.03	$ 11.68	$ 11.99	$ 11.18
Offering price per share (NAV per share plus maximum sales charge of 4.20% of offering price)	$ 11.35	$ 11.67	$ 12.56	$ 12.19	$ 12.52	$ 11.67
Class C Shares
Net assets	$ 12,159,169	$ 8,833,023	$ 10,515,561	$ 22,607,806	$ 18,414,038	$ 7,890,041
Shares outstanding	1,121,302	790,753	877,101	1,944,214	1,544,889	705,895
NAV and offering price per share	$ 10.84	$ 11.17	$ 11.99	$ 11.63	$ 11.92	$ 11.18
Class I Shares
Net assets	$104,358,982	$ 98,233,623	$207,003,743	$349,525,023	$382,449,751	$ 55,375,569
Shares outstanding	9,568,892	8,800,380	17,235,316	29,978,886	32,017,670	4,946,989
NAV and offering price per share	$ 10.91	$ 11.16	$ 12.01	$ 11.66	$ 11.94	$ 11.19
Fund level net assets consist of:
Capital paid-in	$299,618,392	$369,058,532	$347,729,147	$729,195,925	$709,319,883	$138,093,560
Total distributable earnings	7,414,337	19,996,992	19,386,022	40,053,799	53,367,935	6,124,630
Fund level net assets	$307,032,729	$389,055,524	$367,115,169	$769,249,724	$762,687,818	$144,218,190
Authorized shares - per class	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
See accompanying notes to financial statements.

Statement of Operations
Six Months Ended November 30, 2021
(Unaudited)
	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Investment Income	$4,628,451	$ 6,195,164	$ 4,867,539	$11,431,636	$10,583,278	$2,723,367
Expenses
Management fees	753,505	952,908	882,851	1,854,710	1,839,791	365,583
12b-1 service fees - Class A Shares	191,128	283,442	149,086	391,594	367,486	81,815
12b-1 distribution and service fees - Class C Shares	60,400	44,310	53,434	116,313	94,662	40,355
12b-1 distribution and service fees - Class C2 Shares(1)	136	69	74	58	138	47
Shareholder servicing agent fees	50,125	60,726	76,933	100,692	164,141	32,393
Interest expense	4,791	96,870	46,003	4,562	6,506	29,093
Custodian fees	27,274	27,812	28,327	49,628	45,245	19,100
Professional fees	23,790	25,417	25,102	34,109	34,147	19,990
Trustees fees	5,028	6,395	5,825	12,374	12,446	2,282
Shareholder reporting expenses	9,232	8,182	9,646	12,057	12,838	6,334
Federal and state registration fees	3,411	4,369	7,301	7,184	4,464	5,329
Other	3,517	2,588	3,631	4,669	4,173	3,068
Total expenses	1,132,337	1,513,088	1,288,213	2,587,950	2,586,037	605,389
Net investment income (loss)	3,496,114	4,682,076	3,579,326	8,843,686	7,997,241	2,117,978
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	111,151	178,405	596,826	5,242	430,923	197,451
Change in net unrealized appreciation (depreciation) of investments	(367,162)	(2,324,896)	(2,618,637)	(3,455,628)	388,782	1,236,283
Net realized and unrealized gain (loss)	(256,011)	(2,146,491)	(2,021,811)	(3,450,386)	819,705	1,433,734
Net increase (decrease) in net assets from operations	$3,240,103	$ 2,535,585	$ 1,557,515	$ 5,393,300	$ 8,816,946	$3,551,712

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
See accompanying notes to financial statements.

Statement of Changes in Net Assets
	Kansas		Kentucky
	Unaudited Six Months Ended 11/30/21	Year Ended 5/31/21	Unaudited Six Months Ended 11/30/21	Year Ended 5/31/21
Operations
Net investment income (loss)	$ 3,496,114	$ 7,004,654	$ 4,682,076	$ 9,746,830
Net realized gain (loss) from investments	111,151	29,081	178,405	93,375
Change in net unrealized appreciation (depreciation) of investments	(367,162)	9,795,412	(2,324,896)	10,269,647
Net increase (decrease) in net assets from operations	3,240,103	16,829,147	2,535,585	20,109,852
Distributions to Shareholders
Dividends:
Class A Shares	(2,049,856)	(4,371,479)	(3,501,576)	(6,968,105)
Class C Shares	(79,882)	(196,226)	(73,973)	(142,625)
Class C2 Shares(1)	(378)	(124,222)	(195)	(86,250)
Class I Shares	(1,199,084)	(2,354,821)	(1,289,416)	(2,267,196)
Decrease in net assets from distributions to shareholders	(3,329,200)	(7,046,748)	(4,865,160)	(9,464,176)
Fund Share Transactions
Proceeds from sale of shares	22,654,632	60,411,350	28,030,651	57,224,414
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,778,156	5,794,209	4,367,133	8,460,989
	25,432,788	66,205,559	32,397,784	65,685,403
Cost of shares redeemed	(25,849,970)	(49,433,290)	(19,992,598)	(46,743,837)
Net increase (decrease) in net assets from Fund share transactions	(417,182)	16,772,269	12,405,186	18,941,566
Net increase (decrease) in net assets	(506,279)	26,554,668	10,075,611	29,587,242
Net assets at the beginning of period	307,539,008	280,984,340	378,979,913	349,392,671
Net assets at the end of period	$307,032,729	$307,539,008	$389,055,524	$378,979,913

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

See accompanying notes to financial statements.

Statement of Changes in Net Assets (continued)
	Michigan		Missouri
	Unaudited Six Months Ended 11/30/21	Year Ended 5/31/21	Unaudited Six Months Ended 11/30/21	Year Ended 5/31/21
Operations
Net investment income (loss)	$ 3,579,326	$ 7,221,282	$ 8,843,686	$ 17,845,188
Net realized gain (loss) from investments	596,826	264,475	5,242	311,985
Change in net unrealized appreciation (depreciation) of investments	(2,618,637)	4,350,614	(3,455,628)	17,261,301
Net increase (decrease) in net assets from operations	1,557,515	11,836,371	5,393,300	35,418,474
Distributions to Shareholders
Dividends:
Class A Shares	(1,366,760)	(3,103,363)	(4,498,863)	(8,910,480)
Class C Shares	(55,673)	(147,807)	(172,905)	(395,892)
Class C2 Shares(1)	(139)	(28,417)	(131)	(70,417)
Class I Shares	(2,026,497)	(4,077,260)	(4,304,004)	(8,651,117)
Decrease in net assets from distributions to shareholders	(3,449,069)	(7,356,847)	(8,975,903)	(18,027,906)
Fund Share Transactions
Proceeds from sale of shares	40,939,246	104,473,027	62,711,517	170,287,000
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,951,099	6,176,738	6,859,484	13,314,103
	43,890,345	110,649,765	69,571,001	183,601,103
Cost of shares redeemed	(24,551,607)	(48,279,204)	(39,073,138)	(93,506,580)
Net increase (decrease) in net assets from Fund share transactions	19,338,738	62,370,561	30,497,863	90,094,523
Net increase (decrease) in net assets	17,447,184	66,850,085	26,915,260	107,485,091
Net assets at the beginning of period	349,667,985	282,817,900	742,334,464	634,849,373
Net assets at the end of period	$367,115,169	$349,667,985	$769,249,724	$742,334,464

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

See accompanying notes to financial statements.

Statement of Changes in Net Assets (continued)
	Ohio		Wisconsin
	Unaudited Six Months Ended 11/30/21	Year Ended 5/31/21	Unaudited Six Months Ended 11/30/21	Year Ended 5/31/21
Operations
Net investment income (loss)	$ 7,997,241	$ 16,184,099	$ 2,117,978	$ 4,521,196
Net realized gain (loss) from investments	430,923	191,724	197,451	577,460
Change in net unrealized appreciation (depreciation) of investments	388,782	3,396,331	1,236,283	4,450,533
Net increase (decrease) in net assets from operations	8,816,946	19,772,154	3,551,712	9,549,189
Distributions to Shareholders
Dividends:
Class A Shares	(3,392,417)	(8,982,540)	(1,184,431)	(2,381,269)
Class C Shares	(99,740)	(339,368)	(85,113)	(185,166)
Class C2 Shares(1)	(245)	(137,956)	(28)	(57,775)
Class I Shares	(3,841,825)	(9,178,718)	(866,247)	(1,826,676)
Decrease in net assets from distributions to shareholders	(7,334,227)	(18,638,582)	(2,135,819)	(4,450,886)
Fund Share Transactions
Proceeds from sale of shares	63,710,872	155,610,047	1,551,507	4,173,792
Proceeds from shares issued to shareholders due to reinvestment of distributions	5,710,091	14,490,701	1,906,502	3,935,751
	69,420,963	170,100,748	3,458,009	8,109,543
Cost of shares redeemed	(54,806,718)	(107,501,789)	(7,078,602)	(24,256,517)
Net increase (decrease) in net assets from Fund share transactions	14,614,245	62,598,959	(3,620,593)	(16,146,974)
Net increase (decrease) in net assets	16,096,964	63,732,531	(2,204,700)	(11,048,671)
Net assets at the beginning of period	746,590,854	682,858,323	146,422,890	157,471,561
Net assets at the end of period	$762,687,818	$ 746,590,854	$144,218,190	$146,422,890

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
See accompanying notes to financial statements.

Financial Highlights
Kansas
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (01/92)
2022(e)	$10.87	$0.12	$ —	$ 0.12	$(0.12)	$ —	$(0.12)	$10.87
2021	10.51	0.25	0.37	0.62	(0.26)	—	(0.26)	10.87
2020	10.74	0.30	(0.21)	0.09	(0.32)	—	(0.32)	10.51
2019	10.56	0.35	0.16	0.51	(0.33)	—	(0.33)	10.74
2018	10.75	0.36	(0.18)	0.18	(0.37)	—	(0.37)	10.56
2017	11.13	0.37	(0.36)	0.01	(0.39)	—	(0.39)	10.75
Class C (02/14)
2022(e)	10.85	0.08	(0.02)	0.06	(0.07)	—	(0.07)	10.84
2021	10.48	0.17	0.37	0.54	(0.17)	—	(0.17)	10.85
2020	10.72	0.21	(0.22)	(0.01)	(0.23)	—	(0.23)	10.48
2019	10.54	0.26	0.17	0.43	(0.25)	—	(0.25)	10.72
2018	10.73	0.27	(0.18)	0.09	(0.28)	—	(0.28)	10.54
2017	11.11	0.28	(0.36)	(0.08)	(0.30)	—	(0.30)	10.73
Class I (02/97)
2022(e)	10.91	0.13	—	0.13	(0.13)	—	(0.13)	10.91
2021	10.55	0.28	0.36	0.64	(0.28)	—	(0.28)	10.91
2020	10.78	0.32	(0.21)	0.11	(0.34)	—	(0.34)	10.55
2019	10.60	0.37	0.17	0.54	(0.36)	—	(0.36)	10.78
2018	10.79	0.38	(0.18)	0.20	(0.39)	—	(0.39)	10.60
2017	11.18	0.39	(0.36)	0.03	(0.42)	—	(0.42)	10.79

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

1.08%	$190,515	0.77%*	0.77%*	2.26%*	10%
5.92	193,933	0.79	0.79	2.37	6
0.80	176,030	0.82	0.79	2.79	21
4.96	163,340	0.89	0.82	3.28	15
1.66	149,898	0.87	0.81	3.36	16
0.16	149,839	0.86	0.81	3.42	17

0.57	12,159	1.57*	1.57*	1.46*	10
5.18	12,446	1.59	1.59	1.57	6
(0.09)	12,261	1.62	1.59	1.99	21
4.13	12,340	1.69	1.62	2.48	15
0.87	12,587	1.67	1.61	2.55	16
(0.66)	13,336	1.66	1.61	2.62	17

1.19	104,359	0.57*	0.57*	2.46*	10
6.13	99,746	0.59	0.59	2.56	6
1.02	82,558	0.62	0.59	2.98	21
5.17	67,936	0.69	0.62	3.46	15
1.89	46,609	0.67	0.61	3.56	16
0.28	39,048	0.66	0.61	3.62	17
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)	Unaudited. For the six months ended November 30, 2021.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Kentucky
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (05/87)
2022(e)	$11.24	$0.13	$(0.05)	$ 0.08	$(0.14)	$ —	$(0.14)	$11.18
2021	10.91	0.30	0.32	0.62	(0.29)	—	(0.29)	11.24
2020	10.92	0.31	(0.03)	0.28	(0.29)	—	(0.29)	10.91
2019	10.64	0.32	0.28	0.60	(0.32)	—	(0.32)	10.92
2018	10.94	0.35	(0.29)	0.06	(0.36)	—	(0.36)	10.64
2017	11.24	0.37	(0.27)	0.10	(0.40)	—	(0.40)	10.94
Class C (02/14)
2022(e)	11.24	0.09	(0.07)	0.02	(0.09)	—	(0.09)	11.17
2021	10.91	0.21	0.32	0.53	(0.20)	—	(0.20)	11.24
2020	10.92	0.22	(0.03)	0.19	(0.20)	—	(0.20)	10.91
2019	10.64	0.23	0.28	0.51	(0.23)	—	(0.23)	10.92
2018	10.94	0.26	(0.28)	(0.02)	(0.28)	—	(0.28)	10.64
2017	11.23	0.28	(0.26)	0.02	(0.31)	—	(0.31)	10.94
Class I (02/97)
2022(e)	11.23	0.14	(0.06)	0.08	(0.15)	—	(0.15)	11.16
2021	10.90	0.32	0.32	0.64	(0.31)	—	(0.31)	11.23
2020	10.91	0.33	(0.03)	0.30	(0.31)	—	(0.31)	10.90
2019	10.64	0.34	0.27	0.61	(0.34)	—	(0.34)	10.91
2018	10.94	0.37	(0.28)	0.09	(0.39)	—	(0.39)	10.64
2017	11.23	0.39	(0.26)	0.13	(0.42)	—	(0.42)	10.94

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

0.71%	$281,989	0.81%*	0.76%*	2.38%*	8%
5.73	279,307	0.83	0.77	2.67	5
2.55	261,330	0.93	0.78	2.78	13
5.74	270,776	0.97	0.79	2.97	25
0.57	272,191	0.86	0.78	3.24	27
0.94	287,149	0.80	0.78	3.40	12

0.21	8,833	1.61*	1.56*	1.58*	8
4.88	8,607	1.63	1.57	1.87	5
1.73	7,584	1.73	1.58	1.98	13
4.91	7,232	1.77	1.59	2.17	25
(0.21)	7,583	1.66	1.58	2.43	27
0.21	8,567	1.60	1.58	2.59	12

0.73	98,234	0.61*	0.56*	2.58*	8
5.94	90,506	0.63	0.57	2.87	5
2.77	72,550	0.73	0.58	2.98	13
5.89	56,021	0.76	0.58	3.17	25
0.80	44,851	0.66	0.58	3.43	27
1.25	42,609	0.60	0.58	3.60	12

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)	Unaudited. For the six months ended November 30, 2021.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Michigan
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (06/85)
2022(e)	$12.09	$0.12	$(0.07)	$ 0.05	$(0.11)	$ —	$(0.11)	$12.03
2021	11.92	0.26	0.18	0.44	(0.27)	—	(0.27)	12.09
2020	11.67	0.29	0.25	0.54	(0.29)	—	(0.29)	11.92
2019	11.35	0.30	0.31	0.61	(0.29)	—	(0.29)	11.67
2018	11.56	0.31	(0.20)	0.11	(0.32)	—	(0.32)	11.35
2017	11.85	0.36	(0.26)	0.10	(0.36)	(0.03)	(0.39)	11.56
Class C (02/14)
2022(e)	12.05	0.07	(0.07)	—	(0.06)	—	(0.06)	11.99
2021	11.88	0.17	0.17	0.34	(0.17)	—	(0.17)	12.05
2020	11.63	0.19	0.25	0.44	(0.19)	—	(0.19)	11.88
2019	11.31	0.21	0.31	0.52	(0.20)	—	(0.20)	11.63
2018	11.53	0.22	(0.21)	0.01	(0.23)	—	(0.23)	11.31
2017	11.82	0.26	(0.25)	0.01	(0.27)	(0.03)	(0.30)	11.53
Class I (02/97)
2022(e)	12.07	0.13	(0.07)	0.06	(0.12)	—	(0.12)	12.01
2021	11.90	0.29	0.17	0.46	(0.29)	—	(0.29)	12.07
2020	11.65	0.31	0.25	0.56	(0.31)	—	(0.31)	11.90
2019	11.33	0.32	0.32	0.64	(0.32)	—	(0.32)	11.65
2018	11.55	0.33	(0.21)	0.12	(0.34)	—	(0.34)	11.33
2017	11.84	0.38	(0.26)	0.12	(0.38)	(0.03)	(0.41)	11.55

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

0.42%	$149,596	0.81%*	0.78%*	1.91%*	9%
3.72	148,560	0.83	0.80	2.19	4
4.66	120,780	0.83	0.80	2.46	10
5.49	116,693	0.86	0.82	2.66	16
0.94	112,969	0.86	0.82	2.72	10
0.91	120,270	0.86	0.83	3.05	16

0.02	10,516	1.61*	1.58*	1.10*	9
2.90	10,442	1.63	1.60	1.39	4
3.84	10,443	1.63	1.60	1.66	10
4.67	10,199	1.66	1.62	1.85	16
0.06	11,758	1.66	1.62	1.92	10
0.11	10,565	1.66	1.63	2.25	16

0.52	207,004	0.61*	0.58*	2.11*	9
3.93	190,067	0.63	0.60	2.38	4
4.88	148,589	0.63	0.60	2.66	10
5.72	123,326	0.66	0.62	2.85	16
1.06	93,181	0.66	0.62	2.92	10
1.12	74,199	0.66	0.63	3.25	16

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)	Unaudited. For the six months ended November 30, 2021.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Missouri
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (08/87)
2022(e)	$11.73	$0.13	$(0.04)	$0.09	$(0.14)	$ —	$(0.14)	$11.68
2021	11.43	0.29	0.31	0.60	(0.30)	—	(0.30)	11.73
2020	11.45	0.32	0.01	0.33	(0.35)	—	(0.35)	11.43
2019	11.19	0.36	0.27	0.63	(0.37)	—	(0.37)	11.45
2018	11.38	0.38	(0.20)	0.18	(0.37)	—	(0.37)	11.19
2017	11.60	0.40	(0.24)	0.16	(0.38)	—	(0.38)	11.38
Class C (02/14)
2022(e)	11.68	0.09	(0.05)	0.04	(0.09)	—	(0.09)	11.63
2021	11.38	0.20	0.30	0.50	(0.20)	—	(0.20)	11.68
2020	11.40	0.23	0.01	0.24	(0.26)	—	(0.26)	11.38
2019	11.14	0.27	0.27	0.54	(0.28)	—	(0.28)	11.40
2018	11.33	0.29	(0.20)	0.09	(0.28)	—	(0.28)	11.14
2017	11.56	0.30	(0.24)	0.06	(0.29)	—	(0.29)	11.33
Class I (02/97)
2022(e)	11.71	0.14	(0.04)	0.10	(0.15)	—	(0.15)	11.66
2021	11.42	0.32	0.29	0.61	(0.32)	—	(0.32)	11.71
2020	11.43	0.35	0.02	0.37	(0.38)	—	(0.38)	11.42
2019	11.18	0.39	0.26	0.65	(0.40)	—	(0.40)	11.43
2018	11.37	0.40	(0.19)	0.21	(0.40)	—	(0.40)	11.18
2017	11.59	0.42	(0.23)	0.19	(0.41)	—	(0.41)	11.37

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

0.73%	$397,117	0.75%*	0.75%*	2.27%*	3%
5.27	384,737	0.76	0.76	2.52	5
3.00	311,195	0.77	0.77	2.82	11
5.69	267,631	0.78	0.78	3.26	17
1.64	230,518	0.78	0.78	3.38	18
1.45	220,958	0.78	0.78	3.47	17

0.32	22,608	1.55*	1.55*	1.47*	3
4.45	23,454	1.56	1.56	1.73	5
2.08	22,911	1.57	1.57	2.02	11
4.96	19,534	1.58	1.58	2.46	17
0.83	18,629	1.58	1.58	2.58	18
0.56	18,663	1.58	1.58	2.67	17

0.83	349,525	0.55*	0.55*	2.47*	3
5.41	333,691	0.56	0.56	2.72	5
3.22	294,393	0.57	0.57	3.02	11
5.93	259,964	0.58	0.58	3.46	17
1.86	243,589	0.58	0.58	3.58	18
1.66	229,036	0.58	0.58	3.67	17

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)	Unaudited. For the six months ended November 30, 2021.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Ohio
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (06/85)
2022(f)	$11.96	$0.12	$ 0.02	$ 0.14	$(0.11)	$ —	$(0.11)	$11.99
2021	11.94	0.26	0.06	0.32	(0.26)	(0.04)	(0.30)	11.96
2020	11.62	0.30	0.31	0.61	(0.29)	—	(0.29)	11.94
2019	11.29	0.33	0.32	0.65	(0.32)	—	(0.32)	11.62
2018	11.55	0.34	(0.24)	0.10	(0.36)	—	(0.36)	11.29
2017	11.86	0.37	(0.32)	0.05	(0.36)	—	(0.36)	11.55
Class C (02/14)
2022(f)	11.90	0.07	0.01	0.08	(0.06)	—	(0.06)	11.92
2021	11.87	0.16	0.08	0.24	(0.17)	(0.04)	(0.21)	11.90
2020	11.55	0.21	0.31	0.52	(0.20)	—	(0.20)	11.87
2019	11.22	0.23	0.33	0.56	(0.23)	—	(0.23)	11.55
2018	11.48	0.24	(0.23)	0.01	(0.27)	—	(0.27)	11.22
2017	11.80	0.27	(0.33)	(0.06)	(0.26)	—	(0.26)	11.48
Class I (02/97)
2022(f)	11.92	0.13	0.01	0.14	(0.12)	—	(0.12)	11.94
2021	11.90	0.28	0.07	0.35	(0.29)	(0.04)	(0.33)	11.92
2020	11.58	0.32	0.32	0.64	(0.32)	—	(0.32)	11.90
2019	11.24	0.35	0.32	0.67	(0.33)	—	(0.33)	11.58
2018	11.51	0.36	(0.24)	0.12	(0.39)	—	(0.39)	11.24
2017	11.83	0.39	(0.33)	0.06	(0.38)	—	(0.38)	11.51

	Ratios/Supplemental Data
		Ratios to Average Net Assets(c)
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(d)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(e)

1.18%	$361,824	0.76%*	0.76%*	2.02%*	6%
2.73	365,676	0.77	0.77	2.18	6
5.35	342,227	0.78	0.77	2.57	13
5.84	321,256	0.79	0.79	2.89	13
0.92	306,232	0.78	0.78	2.94	16
0.43	304,829	0.78	0.78	3.15	11

0.70	18,414	1.56*	1.56*	1.22*	6
2.00	18,821	1.57	1.57	1.39	6
4.52	19,914	1.58	1.57	1.77	13
5.02	20,574	1.59	1.59	2.09	13
0.13	21,720	1.58	1.58	2.14	16
(0.46)	23,572	1.58	1.58	2.35	11

1.20	382,450	0.56*	0.56*	2.23*	6
2.94	360,971	0.57	0.57	2.38	6
5.59	308,803	0.58	0.57	2.77	13
6.12	272,612	0.59	0.59	3.09	13
1.04	233,238	0.58	0.58	3.14	16
0.55	218,069	0.58	0.58	3.35	11

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(d)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)	Unaudited. For the six months ended November 30, 2021.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Wisconsin
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (06/94)
2022(e)	$11.07	$0.16	$ 0.11	$ 0.27	$(0.16)	$ —	$(0.16)	$11.18
2021	10.71	0.32	0.36	0.68	(0.32)	—	(0.32)	11.07
2020	10.79	0.31	(0.10)	0.21	(0.29)	—	(0.29)	10.71
2019	10.48	0.33	0.32	0.65	(0.34)	—	(0.34)	10.79
2018	10.60	0.34	(0.12)	0.22	(0.34)	—	(0.34)	10.48
2017	11.01	0.35	(0.41)	(0.06)	(0.35)	—	(0.35)	10.60
Class C (02/14)
2022(e)	11.07	0.12	0.11	0.23	(0.12)	—	(0.12)	11.18
2021	10.71	0.24	0.35	0.59	(0.23)	—	(0.23)	11.07
2020	10.79	0.22	(0.10)	0.12	(0.20)	—	(0.20)	10.71
2019	10.48	0.24	0.32	0.56	(0.25)	—	(0.25)	10.79
2018	10.60	0.26	(0.13)	0.13	(0.25)	—	(0.25)	10.48
2017	11.01	0.26	(0.41)	(0.15)	(0.26)	—	(0.26)	10.60
Class I (02/97)
2022(e)	11.09	0.17	0.10	0.27	(0.17)	—	(0.17)	11.19
2021	10.72	0.35	0.36	0.71	(0.34)	—	(0.34)	11.09
2020	10.81	0.33	(0.11)	0.22	(0.31)	—	(0.31)	10.72
2019	10.50	0.35	0.32	0.67	(0.36)	—	(0.36)	10.81
2018	10.63	0.37	(0.14)	0.23	(0.36)	—	(0.36)	10.50
2017	11.04	0.37	(0.41)	(0.04)	(0.37)	—	(0.37)	10.63

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

2.47%	$80,953	0.86%*	0.82%*	2.88%*	4%
6.42	81,624	0.89	0.84	2.97	6
1.93	82,985	0.93	0.84	2.85	23
6.29	77,040	0.93	0.88	3.11	26
2.08	53,569	0.88	0.88	3.27	17
(0.54)	56,228	0.86	0.86	3.23	21

2.07	7,890	1.66*	1.62*	2.07*	4
5.59	8,272	1.69	1.64	2.17	6
1.11	9,205	1.73	1.64	2.05	23
5.45	8,690	1.73	1.68	2.31	26
1.27	5,566	1.68	1.68	2.47	17
(1.32)	6,303	1.66	1.66	2.43	21

2.48	55,376	0.66*	0.62*	3.08*	4
6.72	56,144	0.69	0.64	3.17	6
2.03	61,377	0.73	0.64	3.04	23
6.52	69,305	0.73	0.68	3.32	26
2.21	52,835	0.68	0.68	3.46	17
(0.32)	50,317	0.67	0.67	3.43	21

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)	Unaudited. For the six months ended November 30, 2021.
*	Annualized.
See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)
1.  General Information
Trust and Fund Information
The Nuveen Multistate Trust IV (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust is comprised of the Nuveen Kansas Municipal Bond Fund (“Kansas”), Nuveen Kentucky Municipal Bond Fund (“Kentucky”), Nuveen Michigan Municipal Bond Fund (“Michigan”), Nuveen Missouri Municipal Bond Fund (“Missouri”), Nuveen Ohio Municipal Bond Fund (“Ohio”) and Nuveen Wisconsin Municipal Bond Fund (“Wisconsin”) (each a “Fund” and collectively, the “Funds”), as diversified funds. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
The end of the reporting period for the Funds is November 30, 2021, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2021 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge. The Funds issued Class C2 Shares upon the exchange of Class C2 Shares from another Nuveen mutual fund or for the purpose of dividend reinvestment but Class C2 Shares were not available for new accounts or for additional investment into existing accounts. Class C2 Shares were subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C2 Shares converted to Class A Shares after the close of business on June 4, 2021.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds' normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2.  Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds' investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds' financial statements and various filings.
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing

Notes to Financial Statements (Unaudited) (continued)
of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3.  Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
Kansas	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$294,471,263	$ —	$294,471,263
Common Stocks	—	4,441,437**	—	4,441,437
Total	$ —	$298,912,700	$ —	$298,912,700

Kentucky	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$413,412,676	$ —	$413,412,676

Michigan	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$375,831,350	$ —	$375,831,350

Missouri	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$751,017,843	$ —	$751,017,843
Short-Term Investments*:
Municipal Bonds	—	12,740,000	—	12,740,000
Total	$ —	$763,757,843	$ —	$763,757,843

Ohio	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$726,527,420	$ —	$726,527,420
Common Stocks	—	17,356,383**	—	17,356,383
Total	$ —	$743,883,803	$ —	$743,883,803

Wisconsin	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$146,513,577	$ —	$146,513,577
Common Stocks	—	4,996,728**	—	4,996,728
Total	$ —	$151,510,305	$ —	$151,510,305

*	Refer to the Fund's Portfolio of Investments for industry classifications.
**	Refer to the Fund's Portfolio of Investments for securities classified as Level 2.
The Funds hold liabilities in floating rate obligations and preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 - Portfolio Securities and Investments in Derivatives.
4.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse

Notes to Financial Statements (Unaudited) (continued)
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB)  –  Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF)  –  Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations Outstanding	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Floating rate obligations: self-deposited Inverse Floaters	$ —	$29,845,000	$15,200,000	$ —	$ —	$8,020,000
Floating rate obligations: externally-deposited Inverse Floaters	—	7,190,000	—	—	13,125,000	750,000
Total	$ —	$37,035,000	$15,200,000	$ —	$13,125,000	$8,770,000
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Self-Deposited Inverse Floaters	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Average floating rate obligations outstanding	$ —	$29,845,000	$15,200,000	$ —	$ —	$8,020,000
Average annual interest rate and fees	—%	0.63%	0.57%	—%	—%	0.63%
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, each Fund maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations - Recourse Trusts	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$ —	$29,845,000	$15,200,000	$ —	$ —	$8,020,000
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	—	7,190,000	—	—	13,125,000	750,000
Total	$ —	$37,035,000	$15,200,000	$ —	$13,125,000	$8,770,000
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period, were as follows:
	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Purchases	$30,021,341	$41,526,809	$54,490,193	$53,810,923	$51,678,306	$5,615,881
Sales and maturities	29,735,442	32,817,215	33,685,429	22,810,000	44,372,376	7,812,253
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Notes to Financial Statements (Unaudited) (continued)
5.  Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
	Six Months Ended 11/30/21		Year Ended 5/31/21
Kansas	Shares	Amount	Shares	Amount
Shares sold:
Class A	834,977	$ 9,082,207	2,978,347	$ 32,007,017
Class A – automatic conversion of Class C2 Shares	130,026	1,414,684	30,200	325,949
Class C	82,839	898,150	165,974	1,783,509
Class C2(1)	—	—	1,243	13,260
Class I	1,031,163	11,259,591	2,434,292	26,281,615
Shares issued to shareholders due to reinvestment of distributions:
Class A	166,875	1,813,314	349,393	3,755,971
Class C	6,976	75,631	17,170	184,107
Class C2(1)	—	—	11,112	119,047
Class I	81,533	889,211	160,778	1,735,084
	2,334,389	25,432,788	6,148,509	66,205,559
Shares redeemed:
Class A	(1,440,661)	(15,686,023)	(2,269,382)	(24,328,710)
Class C	(116,055)	(1,261,239)	(205,010)	(2,202,115)
Class C2(1)	(4)	(49)	(817,226)	(8,770,125)
Class C2 – automatic conversion to Class A Shares	(130,146)	(1,414,684)	(30,252)	(325,949)
Class I	(686,127)	(7,487,975)	(1,279,399)	(13,806,391)
	(2,372,993)	(25,849,970)	(4,601,269)	(49,433,290)
Net increase (decrease)	(38,604)	$ (417,182)	1,547,240	$ 16,772,269

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

	Six Months Ended 11/30/21		Year Ended 5/31/21
Kentucky	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,207,286	$ 13,566,444	2,863,100	$ 31,937,686
Class A – automatic conversion of Class C Shares	—	—	3,420	38,200
Class A – automatic conversion of Class C2 Shares	49,793	560,171	30,301	339,332
Class C	84,526	950,866	151,028	1,686,721
Class C2(1)	—	—	98	1,075
Class I	1,155,177	12,953,170	2,086,845	23,221,400
Shares issued to shareholders due to reinvestment of distributions:
Class A	286,165	3,205,932	569,505	6,345,587
Class C	6,347	71,063	12,112	134,899
Class C2(1)	—	—	7,127	79,203
Class I	97,469	1,090,138	170,784	1,901,300
	2,886,763	32,397,784	5,894,320	65,685,403
Shares redeemed:
Class A	(1,156,782)	(12,976,732)	(2,571,536)	(28,614,313)
Class C	(66,099)	(740,822)	(89,201)	(992,457)
Class C – automatic conversion to Class A Shares	—	—	(3,423)	(38,200)
Class C2(1)	(3)	(44)	(653,987)	(7,263,203)
Class C2 – automatic conversion to Class A Shares	(49,749)	(560,171)	(30,285)	(339,332)
Class I	(512,211)	(5,714,829)	(854,565)	(9,496,332)
	(1,784,844)	(19,992,598)	(4,202,997)	(46,743,837)
Net increase (decrease)	1,101,919	$ 12,405,186	1,691,323	$ 18,941,566

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

	Six Months Ended 11/30/21		Year Ended 5/31/21
Michigan	Shares	Amount	Shares	Amount
Shares sold:
Class A	823,490	$ 9,941,898	3,070,207	$ 36,887,691
Class A – automatic conversion of Class C2 Shares	49,531	599,816	3,079	36,885
Class C	136,404	1,645,326	180,001	2,157,299
Class C2(1)	—	—	68	819
Class I	2,386,758	28,752,206	5,441,498	65,390,333
Shares issued to shareholders due to reinvestment of distributions:
Class A	86,501	1,042,400	189,739	2,279,974
Class C	3,992	47,976	10,689	128,018
Class C2(1)	—	—	1,982	23,747
Class I	154,606	1,860,723	312,084	3,744,999
	3,641,282	43,890,345	9,209,347	110,649,765
Shares redeemed:
Class A	(808,898)	(9,764,059)	(1,111,907)	(13,377,024)
Class C	(129,631)	(1,559,996)	(203,403)	(2,437,160)
Class C2(1)	(9)	(115)	(202,065)	(2,423,225)
Class C2 – automatic conversion to Class A Shares	(49,613)	(599,816)	(3,084)	(36,885)
Class I	(1,048,330)	(12,627,621)	(2,498,325)	(30,004,910)
	(2,036,481)	(24,551,607)	(4,018,784)	(48,279,204)
Net increase (decrease)	1,604,801	$ 19,338,738	5,190,563	$ 62,370,561

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

	Six Months Ended 11/30/21		Year Ended 5/31/21
Missouri	Shares	Amount	Shares	Amount
Shares sold:
Class A	2,423,394	$ 28,391,025	7,934,832	$ 92,211,107
Class A – automatic conversion of Class C Shares	—	—	1,652	19,102
Class A – automatic conversion of Class C2 Shares	38,567	452,777	3,049	35,405
Class C	67,647	790,844	301,156	3,486,423
Class C2(1)	—	—	72	823
Class I	2,826,604	33,076,871	6,421,626	74,534,140
Shares issued to shareholders due to reinvestment of distributions:
Class A	362,582	4,240,631	712,697	8,284,640
Class C	13,965	162,692	31,121	360,156
Class C2(1)	—	—	5,737	66,307
Class I	210,292	2,456,161	396,525	4,603,000
	5,943,051	69,571,001	15,808,467	183,601,103
Shares redeemed:
Class A	(1,610,995)	(18,872,332)	(3,077,992)	(35,771,620)
Class C	(145,089)	(1,692,223)	(335,535)	(3,876,459)
Class C – automatic conversion to Class A Shares	—	—	(1,652)	(19,102)
Class C2(1)	(1)	(20)	(521,585)	(6,022,469)
Class C2 – automatic conversion to Class A Shares	(38,699)	(452,777)	(3,060)	(35,405)
Class I	(1,544,710)	(18,055,786)	(4,119,466)	(47,781,525)
	(3,339,494)	(39,073,138)	(8,059,290)	(93,506,580)
Net increase (decrease)	2,603,557	$ 30,497,863	7,749,177	$ 90,094,523

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements (Unaudited) (continued)
	Six Months Ended 11/30/21		Year Ended 5/31/21
Ohio	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,705,337	$ 20,454,002	5,126,493	$ 61,237,435
Class A – automatic conversion of Class C2 Shares	93,779	1,124,411	12,378	146,691
Class C	121,282	1,447,450	332,487	3,946,570
Class C2(1)	—	—	588	7,014
Class I	3,406,370	40,685,009	7,580,377	90,272,337
Shares issued to shareholders due to reinvestment of distributions:
Class A	239,436	2,866,871	630,137	7,520,868
Class C	7,571	90,127	25,124	298,208
Class C2(1)	—	—	10,769	128,220
Class I	230,789	2,753,093	550,205	6,543,405
	5,804,564	69,420,963	14,268,558	170,100,748
Shares redeemed:
Class A	(2,422,596)	(29,027,828)	(3,860,976)	(46,034,942)
Class C	(166,174)	(1,981,886)	(452,430)	(5,377,681)
Class C2(1)	(3)	(45)	(905,394)	(10,757,108)
Class C2 – automatic conversion to Class A Shares	(94,093)	(1,124,411)	(12,410)	(146,691)
Class I	(1,899,862)	(22,672,548)	(3,798,724)	(45,185,367)
	(4,582,728)	(54,806,718)	(9,029,934)	(107,501,789)
Net increase (decrease)	1,221,836	$ 14,614,245	5,238,624	$ 62,598,959

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

	Six Months Ended 11/30/21		Year Ended 5/31/21
Wisconsin	Shares	Amount	Shares	Amount
Shares sold:
Class A	6,060	$ 67,691	241,908	$ 2,635,340
Class A – automatic conversion of Class C2 Shares	34,644	384,546	57,969	634,340
Class C	—	2	272	2,945
Class C2(1)	—	—	54	583
Class I	98,433	1,099,268	82,852	900,584
Shares issued to shareholders due to reinvestment of distributions:
Class A	103,507	1,154,781	213,164	2,326,447
Class C	7,562	84,373	16,801	183,350
Class C2(1)	—	—	4,606	50,174
Class I	59,735	667,348	125,883	1,375,780
	309,941	3,458,009	743,509	8,109,543
Shares redeemed:
Class A	(275,360)	(3,072,721)	(891,248)	(9,704,312)
Class C	(48,845)	(544,265)	(129,530)	(1,408,976)
Class C2(1)	—	(1)	(276,455)	(3,009,788)
Class C2 – automatic conversion to Class A Shares	(34,644)	(384,546)	(57,916)	(634,340)
Class I	(275,453)	(3,077,069)	(869,619)	(9,499,101)
	(634,302)	(7,078,602)	(2,224,768)	(24,256,517)
Net increase (decrease)	(324,361)	$(3,620,593)	(1,481,259)	$(16,146,974)

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of November 30, 2021.
	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Tax cost of investments	$284,574,484	$357,764,471	$341,288,900	$718,262,544	$690,489,072	$132,774,789
Gross unrealized:
Appreciation	$ 16,742,556	$ 26,017,357	$ 19,504,506	$ 46,858,094	$ 53,941,553	$ 10,934,415
Depreciation	(2,404,340)	(214,011)	(162,702)	(1,362,795)	(546,822)	(218,885)
Net unrealized appreciation (depreciation) of investments	$ 14,338,216	$ 25,803,346	$ 19,341,804	$ 45,495,299	$ 53,394,731	$ 10,715,530
Permanent differences, primarily due to taxable market discount and distribution reallocations, resulted in reclassifications among the Funds' components of net assets as of May 31, 2021, the Funds' last tax year end.
The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of May 31, 2021, the Funds' last tax year end, were as follows:
	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Undistributed net tax-exempt income[1]	$181,643	$837,028	$218,924	$654,713	$105,294	$768,302
Undistributed net ordinary income[2]	724	—	32,329	260,916	—	—
Undistributed net long-term capital gains	—	—	129,449	—	—	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2021 through May 31, 2021, and paid on June 1, 2021.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
The tax character of distributions paid during the Funds' last tax year ended May 31, 2021 was designated for purposes of the dividends paid deduction as follows:
	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Distributions from net tax-exempt income	$7,036,541	$9,464,176	$7,356,847	$18,027,906	$16,434,091	$4,441,262
Distributions from net ordinary income[2]	10,207	—	—	—	58,376	9,624
Distributions from net long-term capital gains	—	—	—	—	2,146,115	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
As of May 31, 2021, the Funds' last tax year end, the following Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.
	Kansas	Kentucky	Missouri	Wisconsin
Not subject to expiration:
Short-term	$4,311,400	$2,413,688	$4,620,616	$2,424,772
Long-term	2,514,806	3,389,662	129,471	2,751,862
Total	$6,826,206	$5,803,350	$4,750,087	$5,176,634
During the Funds' last tax year ended May 31, 2021, the following Funds utilized capital loss carryforwards as follows:
	Kansas	Kentucky	Michigan	Missouri	Wisconsin
Utilized capital loss carryforwards	$56,164	$93,375	$682,336	$327,904	$576,422
The Funds have elected to defer late-year losses in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the current fiscal year. The following Fund has elected to defer losses as follows:
Ohio
Post-October capital losses[3]	$11,123
Late-year ordinary losses[4]	—

[3]	Capital losses incurred from November 1, 2020 through May 31, 2021, the Funds' last tax year end.

Notes to Financial Statements (Unaudited) (continued)
[4]	Ordinary losses incurred from January 1, 2021 through May 31, 2021 and/or specified losses incurred from November 1, 2020 through May 31, 2021.
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components  –  a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Average Daily Net Assets	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
For the first $125 million	0.3500%	0.3500%	0.3500%	0.3500%	0.3500%	0.3500%
For the next $125 million	0.3375	0.3375	0.3375	0.3375	0.3375	0.3375
For the next $250 million	0.3250	0.3250	0.3250	0.3250	0.3250	0.3250
For the next $500 million	0.3125	0.3125	0.3125	0.3125	0.3125	0.3125
For the next $1 billion	0.3000	0.3000	0.3000	0.3000	0.3000	0.3000
For the next $3 billion	0.2750	0.2750	0.2750	0.2750	0.2750	0.2750
For the next $5 billion	0.2500	0.2500	0.2500	0.2500	0.2500	0.2500
For net assets over $10 billion	0.2375	0.2375	0.2375	0.2375	0.2375	0.2375
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*     The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2021, the complex-level fee for each Fund was as follows:
Fund	Complex-Level Fee
Kansas	0.1534%
Kentucky	0.1534%
Michigan	0.1534%
Missouri	0.1618%
Ohio	0.1567%
Wisconsin	0.1534%

The Adviser has agreed to waive fees and/or reimburse expenses for Ohio so that total annual Fund operating expenses, (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.75% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified only with the approval of shareholders of the Fund.
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C2 Shares incurred a 0.55% annual 12b-1 distribution fee and a 0.20% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds did not engage in cross-trades pursuant to these procedures.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Sales charges collected	$113,456	$175,396	$79,779	$328,274	$174,749	$ —
Paid to financial intermediaries	103,611	164,298	77,644	311,635	168,818	—
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Commission advances	$49,737	$102,958	$81,061	$210,017	$143,976	$ —
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C and Class C2 Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
12b-1 fees retained	$6,818	$10,709	$12,594	$13,972	$16,497	$ —
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
CDSC retained	$311	$3,916	$7,718	$17,043	$16,490	$ —
8.  Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are each described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.

Notes to Financial Statements (Unaudited) (continued)
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
9.  Borrowing Arrangements
Committed Line of Credit
The Fund, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multifactor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2022 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Prior to June 23, 2021, the drawn interest rate was equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Participating Funds also incurred a 0.05% upfront fee on the increase of the $230 million commitment amount during the reporting period. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Fund utilized this facility. The Fund's maximum outstanding balance during the utilization period was as follows:
Wisconsin
Maximum outstanding balance	$2,600,000
During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Wisconsin
Utilization period (days outstanding)	12
Average daily balance outstanding	$2,600,000
Average annual interest rate	1.30%
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities, where applicable.

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage (Effective Leverage Ratio): Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Industrial Development Revenue Bond (IDR): A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Lipper Ohio Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Ohio Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Other States Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of re-

turns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
S&P Municipal Bond Kansas Index: A market value-weighted index designed to measure the performance of the tax exempt Kansas municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Kentucky Index: A market value-weighted index designed to measure the performance of the tax exempt Kentucky municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Michigan Index: A market value-weighted index designed to measure the performance of the tax exempt Michigan municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Missouri Index: A market value-weighted index designed to measure the performance of the tax exempt Missouri municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Ohio Index: A market value-weighted index designed to measure the performance of the tax exempt Ohio municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Wisconsin Index: A market value-weighted index designed to measure the performance of the tax exempt Wisconsin municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index: A market value-weighted index designed to measure the performance of the tax exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Obligation/General Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn't have the ability to increase taxes by an unlimited amount to pay the bonds back.

Glossary of Terms Used in this Report (Unaudited) (continued)
Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Fund's liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund covered in this Report has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage each Fund’s liquidity risk. The Program consists of various protocols for assessing and managing the Fund’s liquidity risk. The Fund's Board of Directors (the “Board”) previously designated Nuveen Fund Advisors, LLC, the Fund's investment adviser (the “Adviser”), as the administrator of the Program. The Adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the Adviser’s Liquidity Oversight Sub-Committee (“LOSC”). LMAT and LOSC are composed of personnel from the Adviser and Teachers Advisors, LLC, an affiliate of the Adviser.
At a May 26, 2021 meeting of the Board, the Adviser provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for the calendar year 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of its portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
The Funds’ portfolio investments are classified into one of four liquidity categories (including the most liquid, “Highly Liquid,” and the least liquid, “Illiquid,” as discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, using third-party vendor data.
A fund that does not primarily hold Highly Liquid investments must, among other things, determine a minimum percentage of the fund’s net assets that must be invested in Highly Liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund primarily held Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a fund from acquiring Illiquid investments if doing so would result in the fund holding more than 15% of its net assets in Illiquid investments, and requires certain reporting to the fund’s board and the Securities and Exchange Commission any time a fund’s holdings of Illiquid investments exceeds 15% of net assets. During the Review Period, the Fund did not exceed the 15% limit on Illiquid investments.

Notes

Notes

Notes

Notes

Nuveen:
Serving Investors for Generations
Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com    MSA-MS6-1121D1972939-INV-B-01/23

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust IV

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: February 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: February 4, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: February 4, 2022